UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Securities — 100.2%
	U.S. Treasury Bills — 100.2% (n)
1,200,000	4.81%, 12/28/06	1,195,726
974,598	4.83%, 12/07/06	973,820
598,095	4.86%, 12/21/06	596,496
275,000	4.91%, 01/11/07	273,483
521,253	4.98%, 02/01/07	516,828
1,000,000	4.98%, 02/22/07	988,660
875,000	4.99%, 02/08/07	866,732
850,000	4.99%, 02/15/07	841,149
675,000	5.00%, 01/18/07	670,553
150,000	5.02%, 01/04/07	149,296
650,588	5.05%, 01/25/07	645,631
300,000	5.22%, 12/15/06 (m)	299,392
252,348	11.30%, 12/14/06	251,878

	Total Investments — 100.2% (Cost $8,269,644)*	8,269,644
	Liabilities in Excess of Other Assets — (0.2)%	(17,714)

	NET ASSETS — 100.0%	$8,251,930

Percentages indicated are based on net assets.

ABBREVIATIONS:
*	The cost of securities is substantially the same for federal income tax purposes.
(m)	All or portion of this security is segregated for current or potential holdings of TBA, when-issued securities and delayed delivery securities.
(n)	The rate shown is the effective yield at the date of purchase.

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 11.4% (n)
	California — 11.4%
	California State Department of Water Resources,
10,711	3.46%, 12/14/06	10,711
22,663	3.50%, 12/06/06	22,663
17,500	Chino Basin Regional Financing Authority, Inland Empire Utilities, 3.48%, 01/18/07	17,500
4,000	Los Angeles Municipal Improvement, 3.40%, 12/08/06	4,000
7,500	San Diego County Water Authority, Rev., 3.51%, 02/07/07	7,500
	San Diego Water Authority,
10,000	3.50%, 02/08/07	10,000
4,000	3.50%, 03/08/07	4,000
5,000	LIQ: Bayerische Landesbank, 3.63%, 12/01/06	5,000
	State of California,
3,000	3.42%, 02/09/07	3,000
17,000	3.45%, 12/08/06	17,000
6,000	3.46%, 01/11/07	6,000
5,000	University of California, 3.50%, 12/11/06	5,000
1,300	Ventura County, LOC: Bank of Nova Scotia, 3.63%, 12/01/06	1,300

	Total Commercial Paper (Cost $113,674)	113,674

	Daily Demand Notes — 8.5%
	California — 8.5%
1,600	California Health Facilities Financing Authority, Adventist Health Systems, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.60%, 12/01/06	1,600
6,240	California Housing Finance Agency, Home Mortgage, Series F, Rev., VAR, AMT, 3.63%, 12/01/06	6,240
	California Housing Finance Agency, Multi-Family Housing,
320	Series A, Rev., VAR, AMT, LIQ: Helaba, 3.50%, 12/01/06	320
4,525	Series III-A, Rev., VAR, 3.75%, 12/01/06	4,525
8,570	Series III-D, Rev., VAR, AMT, 3.75%, 12/01/06	8,570
8,950	California Rural Home Mortgage Finance Authority, Series A, Rev., VAR, AMT, 3.60%, 12/01/06	8,950
3,091	City of Los Angeles, Housing Loans to Lender Program, Series A, Rev., VAR, LOC: FHLB, 3.65%, 12/01/06	3,091
6,850	City of Madera, Series A, Rev., VAR, XLCA, 3.50%, 12/01/06	6,850
20,500	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX-2, Rev., VAR, LOC: Societe Generale, 3.61%, 12/01/06	20,500
	Municipal Securities Trust Certificates,
1,500	Series 2001-135, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.67%, 12/01/06 (e)	1,500
1,000	Series 2001-136, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.67%, 12/01/06 (e)	1,000
19,500	Southern California Home Financing Authority, Series A, Rev., VAR, AMT, 3.60%, 12/01/06	19,500
1,250	State of California, Municipal Securities Trust Receipts, Series SGA-119, GO, VAR, FGIC, LIQ: Societe Generale, 3.67%, 12/01/06	1,250

	Total Daily Demand Notes (Cost $83,896)	83,896

	Municipal Notes & Bonds — 5.7%
	California — 5.0%
1,500	California School Cash Reserve Program Authority, Series A, Rev., 4.50%, 07/06/07	1,509
3,000	California Statewide Communities Development Authority, Series A-1, Rev., VAR, TRAN, 4.50%, 12/07/06	3,014
5,000	City of Oakland, TRAN, 4.50%, 07/17/07	5,025
6,000	County of Ventura, TRAN, GO, 4.50%, 07/02/07	6,027
7,485	Los Angeles County, Series A, TRAN, Rev., 4.50%, 06/29/07	7,524
1,000	Los Angeles County Schools, Series A, TRAN, GO, 4.50%, 06/29/07	1,006
10,000	Los Angeles Unified School District, TRAN, GO, 4.50%, 12/03/07	10,106
5,750	School Project for Utility Rate Reduction, RAN, Rev., 4.50%, 10/04/07	5,798
10,000	State of California, RAN, Rev., 4.50%, 06/29/07	10,061

		50,070

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Puerto Rico — 0.7%
7,000	Commonwealth of Puerto Rico, TRAN, Rev., 4.50%, 07/30/07	7,045

	Total Municipal Bonds (Cost $57,115)	57,115

	Weekly Demand Notes — 73.9%
	California — 70.5%
1,000	ABAG Finance Authority for Nonprofit Corp., Arbors Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.38%, 12/06/06 (m)	1,000
6,995	ABN AMRO Munitops Certificate Trust, Series 2003-11, GO, VAR, FSA, 3.49%, 12/07/06	6,995
2,505	Alameda Corridor Transportation Authority, Series 1513, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.50%, 12/07/06	2,505
1,000	Alameda County IDA, United Manufacturing Project, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.43%, 12/06/06	1,000
8,500	Auburn Union School District, COP, VAR, FSA, 3.45%, 12/07/06	8,500
150	California Educational Facilities Authority, Series PA-542, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.49%, 12/06/06	150
1,975	California Health Facilities Financing Authority, Series ROCS-RR-II-603CE, Rev., VAR, LIQ: Citibank N.A., 3.48%, 12/07/06	1,975
20,000	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VAR, LOC: Bank of America N.A., 3.32%, 12/06/06	20,000
13,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VAR, 3.36%, 12/06/06	13,000
865	California Housing Finance Agency, Series D, Rev., VAR, FSA, 3.50%, 12/06/06	865
	California Infrastructure & Economic Development Bank, Lance Camper Manufacturing Corp.,
6,000	Series A, Rev., VAR, LOC: Comerica Bank, 3.50%, 12/07/06	6,000
600	Series B, Rev., VAR, LOC: Comerica Bank, 3.50%, 12/07/06	600
3,000	California Infrastructure & Economic Development Bank, Le Lycee Francias De, Rev., VAR, LOC: Mellon First Business Bank, 3.55%, 12/07/06	3,000
3,500	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VAR, LOC: First Republic Bank, 3.36%, 12/07/06	3,500
2,380	California Pollution Control Financing Authority, U.S. Borax, Inc. Project, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.38%, 12/07/06	2,380
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.45%, 12/06/06	1,000
	California State Department of Water Resources,
2,950	Series C-12, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.30%, 12/07/06	2,950
1,000	Sub Series G-13, Rev., VAR, FGIC, 3.35%, 12/07/06	1,000
	California State Public Works Board,
5,000	Series 160, Rev., VAR, AMBAC, LIQ: BNP Paribas, 3.48%, 12/07/06	5,000
1,275	Series PA-814, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.49%, 12/07/06	1,275
	California Statewide Communities Development Authority,
1,650	Series 909, COP, VAR., MBIA, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	1,650
10,500	Series 54TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.58%, 12/07/06	10,500
2,800	Series J, Rev., VAR, 3.36%, 12/06/06	2,800
21,520	Series M, Rev., VAR, 3.36%, 12/06/06	21,520
5,565	Series PT-3682, Rev., VAR, 3.72%, 12/07/06	5,565
5,900	California Statewide Communities Development Authority, 1030 Post Street Apartments, Series Y, Rev., VAR, FHLMC, LIQ: FHLMC, 3.50%, 12/07/06	5,900
2,500	California Statewide Communities Development Authority, Amern Baptist Home West, Rev., VAR, LOC: Lasalle Bank N.A., 3.34%, 12/07/06	2,500
3,750	California Statewide Communities Development Authority, Busseto Foods, Inc., Series B, Rev., VAR, LOC: Comerica Bank, 3.50%, 12/06/06	3,750
700	California Statewide Communities Development Authority, Hanuman Fellowship Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.45%, 12/06/06	700
11,337	California Statewide Communities Development Authority, Ivy Hill Apartments Project, Series I, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/07/06	11,337
	California Statewide Communities Development Authority, Kaiser Permanente,
3,700	Series A, Rev., VAR, 3.36%, 12/06/06	3,700
1,000	Series B, Rev., VAR, 3.36%, 12/06/06	1,000
12,340	California Statewide Communities Development Authority, Oakmont Senior Living, Series Y, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/07/06	12,340
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VAR, LOC: Union Bank of California N.A., 3.40%, 12/07/06	2,000
2,510	Chabot-Las Positas Community College District, Series 87-Z, GO, VAR, AMBAC, LIQ: Goldman Sachs Special Situation, 3.53%, 12/07/06	2,510
3,430	City & County of San Francisco, Series PT-3017, GO, MBIA, LIQ: Merrill Lynch Capital Services, 3.49%, 12/07/06	3,430
2,399	City of Glendale, Hospital, Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.52%, 12/03/06	2,398
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.41%, 12/07/06	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VAR, FHLMC COLL, 3.37%, 12/07/06	3,600
2,650	City of Los Angeles, Series PT-3700, Rev., VAR, 3.57%, 12/07/06	2,650
2,000	City of Los Angeles, Multimodal, Series C, Rev., VAR, FGIC, 3.35%, 12/07/06	2,000

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,500	City of Milpitas, Multi-Family Housing, Crossing at Montague, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/07/06	4,500
3,900	City of Modesto, Series 910, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	3,900
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project, Rev., VAR, FHLMC COLL, 3.38%, 12/06/06	3,000
5,420	City of Riverside, Multi-Family Housing, Series MT-186, Rev., VAR, FHLMC, LIQ: FHLMC, 3.51%, 12/07/06	5,420
975	City of San Jose, Airport, Series ROCS-II-R-2004, Rev., VAR, FSA, LIQ: Citigroup Financial Products, 3.48%, 12/07/06	975
3,925	City of Santa Rosa, Waste Water Systems, Series PZ-43, Rev., VAR, AMBAC, 3.53%, 12/07/06	3,925
7,500	Coast Community College District, Series ROCS RR-II-R-6088, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.48%, 12/07/06	7,500
4,610	Contra Costa Community College District, Series ROCS RR-II-R-548X, GO, VAR, FSA, LIQ: Citibank N.A., 3.48%, 12/07/06	4,610
650	Contra Costa County Housing Authority, Lakeshore, Series C, Rev., VAR, FHLMC, LIQ: FHLMC, 3.35%, 12/06/06	650
3,835	Desert Sands Unified School District, Series ROCS RR-II-R-6086, GO, VAR, AMBAC, LIQ: Citigroup Financial Products, 3.48%, 12/07/06	3,835
	East Bay Municipal Utility District,
4,000	Series 1317-X, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	4,000
2,400	Series 1414, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	2,400
4,000	East Side Union High School District-Santa Clara County, Merlots, Series B-28, GO, VAR, MBIA, 3.50%, 12/06/06	4,000
2,995	Fairfield-Suisun Unified School District, Series ROCS RR-II-R-6019, GO, VAR, MBIA, LIQ: Citigroup Financial Products, 3.48%, 12/07/06	2,995
3,927	Federal Home Loan Mortgage Corp., Multi-Family Certificates, Series M001, Class A, FRN, AMT, 3.58%, 12/06/06	3,928
	Golden State Tobacco Securitization Corp.,
7,500	Series 1422, Rev., VAR, FGIC-TCRS, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	7,500
6,400	Series 1436, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	6,400
2,355	Series 8Z, Rev., VAR, AMBAC, LIQ: Special Situations Investing, 3.54%, 12/07/06	2,355
11,275	Series PA-1206, Rev., VAR, 3.51%, 12/07/06	11,275
1,048	Series Z-5, Rev., VAR, TOCS, FSA, LIQ: Goldman Sachs Special Situation, 3.54%, 12/07/06	1,048
	Goldman Sachs Pool Trust,
38,669	Series 24TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.58%, 12/07/06	38,668
3,737	Series 34TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.58%, 12/07/06	3,737
8,810	Hacienda La Puente Unified School District, Series PT-2877,GO, VAR, FGIC, LIQ: Dexia Credit Local, 3.48%, 12/04/06	8,810
2,100	Hayward Housing Authority, Multi-Family Barrington Hill S.A., Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.38%, 12/06/06	2,100
5,630	Hercules Redevelopment Agency, Series PT-3411, TAN, VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 3.49%, 12/05/06	5,630
1,000	Hesperia, Civic Plaza Financing, VAR, COP, VAR, LOC: Bank of America N.A., 3.35%, 12/06/06	1,000
645	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VAR, LOC: Bank of America N.A., 3.55%, 12/06/06	645
5,040	Huntington Beach Union High School District, Series PT-3413, GO, VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.49%, 12/05/06	5,040
3,505	Kern Water Bank Authority, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A, 3.30%, 12/07/06	3,505
	Lehman Municipal Trust Receipts, Metropolitan Water District,
5,000	GO, VAR, LIQ: Lehman Liquidity Co., 3.42%, 12/06/06	5,000
9,455	Rev., VAR, LIQ: Lehman Liquidity Co., 3.42%, 12/06/06	9,455
6,660	Los Angeles Community College District, Series ROCS-II-R-71, GO, VAR, MBIA, LIQ: Salomon Smith Barney, 3.48%, 12/07/06	6,660
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II, Series II-C, Rev., VAR, FNMA COLL, 3.37%, 12/07/06	5,440
2,000	Los Angeles County IDA, Goldberg & Solovy Foods, Rev., VAR, LOC: Union Bank of California, 4.95%, 12/05/06	2,000
	Los Angeles Department of Water & Power,
1,975	Series ROCS-RR-II-R-4510, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.48%, 12/07/06	1,975
2,000	Sub Series A-8, Rev., VAR, 3.34%, 12/07/06	2,000
2,000	Los Angeles Harbor Department, Series ROCS-RR-II-R-559, Rev., VAR, FGIC MBIA, LIQ: Citibank N.A., 3.50%, 12/07/06	2,000
3,000	Los Angeles IDA, Packing & Shipping Project, Series AAA, Rev., VAR, LOC: City National Bank, 3.50%, 12/07/06	3,000
	Los Angeles Unified School District,
9,137	Series 924, GO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	9,137
2,800	Series PT-1179, GO, MBIA, LIQ: Merrill Lynch Capital Services, 3.49%, 12/07/06	2,800
26,750	Long Beach Bond Finance Authority, Series 812, Class D, TAN, VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	26,750
5,600	Metropolitan Water District of Southern California, Series B-2, Rev., VAR, 3.30%, 12/07/06	5,600
1,000	Monrovia Unified School District, Municipal Securities Trust Receipts, Series SGA-70, GO, VAR, MBIA, 3.48%, 12/06/06	1,000
5,600	Morgan Hill Unified School District, Floating Rate Receipts, Series SG-145, GO, VAR, FGIC, 3.48%, 12/07/06	5,600

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Municipal Securities Trust Certificates,
5,000	Series 281, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.55%, 12/06/06	5,000
23,445	Series 2000-96, Class A, GO, VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.48%, 12/06/06 (e)	23,445
6,050	Series 2006-259, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.55%, 12/06/06	6,050
4,270	Series 3001, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.55%, 12/06/06	4,270
8,560	Series 3024, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.55%, 12/06/06	8,560
9,605	Series 3035, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.53%, 12/06/06	9,605
5,000	Series 7021, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.53%, 12/07/06	5,000
5,300	Series 9035, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.48%, 12/06/06	5,300
2,005	Orange County, Villas, Series PAZ-F, Rev., VAR, FNMA COLL, LOC: Bank of America N.A., 3.35%, 12/07/06	2,005
1,450	Orange County Apartment Development, Bluffs Apartments, Series C, Rev., VAR, FHLMC, LIQ: FHLMC, 3.37%, 12/07/06	1,450
675	Orange County Housing Authority, Lantern Pines Project, Series CC, Rev., VAR, FNMA, LIQ: FNMA, 3.35%, 12/06/06	675
1,000	Orange County Sanitation District, Series 1032, COP, VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	1,000
5,000	Orange County, Pointe Niguel Project, Series C, Rev., VAR, 3.27%, 12/07/06	5,000
8,000	Placentia-Yorba Linda Unified School District, Series 1245, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	8,000
5,550	Poway Redevelopment Agency, Tax Allocation, PT-2474, TAN, VAR, MBIA, 3.49%, 12/06/06	5,550
1,305	Poway Unified School District, PT-2113, GO, VAR, MBIA, 3.49%, 12/03/06	1,305
6,000	Reset Optional Certificates Trust, Series ROCS-RR-II-R-681, GO, VAR, CIFG-TCRS, LIQ: Citibank N.A., 3.48%, 12/07/06	6,000
2,650	Reset Optional Certificates Trust II, San Mateo, Series ROCS-RR-II-R-647, GO, VAR, MBIA, LIQ: Wells Fargo Bank N.A., 3.53%, 12/07/06	2,650
2,700	Riverside County, Public Facilities, Series B, COP, VAR, LOC: State Street Bank & Trust Co, 3.30%, 12/05/06	2,700
2,590	Riverside County IDA, Merrick Engineering, Inc., Rev., VAR, LOC: Wells Fargo Bank N.A, 3.48%, 12/06/06	2,590
1,574	Sacramento City Financing Authority, Series Z-3, TOCS, TAN, VAR, FGIC, LIQ: Goldman Sachs Special Situation, 3.54%, 12/07/06	1,574
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VAR, FNMA COLL, 3.37%, 12/07/06	4,000
6,000	Sacramento Housing Authority, Multi-Family Housing, Natomas Apartments, Series F, Rev., VAR, LIQ: FNMA, 3.50%, 12/07/06	6,000
3,020	San Bernardino County Housing Authority, Montclair Heritage, Series A, Rev., VAR, LOC: California Federal Bank, 3.37%, 12/07/06	3,020
3,400	San Diego County, COP, VAR, LOC: Allied Irish Bank plc, 3.37%, 12/07/06	3,400
	San Diego Unified School District,
5,000	Series 964-D, GO, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	5,000
3,105	Series PT-2176, GO, VAR, FGIC, 3.49%, 12/07/06	3,105
3,865	San Francisco City & County Public Utilities Commission, Series 1259-X, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	3,865
3,950	San Francisco City & County Redevelopment Agency, Community Facilities District No. 4, Rev., VAR, 3.32%, 12/06/06	3,950
	San Joaquin Hills Transportation Corridor Agency,
2,250	Series 90TPZ, Rev., VAR, MBIA, LIQ: Goldman Sachs Special Situation, 3.66%, 12/07/06	2,250
1,150	Series 91TPZ, Rev., VAR, MBIA, LIQ: Goldman Sachs Special Situation, 3.51%, 12/07/06	1,150
1,410	San Jose Unified School District/Santa Clara County, Series 115, GO, VAR, FGIC, 3.53%, 12/07/06	1,410
1,000	San Mateo County Board of Education, Series A, COP, VAR, LOC: Allied Irish Bank plc, 3.30%, 12/07/06	1,000
400	Santa Ana Unified School District, COP, VAR, LOC: BNP Paribas, 3.30%, 12/06/06	400
4,375	Solar Eclipse Funding Trust, COP, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.48%, 12/07/06	4,375
12,925	Southern California Public Power Authority, Southern Transmission Project, Series B, Rev., VAR, FSA, 3.30%, 12/06/06	12,925
	State of California,
16,000	Series A, Subseries A-2, GO, VAR, LOC: Calyon Bank, 3.27%, 12/06/06	16,000
15,000	Series A, Subseries A-3, GO, VAR, LOC: Bank of America N.A., 3.34%, 12/06/06	15,000
18,800	Series B, Subseries B-1, GO, VAR, LOC: Bank of America N.A., 3.32%, 12/06/06	18,800
5,400	Series C-2, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.30%, 12/07/06	5,400
7,000	Series C-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.34%, 12/07/06	7,000
2,900	Series C-14, Rev., VAR, XLCA, 3.30%, 12/06/06	2,900
4,300	Series C-18, Rev., VAR, XLCA, 3.30%, 12/06/06	4,300
400	Series C-21, Rev., VAR, XLCA, 3.34%, 12/06/06	400
3,000	Series FP3, GO, VAR, LIQ: Lehman Brothers Special Financing, 3.44%, 12/06/06	3,000
3,595	Series PA-594, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.49%, 12/02/06	3,595
1,760	Series PT-1236, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.51%, 12/06/06	1,760
1,250	Series PT-2831, GO, VAR, AMBAC, 3.48%, 12/04/06	1,250
1,050	Series SG-85, GO, VAR, FGIC-TCRS, LIQ: Societe Generale, 3.48%, 12/02/06	1,050
2,215	State of California, Kindergarten, Series B-4, GO, VAR, 3.34%, 12/07/06	2,215
1,000	State of California, Macon Trust, Series N, GO, VAR, AMBAC, 3.49%, 12/05/06	1,000

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	State of California, Municipal Securities Trust Receipts,
250	Series 2, Class A, GO, VAR, FGIC, LIQ: Societe Generale, 3.50%, 12/07/06	250
1,175	Series SGA-7, GO, VAR, FSA, 3.48%, 12/06/06	1,175
300	Series SGA-40, GO, VAR, FGIC, 3.48%, 12/06/06	300
4,720	Series SGA 54, GO, VAR, AMBAC, 3.48%, 12/06/06	4,720
100	Series SGA-55, GO, VAR., FGIC, 3.48%, 12/06/06	100
1,300	Series SGA-58, Rev., VAR, FGIC, 3.48%, 12/06/06	1,300
2,000	State of California, UBS Municipal, Series 2006-1005, GO, VAR, MBIA, 3.48%, 12/07/06	2,000
2,520	University of California, Series 1198, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.48%, 12/07/06	2,520
925	Vacaville Unified School District, Series PT-3068, GO, VAR, MBIA, 3.49%, 12/06/06	925
3,390	Vista Unified School District, Series PT-2116, GO, VAR, FSA, 3.49%, 12/03/06	3,390
1,995	West Contra Costa Unified School District, Series PT-1828, GO, VAR, FGIC, 3.49%, 12/03/06	1,995
745	West Covina Redevelopment Agency, Lakes Public Parking Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.35%, 12/06/06	745
4,350	West Valley-Mission Community College District Series PT-3446, GO, VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.49%, 12/05/06	4,350

		699,332

	Puerto Rico — 3.4%
5,000	Commonwealth of Puerto Rico, Series PA-943, GO, VAR, MBIA-IBC, LIQ: Merrill Lynch Capital Services, 3.46%, 12/05/06	5,000
	Municipal Securities Trust Certificates,
4,200	Series 2000-107, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.45%, 12/06/06	4,200
1,150	Series 2002-199, Class A, GO, VAR, MBIA-IBC, LIQ: Bear Stearns Capital Markets, 3.45%, 12/06/06	1,150
2,000	Series 7005, Class A, SO, VAR, LIQ: Bear Stearns Capital Markets, 3.46%, 12/07/06	2,000
4,000	Puerto Rico Highway & Transportation Authority,
	Series ROCS-RR-II-R-636CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.50%, 12/07/06	4,000
500	Puerto Rico Highway & Transportation Authority, Macon Trust, Series M, Rev., VAR, FGIC, 3.49%, 12/02/06	500
1,150	Puerto Rico Infrastructure Financing Authority, Series 1, SO, VAR, LIQ: Bank of New York, 3.49%, 12/07/06	1,150
9,870	Puerto Rico Municipal Finance Agency, Series PA-609, Rev., VAR, FSA, 3.46%, 12/05/06	9,870
4,550	Puerto Rico Public Buildings Authority, Series 747D, Rev., VAR, CIFG-TCRS, LIQ: Morgan Stanley Dean Witter, 3.48%, 12/07/06	4,550
1,300	TICS/TOCS Trust,
	Series 2001-2, GO, VAR, FSA, LIQ: Bank of New York, 3.49%, 12/07/06	1,300

		33,720

	Total Weekly Demand Notes (Cost $733,052)	733,052

	Total Investments — 99.5% (Cost $987,737)*	987,737
	Other Assets in Excess of Liabilities — 0.5%	5,271

	NET ASSETS — 100.0%	$993,008

Percentages indicated are based on net assets.

ABBREVIATIONS:
*	The cost of securities is substantially the same for federal income tax purposes.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(m)	All or a portion of this security is segregated for current or potential holdings of TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CIFG	CDC IXIS Financial Guarantee
COP	Certificates of Participation
COLL	Collateral
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation Bond
IBC	Insured Bond Certificate
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RAN	Revenue Anticipation Note
Rev.	Revenue Bond

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

SO	Special Obligation
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.
XLCA	XL Capital Assurance

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 100.0%
	Municipal Bonds — 100.0%
	Alaska — 0.7%
1,000	Alaska Student Loan Corp., Series A-2, Rev., 5.00%, 06/01/10 (m)	1,042

	Arkansas — 0.7%
1,000	City of Springdale, Public Improvements, Recreational Facility, Arkansas Sales & Use Tax Revenue, Rev., FSA, 4.13%, 07/01/13	997

	California — 87.8%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., MBIA, 5.25%, 10/01/14 (m)	3,479
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,208
260	Burlingame Financing Authority, Rev., 4.75%, 10/15/11	274
750	California Educational Facilities Authority, Stanford University, Series P, Rev., 5.25%, 12/01/13	840
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.00%, 11/15/15	1,068
1,000	California Housing Finance Agency, Series B, Rev., 4.00%, 08/01/13	1,018
2,885	California State Department of Transportation, Federal Highway Grant, Series A, Rev., FGIC, 5.00%, 02/01/12	3,096
1,500	California State Department of Water Resources, Series A, Rev., MBIA, 5.25%, 05/01/12	1,629
540	California State Department of Water Resources, Central Valley Project, Water System, Series J-3, Rev., 7.00%, 12/01/12 (p)	642
1,460	California State Department of Water Resources, Central Valley Project, Water System, Unrefunded Balance, Series J-3, Rev., 7.00%, 12/01/12	1,731
3,135	California State Department of Water Resources, Unrefunded Balance, Series W, Rev., 5.50%, 12/01/08	3,255
1,675	California State Public Works Board, Department of Corrections, Series A, Rev., AMBAC, 5.25%, 06/01/11	1,799
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.25%, 01/01/16	1,123
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.25%, 06/01/12	108
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.00%, 05/01/15	1,081
435	California Statewide Communities Development Authority, Catholic Healthcare West, COP, 6.00%, 07/01/09 (p)	449
475	California Statewide Communities Development Authority, Catholic Healthcare West, Unrefunded Balance, COP, 6.00%, 07/01/09	487
985	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/31	1,018
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, MBIA, 5.50%, 10/01/14	555
1,000	City of Los Angeles, Series A, GO, FGIC, 5.25%, 09/01/11	1,079
5,110	City of Los Angeles, Sonnenblick Del Rio, West Los Angeles, COP, AMBAC, 6.13%, 11/01/10	5,630
600	City of Pacifica, Street Improvement Project, COP, AMBAC, 5.75%, 11/01/09 (p)	650
35	City of Richmond, Wastewater, Rev., FGIC, 5.20%, 08/01/09 (p)	37
970	San Bernardino, Single Family Mortgage, Mortgage-Backed Securities, Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.50%, 05/01/23 (p)	1,261
1,500	City of San Francisco, State Building Authority, Civic Center, Series A, Rev., FGIC, 5.00%, 12/01/15	1,631
1,500	City of Vallejo, Water Revenue, Rev., MBIA, 5.00%, 05/01/16	1,635
150	Coachella Valley Recreation & Park District, Improvement Bond Act of 1915, Reassessment District 1, Special Assessment, MBIA, 4.63%, 09/02/10	157
1,000	Colton Public Financing Authority, Tax Allocation, Series A, Rev., MBIA, 5.00%, 08/01/08	1,040
2,505	Corona Community Facilities District, No. 97-2, Eagle Glen, Special Tax, 5.75%, 09/01/08	2,609
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,503
2,825	El Dorado Irrigation District & El Dorado Water Agency, COP, Series A, FGIC, 5.00%, 03/01/13	3,061
1,000	Fallbrook Union High School District, San Diego County, GO, FGIC, 5.38%, 09/01/12	1,100
200	Fullerton University Foundation, Auxiliary Organization, University & College Improvements, Series A, Rev., MBIA, 5.50%, 07/01/10	214
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/17	646
	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Assets Backed,
1,000	Series A, Rev., 5.00%, 06/01/09	1,033
2,000	Series B, Rev., FGIC-TCRS, 5.50%, 06/01/13 (p)	2,224
	Golden West Schools Financing Authority,
3,185	ROCS-RR-II-R-3042, VAR, GO, MBIA, LIQ: Citigroup Global Markets, 3.48%, 08/01/13	3,185
545	Series A, Rev., MBIA, 5.80%, 02/01/16	639
1,000	Loma Linda University Medical Center, Series A, Rev., 5.00%, 12/01/15	1,057
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, FSA, 5.00%, 08/01/16	1,653

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	Los Angeles Community College District, University & College Improvements, Series A, GO, MBIA, 5.00%, 08/01/11 (p)	2,134
1,895	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax, Series A, AMBAC, 5.63%, 09/01/10	2,034
1,200	Los Angeles County Metropolitan Transportation Authority, Series B, Rev., FSA, 5.25%, 07/01/11	1,302
	Los Angeles County Public Works Financing Authority, Multiple Capital Facilities Project,
1,500	Series A, Rev., FGIC, 5.00%, 09/01/14	1,643
1,000	Series B, Rev., AMBAC, 6.00%, 12/01/07 (p)	1,025
	Los Angeles Department of Water & Power, Power Systems,
2,000	Series B, Rev., FSA, 5.13%, 07/01/13	2,188
1,000	Sub Series A-1, Rev., AMBAC, 5.00%, 07/01/15	1,107
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, MBIA, 5.00%, 08/01/16	1,645
1,000	Series C, Rev., AMT, MBIA, 5.00%, 08/01/15	1,095
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.00%, 07/01/15	148
	Los Angeles Unified School District, Election of 2004,
1,090	Series F, GO, FGIC, XLCA, 5.00%, 07/01/10	1,148
1,000	Series G, GO, AMBAC, 5.00%, 07/01/16	1,106
1,580	Moreland School District, Crossover, GO, FSA, 4.25%, 08/01/15	1,610
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.25%, 08/01/13	1,509
560	Northern California Power Agency, Public Power, Unrefunded Balance, Series A, Rev., AMBAC-TCRS, 5.80%, 07/01/09	592
2,000	Orange County Public Financing Authority, Waste Management Systems, Rev., AMBAC, 5.75%, 12/01/09	2,120
1,000	Orange County Water District, COP, Series A, VAR, 3.30%, 01/03/07	1,000
1,500	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,314
500	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., MBIA, 5.00%, 02/01/08	517
425	Port of Oakland, Series K, Rev., FGIC, 5.25%, 11/01/07	431
360	Rancho Water District Financing Authority, Series A, Rev., FSA, 5.50%, 08/01/10	385
1,250	Riverside County Transportation Commission, Series A, Rev., FGIC, 6.00%, 06/01/09	1,326
2,400	Riverside County, Aces Riverside County Public Facilities, COP, Series A, VAR, LOC: State Street Bank & Trust Co., 3.42%, 12/07/06	2,400
1,240	Sacramento City Financing Authority, Capital Improvement, Community Rein Project, Series A, GO, AMBAC, 5.00%, 12/01/16	1,364
1,500	Sacramento County Sanitation District, Rev., FGIC, 5.00%, 06/01/16	1,646
	Sacramento County Sanitation District, Financing Authority,
250	Series A, Rev., 5.25%, 12/01/10	268
150	Series A, Rev., 5.75%, 12/01/10	162
1,700	San Diego County Water Authority, COP, Series A, FGIC, 5.00%, 05/01/14	1,862
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., FGIC, 5.00%, 05/01/14	1,095
1,000	Rev., FGIC, 5.25%, 05/01/18	1,132
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation,
1,240	MBIA, 6.00%, 08/01/07 (p)	1,260
990	MBIA, 6.00%, 08/01/15 (p)	1,170
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation, MBIA, 6.00%, 08/01/15	2,363
1,495	San Marcos Public Facilities Authority, Project Areas No. 1, 2, 3, Tax Allocation, Series A, FGIC, 5.00%, 08/01/13	1,588
585	San Mateo County Community College District, Election of 2001, Series A, GO, FGIC, 5.38%, 09/01/12	639
250	San Mateo County Joint Power Authority, Capital Projects Program, Rev., MBIA, 6.50%, 07/01/15	298
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	1,901
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.75%, 11/15/13	1,137
2,000	Santa Monica Community College District, Capital Appreciation, Election of 2002, Series C, GO, MBIA, Zero Coupon, 08/01/15	1,357
1,850	South Bayside Waste Management Authority, Solid Waste System, Rev., AMBAC, 6.13%, 03/01/09	1,989
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, FGIC, 5.25%, 08/15/14	1,448
	State of California,
1,500	GO, 5.00%, 08/01/15	1,616
1,500	GO, 5.00%, 03/01/16	1,639
1,500	GO, 5.00%, 09/01/16	1,632
3,474	GO, 5.06%, 03/15/14 (i)	3,530
1,500	GO, MBIA, 4.00%, 09/01/14	1,550
120	GO, MBIA-IBC, 6.25%, 04/01/07 (p)	121
1,000	University of California, Series B, Rev., AMBAC, 5.00%, 05/15/12	1,077
4,000	Walnut Valley Unified School District, Series A, GO, MBIA, 7.20%, 08/01/11	4,738
1,500	West Contra Costa Unified School District, GO, FGIC, Zero Coupon, 08/01/17	975

		127,240

	Illinois — 1.5%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.00%, 01/01/16	2,157

	Kentucky — 1.2%
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/18	1,710

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Michigan — 2.1%
2,035	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.13%, 12/01/10	2,051
1,000	Michigan State Housing Development Authority, Multi-Family Housing Revenue, Benton Harbor Project, Rev., VAR, AMT, LOC: Fifth Third Bank, 4.35%, 07/01/07	1,001

		3,052

	New York — 0.7%
1,000	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	1,017

	Ohio — 0.9%
1,320	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.10%, 09/01/13	1,321

	Puerto Rico — 3.1%
115	Puerto Rico Commonwealth, Public Improvement, GO, 5.00%, 07/01/07	116
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., MBIA, 6.00%, 07/01/11	3,319
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	479
500	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 5.75%, 08/01/09 (p)	533

		4,447

	South Carolina — 0.3%
550	Charleston County, GO, MBIA-IBC, 3.00%, 09/01/14	516

	Texas — 0.8%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.00%, 04/01/16	1,097

	Virgin Islands — 0.2%
240	Virgin Islands Public Finance Authority Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	247

	Total Municipal Bonds (Cost $139,893)	144,843

Shares

	Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
58	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $58)	58

	Total Investments — 100.0% (Cost $139,951)	144,901
	Liabilities in Excess of Other Assets — (0.0)% (g)	(33)

	Net Assets — 100.0%	$144,868

Percentages indicated are based on net assets.

Abbreviations:

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Payer
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond
TCRS	Transferable Custodial Receipts
VA MTGS	Veterans Administration Mortgages
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.
XLCA	XL Capital Assurance
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,955
Aggregate gross unrealized depreciation	(5)

Net unrealized appreciation/depreciation	$4,950

Federal income tax cost of investments	$139,951

JPMorgan Federal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Agency Securities — 100.0%
	Federal Farm Credit Bank — 29.1%
200,000	DN, 5.18%, 12/01/06 (n)	200,000
50,000	DN, 5.23%, 01/25/07 (m) (n)	49,610
100,000	FRN, 5.17%, 12/01/06	99,989
85,000	FRN, 5.19%, 12/02/06	84,975
62,500	FRN, 5.21%, 01/20/07	62,483
250,000	FRN, 5.22%, 12/01/06	249,913
50,000	FRN, 5.23%, 12/01/06	49,985
100,000	FRN, 5.23%, 12/01/06	99,991
100,000	FRN, 5.23%, 12/18/06	99,978
90,000	FRN, 5.23%, 12/26/06	89,980
99,650	FRN, 5.24%, 12/01/06	99,640
12,000	FRN, 5.24%, 12/24/06	12,004
100,000	FRN, 5.24%, 02/18/07	99,965
135,000	FRN, 5.25%, 12/01/06	134,992
10,000	FRN, 5.25%, 12/15/06	10,002
30,000	FRN, 5.25%, 12/27/06	30,007
100,000	FRN, 5.26%, 12/01/06	99,987
100,000	FRN, 5.28%, 12/01/06	99,998
39,467	FRN, 5.30%, 08/16/07	39,469

		1,712,968

	Federal Home Loan Bank — 70.1%
23,500	2.75%, 07/27/07	23,118
102,235	3.50%, 05/15/07	101,364
4,115	3.88%, 12/20/06	4,112
20,150	3.88%, 06/08/07	20,000
115,675	4.25%, 04/16/07	115,170
50,000	5.13%, 05/15/07	49,952
22,470	5.25%, 06/08/07	22,449
70,000	5.29%, 06/25/07	70,000
250,567	DN, 5.17%, 12/01/06 (n)	250,567
200,000	DN, 5.17%, 12/06/06 (n)	199,857
200,000	DN, 5.17%, 01/10/07 (n)	198,864
200,000	DN, 5.19%, 12/20/06 (n)	199,454
91,560	DN, 5.19%, 01/26/07 (n)	90,830
150,000	DN, 5.19%, 01/31/07 (n)	148,697
53,037	DN, 5.19%, 04/11/07 (n)	52,061
194,300	DN, 5.20%, 12/15/06 (n)	193,910
206,161	DN, 5.20%, 12/22/06 (n)	205,538
175,000	DN, 5.20%, 01/03/07 (n)	174,173
150,000	DN, 5.20%, 01/19/07 (n)	148,948
177,387	DN, 5.21%, 12/13/06 (n)	177,083
200,000	DN, 5.21%, 12/28/06 (n)	199,221
150,000	DN, 5.21%, 12/29/06 (n)	149,394
105,000	DN, 5.21%, 02/07/07 (n)	103,980
100,000	DN, 5.21%, 02/14/07 (n)	98,928
100,000	DN, 5.21%, 02/16/07 (n)	98,899
150,000	DN, 5.21%, 02/21/07 (n)	148,244
203,205	DN, 5.21%, 02/28/07 (n)	200,643
233,360	DN, 5.22%, 12/08/06 (n)	233,127
40,000	FRN, 3.38%, 02/23/07	39,816
21,430	FRN, 3.63%, 06/20/07	21,232
91,500	FRN, 5.21%, 01/10/07	91,456
75,000	FRN, 5.23%, 01/04/07	74,991

JPMorgan Federal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

20,000	FRN, 5.23%, 02/10/07	19,995
75,000	FRN, 5.24%, 12/01/06	74,997
25,000	FRN, 5.25%, 12/08/06	24,995
50,000	FRN, 5.25%, 12/29/06	49,998
57,000	FRN, 5.26%, 12/22/06	56,999

		4,133,062

	Tennessee Valley Authority — 0.8%
47,334	DN, 5.12%, 12/07/06 (n)	47,294

	Total U.S. Government Agency Securities (Cost $5,893,324)	5,893,324

	U.S. Treasury Obligation — 4.2%
	U.S. Treasury Bill — 4.2%
250,000	5.23%, 12/15/06 (Cost $249,492)	249,492

	Total Investments — 104.2% (Cost $6,142,816)*	6,142,816
	Liabilities in Excess of Other Assets — (4.2)%	(244,855)

	NET ASSETS — 100.0%	$5,897,961

Percentages indicated are based on net assets.
Abbreviations:
*	The cost of securities is substantially the same for federal income tax purposes.
(m)	All or a portion of this security is segregated for current or potential holdings of TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at date of purchase.

DN	Discount Notes
FRN	Floating Rate Notes

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.9%
	Municipal Bonds — 98.9%
	Alabama — 0.7%
1,000	Alabama 21st Century Authority, Tobacco Settlement, Rev., 5.00%, 12/01/07 (m)	1,008
4,675	City of Mobile, GO, AMBAC, 5.50%, 08/15/11	5,108
1,000	Jefferson County, Water & Sewer System, Rev., FSA, 5.20%, 02/15/10	1,048
6,960	Jefferson County, Water & Sewer System, Refunded Balance, Rev., FGIC, 5.13%, 08/01/12 (p)	7,514
1,350	Jefferson County, Water & Sewer System, Unrefunded Balance, Series A, Warrant, FGIC, 5.38%, 02/01/27	1,354
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.50%, 10/01/09 (p)	4,529

		20,561

	Alaska — 0.5%
2,890	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., MBIA, 5.70%, 04/01/07 (m)	2,965
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.10%, 07/01/09 (m)	1,532
1,560	Series A, Rev., AMBAC, 5.20%, 07/01/09 (m)	1,610
	City of North Slope Boro, Capital Appreciation,
7,000	Series B, GO, MBIA, Zero Coupon, 06/30/07	6,858
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	910
1,495	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,259

		15,134

	Arizona — 1.3%
415	Arizona Health Facilities Authority, Catholic Healthcare West, Series A, Rev., 6.13%, 07/01/07 (p)	420
915	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09	945
6,735	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.75%, 07/01/14	7,637
5,000	Arizona State Transportation Board Highway, Rev., 5.00%, 07/01/16	5,520
4,675	Arizona State Transportation Board Highway, Series B, Rev., 5.00%, 01/20/16	5,163
1,340	Gila County, IDA, Cobre Valley Community Hospital, Rev., ACA, 5.75%, 12/01/10	1,436
	Maricopa County Stadium District,
2,960	Rev., AMBAC, 5.00%, 06/01/08	3,023
3,005	Rev., AMBAC, 5.00%, 06/01/09	3,110
500	Maricopa County, Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	577
4,850	Phoenix, IDA, Government Office Lease, Capital Mall LLC Project, Rev., AMBAC, 5.00%, 09/15/10 (p)	5,108
4,455	Tempe Union High School District No. 213, GO, FSA, 5.00%, 07/01/13	4,837

		37,776

	California — 14.3%
535	ABAG Finance Authority for Nonprofit Corp., Multi-Family Housing, Ten-O-One Apartments, Series A, Rev., GNMA COLL, 6.75%, 04/20/07 (m)	539
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,208
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.00%, 12/01/12 (p)	594
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.00%, 12/01/12	2,182
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	8,826
	California State Public Works Board, Department of Corrections,
3,720	Series C, Rev., 5.50%, 12/01/13	4,130
4,500	Series E, Rev., XLCA, 5.00%, 06/01/14	4,848
	California State Public Works Board, Department of Forestry & Fire Protection,
4,890	Series C, Rev., FSA, 5.00%, 04/01/16	5,317
2,310	Series C, Rev., FSA, 5.00%, 04/01/26	2,498
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.00%, 06/01/13	2,595
2,530	Series A, Rev., 5.00%, 06/01/14	2,755
13,660	Series A, Rev., 5.00%, 06/01/15	14,652
4,260	California State Public Works Board, Justice Department, Series D, Rev., FSA, 5.00%, 04/01/16	4,630
8,500	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.50%, 06/01/14	9,480
	California State Public Works Board, University Research Project,
4,285	Series B, Rev., FSA, 5.00%, 04/01/16	4,669
3,360	Series E, Rev., 5.25%, 10/01/16	3,768
2,440	California Statewide Communities Development Authority, Catholic West, COP, 6.00%, 07/01/09 (p)	2,521
2,715	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.00%, 07/01/09	2,781
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.00%, 11/01/13	3,166
1,000	Rev., 5.25%, 11/01/13	1,068
	Capistrano Unified School District Community Facilities District No. 87-1, Special Tax,
3,140	AMBAC, 4.50%, 09/01/11	3,282
1,000	AMBAC, 5.00%, 09/01/12	1,079
785	City of Long Beach, Water System, Series A, Rev., MBIA, 5.75%, 05/01/15	895
7,560	City of Los Angeles, Wastewater System, Sub Series A, Rev., MBIA, 4.20%, 06/01/13	7,793
4,180	City of Riverside, Riverside Electric, Rev., FSA, 5.25%, 10/01/11	4,540
12,980	City of Vallejo, Rev., MBIA, 5.00%, 05/01/16	14,057

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,435	Contra Costa Water District, Series K, Rev., FSA, 5.50%, 10/01/11	11,351
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,411
3,660	El Camino Community College District, Election of 2002, Series B, GO, FGIC, 4.25%, 08/01/14	3,845
10,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed, Series A, Rev., AMBAC, 5.00%, 06/01/11	10,535
4,750	Los Altos School District, GO, AMBAC, 5.00%, 08/01/16	5,203
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., MBIA, 6.13%, 08/15/11	5,006
	Los Angeles Department of Airports,
3,230	Series A, Rev., MBIA, 4.75%, 05/15/13	3,417
3,410	Series A, Rev., MBIA, 4.75%, 05/15/14	3,623
3,575	Series A, Rev., MBIA, 5.00%, 05/15/15	3,874
	Los Angeles Unified School District,
1,250	Series B, GO, FGIC, 4.75%, 07/01/16	1,333
14,750	Series B, GO, FSA, 4.75%, 07/01/16	15,811
6,925	Series E, GO, MBIA, 5.13%, 07/01/12 (p)	7,513
11,755	Series F, GO, FGIC, 5.00%, 07/01/13	12,534
14,135	Series F, FGIC, 5.00%, 07/01/16	15,392
2,085	Napa Valley Unified School District, GO, FGIC, 5.00%, 08/01/16	2,261
4,535	Natomas Unified School District GO, FGIC, 5.00%, 08/01/14	4,881
1,745	Pasadena Area Community College District, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,529
12,350	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation, Series A, MBIA, 5.00%, 04/01/16	13,393
3,165	Sacramento Municipal Utility District, Series O, Rev., MBIA, 5.25%, 08/15/10	3,365
5,150	San Diego Unified School District, Series F-1, GO, FSA, 5.25%, 07/01/27	6,120
7,915	San Francisco City & County Public Utilities Commission, Series A, Rev., FSA, 5.00%, 05/01/16	8,589
8,945	San Francisco City & County Unified School District, Series B, GO, FSA, 5.00%, 06/15/12	9,613
2,000	Solano County, COP, MBIA, 5.25%, 11/01/12	2,181
5,500	Southern California Public Power Authority, San Juan Power, Power Project, Series B, Rev., Adj., FSA, 5.25%, 01/01/12 (p)	5,961
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.50%, 01/01/13	5,558
	State of California,
3,000	GO, 5.00%, 02/01/09	3,093
2,500	GO, 5.00%, 02/01/10	2,611
8,545	GO, 5.00%, 08/01/13	9,107
20,000	GO, 5.00%, 03/01/14	21,742
5,000	GO, 5.00%, 08/01/15	5,359
5,000	GO, 5.13%, 04/01/14	5,384
3,000	GO, 5.25%, 02/01/13	3,252
2,885	GO, 5.75%, 05/01/10 (p)	3,128
5,000	GO, FGIC-TCRS, 5.25%, 08/01/13	5,510
	State of California, Economic Recovery,
23,300	Series A, GO, FGIC-TCRS, 5.00%, 07/01/11	24,799
20,000	Series A, GO, MBIA, 5.00%, 07/01/14	21,976
6,580	Temple City Unified School District, GO, FGIC, 5.25%, 08/01/22	7,589
2,000	Torrance Unified School District, Election of 1998, Series B, GO, FSA, 5.00%, 08/01/11	2,126
2,700	West Contra Costa Unified School District, Election 2005, Series A, GO, FSA, 5.00%, 08/01/14	2,908
8,310	West Valley-Mission Community College District, Election 2004, Series A, GO, FSA, 5.00%, 08/01/16	9,012

		409,768

	Colorado — 2.1%
1,000	Arapahoe County School District No. 5, Cherry Creek, GO, 6.00%, 12/15/09 (p)	1,071
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., MBIA, 6.00%, 10/01/12	1,120
710	Series C, Rev., MBIA, 6.00%, 10/01/11	782
615	Series C, Rev., MBIA, 6.00%, 10/01/12	689
825	Series C, Rev., MBIA, 6.00%, 10/01/13	938
585	Series C, Rev., MBIA, 6.00%, 10/01/14	674
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.00%, 02/01/12	1,395
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health, Rev., 5.75%, 09/15/08	2,445
80	Colorado Housing & Finance Authority, Rev., 5.38%, 08/01/10	81
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.00%, 09/01/10	3,703
5,250	Denver City & County, Series A, Rev., FSA, 5.38%, 09/01/09	5,493
	Denver City & County, Airport,
5,000	Series B, Rev., FGIC, 5.00%, 11/15/13	5,361
5,000	Series B, Rev., FGIC, 5.00%, 11/15/14	5,392
3,000	Series E, Rev., FGIC, 5.25%, 11/15/13	3,229
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
1,610	GO, FGIC, 5.75%, 12/15/14	1,838
1,690	Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,890
2,000	El Paso County School District No. 49 Falcon, Series A, GO, FSA, 5.50%, 12/01/09 (p)	2,203
	El Paso County, School District No. 11, Colorado Springs,
1,000	GO, 7.10%, 12/01/07	1,267
5,000	GO, 7.13%, 12/01/07 (p)	6,381
4,800	Jefferson County School District R-001, GO, MBIA, 6.50%, 12/15/10	5,327
4,490	Lower Colorado River Authority, Transmission Service, Series A, Rev., MBIA, 5.00%, 05/15/16	4,837
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,142
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	858

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	University of Colorado, Enterprise System, Series B, Rev., FGIC, 5.25%, 06/01/13	1,088

		60,204

	Connecticut — 2.1%
1,250	City of Bridgeport, Series A, GO, AMBAC, 6.50%, 09/01/07	1,277
	City of New Haven,
2,625	GO, FGIC, 5.00%, 11/01/08	2,698
5	Series A, GO, FGIC, 5.00%, 11/01/08 (p)	5
2,465	Series B, GO, FSA, 6.00%, 11/01/09 (p)	2,657
1,290	City of North Branford, GO, MBIA, 5.00%, 10/01/10	1,362
3,425	City of Ridgefield, GO, 5.00%, 09/15/10 (p)	3,636
	City of Stamford,
1,155	GO, 5.00%, 07/15/08	1,184
100	Series A, GO, 4.50%, 08/01/07	101
	City of Waterbury,
1,420	Series A, GO, FSA, 5.25%, 04/01/11	1,517
3,905	Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,276
	Connecticut State Health & Educational Facility Authority,
2,000	Series A, RADIAN, Rev., 6.38%, 07/01/10 (p)	2,196
	State of Connecticut,
5,000	Series A, GO, 5.25%, 04/15/11	5,350
2,500	Series A, Rev., FGIC, 5.50%, 10/01/12	2,759
7,240	Series B, GO, 5.88%, 06/15/10 (p)	7,805
2,900	Series B, Rev., FSA, 5.50%, 11/01/09	3,061
1,400	Series B, Rev., MBIA-IBC, 5.13%, 09/01/12	1,553
3,300	Series D, GO, 5.13%, 11/15/11 (p)	3,533
8,970	Series E, GO, FSA, 5.50%, 11/15/12	9,897
4,000	University of Connecticut, Series A, GO, FGIC, 5.75%, 03/01/10 (p)	4,308

		59,175

	District of Columbia — 1.1%
	District of Columbia,
2,000	COP, FGIC, 5.00%, 01/01/13	2,144
2,000	COP, FGIC, 5.25%, 01/01/15	2,210
2,500	COP, FGIC, 5.25%, 01/01/16	2,780
10,305	Series A, GO, MBIA, 5.50%, 06/01/12	11,274
75	Series A, GO, MBIA-IBC, 6.00%, 06/01/07 (p)	76
3,830	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.25%, 05/15/11	4,133
410	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBC, 6.00%, 06/01/07	414
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.50%, 04/01/09	6,898
1,500	George Washington University, Series B, Rev., MBIA, 6.00%, 09/15/09	1,607

		31,536

	Florida — 3.0%
5,250	Broward County Resource Recovery, Wheelbrator, Series A, Rev., 5.00%, 12/01/06	5,250
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.00%, 12/01/15	1,512
1,500	Series E, Rev., Adj., FGIC, 5.13%, 12/01/20	1,629
	Clay County Housing Finance Authority, Single Family Mortgage, Multi-County Program,
90	Rev., GNMA COLL, FHA, VA MTGS, 6.20%, 01/08/07	90
75	Rev., GNMA COLL, FHA, VA MTGS, 6.25%, 01/08/07	75
105	Rev., FNMA/GNMA, 5.25%, 04/01/07	105
1,495	Florida State Board of Education, Capital Outlay, Public Education, Series B, GO, 5.25%, 06/01/12	1,620
	Highlands County Health Facilities Authority, Adventist Health,
8,000	Rev., Adj., 3.95%, 11/15/32	7,978
6,500	Series I, Rev., 5.00%, 11/15/29	6,702
	Indian River County Hospital District,
1,185	Rev., FSA, 5.95%, 01/08/07	1,211
1,285	Rev., FSA, 6.00%, 01/08/07	1,313
4,885	JEA Water & Sewer, Series A, Rev., FGIC, 5.00%, 10/01/13	5,262
5,000	Lee County, School Board, Series A, COP, FSA, 5.00%, 02/01/14	5,402
	Miami Dade County,
2,225	Series CC, GO, AMBAC, 7.13%, 10/01/14	2,728
2,095	Series DD, GO, AMBAC, 7.75%, 10/01/18	2,845
3,000	Miami-Dade County School Board, Series B, COP, Adj., MBIA, 5.00%, 05/01/31	3,166
30,000	Orlando Utilities Commission, Water & Electric, Multi-Modal, Series A, Rev., Adj., 4.10%, 10/01/23 (m)	30,244
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., Adj., 4.75%, 06/01/09	4,123
995	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,109
3,065	Volusia County, Gas Tax, Rev., FSA, 5.00%, 10/01/14	3,344

		85,708

	Georgia — 2.7%
1,000	Bibb County School District, GO, 5.00%, 04/01/09	1,033
1,000	City of Atlanta, Airport Facilities, Series A, Rev., AMBAC, 6.50%, 01/01/07 (p)	1,003
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.25%, 10/01/22	5,701
8,660	Series B, Rev., 5.25%, 10/01/23	10,093
1,720	Forsyth County School District, GO, 5.00%, 07/01/11	1,845
	Fulton County School District,
3,280	GO, 6.38%, 05/01/13	3,808
2,630	GO, 6.38%, 05/01/14	3,106
	Georgia Municipal Electric Authority,
190	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08 (p)	197
125	Series Y, Rev., 6.40%, 01/01/09 (p)	132
55	Series Y, Rev., 10.00%, 01/01/10 (p)	65

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Georgia Municipal Electric Authority, Unrefunded Balance,
6,250	Series A, Rev., 6.50%, 01/01/12	6,804
4,810	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08	4,982
2,875	Series Y, Rev., 6.40%, 01/01/09	3,034
945	Series Y, Rev., 10.00%, 01/01/10	1,117
5,000	Gwinnett County School District, Series B, GO, 6.40%, 02/01/08	5,165
1,500	Henry County & Henry County Water & Sewerage Authority, Rev., FGIC, 5.63%, 02/01/10 (p)	1,608
	Metropolitan Atlanta Rapid Transit Authority,
2,500	Series N, Rev., MBIA-IBC, 6.25%, 07/01/18	2,926
3,000	Series P, Rev., AMBAC, 6.20%, 07/01/07	3,045
5,000	Series P, Rev., AMBAC, 6.25%, 07/01/11	5,479
	State of Georgia,
10,700	Series B, GO, 6.30%, 03/01/10	11,615
5,000	Series D, GO, 5.80%, 11/01/09 (p)	5,410

		78,168

	Hawaii — 0.2%
1,000	Honolulu City & County, Series A, GO, FSA-CR, 5.60%, 04/01/07 (p)	1,007
3,335	State of Hawaii, Series CM, GO, FGIC, 6.00%, 12/01/10	3,637

		4,644

	Illinois — 5.9%
6,915	Chicago Board of Education, Series A, GO, MBIA, 5.25%, 06/01/13	7,568
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, MBIA, 5.75%, 12/01/14	2,421
	Chicago Emergency Telephone System,
1,370	GO, FGIC, 5.25%, 01/01/13	1,492
1,000	GO, FGIC, 5.25%, 01/01/15	1,109
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago, GO, 5.50%, 12/01/09	14,806
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement Bonds,
10,000	GO, 5.50%, 12/01/12 (p)	10,906
1,500	GO, 7.00%, 01/01/08 (p)	1,555
1,000	GO, 7.25%, 12/01/12 (p)	1,196
	Chicago O’Hare International Airport,
11,955	Series A, Rev., FGIC, 5.25%, 01/01/16	13,122
	Chicago O’Hare International Airport, Passenger Facility Charge,
3,000	Series A, Rev., AMBAC, 5.63%, 01/08/07	3,061
5,990	Chicago Park District, Series B, 5.50%, 01/01/11 (p)	6,430
1,090	Chicago Park District, Unrefunded Balance, Series B, GO, FGIC, 5.50%, 01/01/21	1,160
5,300	Chicago Public Building Commission Building, Series A, Rev, MBIA, 5.25%, 12/01/11	5,705
3,275	Chicago Tax Increment, Junior Lien, Near South Redevelopment Project, Tax Allocation, Series A, ACA, 5.00%, 11/15/07	3,312
	City of Chicago,
7,500	Series A, GO, FSA, 5.00%, 01/01/15	8,083
5,000	Series A, GO, FGIC, 6.75%, 07/01/10 (p)	5,576
1,780	Cook County, GO, MBIA, 7.25%, 11/01/07 (p)	1,796
3,000	Du Page County, Rev., FSA, 5.75%, 07/01/11 (p)	3,277
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.38%, 10/01/15	2,852
1,665	Illinois Health Facilities Authority, Rev., 6.63%, 02/15/10 (p)	1,833
2,675	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.75%, 11/15/10	2,840
2,985	McHenry County Community Unit, School District No. 20, Woodstock School Building, Series A, GO, FGIC, 8.00%, 01/15/15	3,888
	Regional Transportation Authority,
6,600	Series A, Rev., AMBAC, 6.40%, 06/01/12	7,358
1,000	Series B, GO, AMBAC, 6.40%, 06/01/12	1,115
2,810	Series D, Rev., FGIC, 7.75%, 06/01/07	2,867
1,100	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2, Rev., MBIA, 5.25%, 10/01/16	1,227
1,500	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 3, Rev., MBIA, 5.25%, 10/01/16	1,672
	State of Illinois,
4,330	GO, 5.00%, 01/01/20	4,838
4,330	GO, 5.00%, 01/01/21	4,847
2,000	GO, MBIA, 5.25%, 06/01/08 (p)	2,070
3,125	Rev., 5.00%, 06/15/13	3,376
8,885	Series A, GO, 5.00%, 03/01/14	9,525
2,400	Series P, Rev., 6.50%, 06/15/13	2,643
	Town of Cicero, Tax Increment,
11,670	Series A, GO, XLCA, 5.25%, 01/01/15	12,803
1,025	Will County High School District No. 204, Joliet, Limited Tax, GO, FSA, 5.38%, 12/01/11	1,108
	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation,
1,350	GO, FGIC, 6.35%, 06/01/07	1,368
4,420	GO, FSA, Zero Coupon, 01/01/13	3,502
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, Rev., MBIA, 5.00%, 12/30/15	4,660

		168,967

	Indiana — 1.1%
3,000	Brownsburg 1999 School Building Corp., Series B, Rev., FSA, 5.00%, 07/15/15	3,242
2,315	Central High School Building Corp., First Mortgage, Rev., AMBAC, 5.50%, 08/01/07	2,333
3,675	City of Indianapolis, Economic Development, Knob In the Woods Project, Rev., Adj., FNMA COLL, 3.45%, 12/01/24	3,586
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.35%, 04/01/11	1,786
1,080	Fifth Avenue Housing Development Corp., Industrial Mortgage, Section 8 Assisted Project, Series A, Rev., FHA, 5.05%, 08/01/11	1,080
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.00%, 08/01/16	2,176
1,800	Indiana Municipal Power Agency Supply System, Series B, Rev., MBIA, 5.88%, 01/20/10	1,921

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,555	Indiana State Office Building Commission, Series A, Rev., AMBAC, 5.50%, 07/01/09 (p)	5,875
1,500	Indiana Transportation Finance Authority, Airport Facilities, Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,664
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.75%, 06/01/12	2,526
3,000	Indianapolis Airport Authority, Special Facilities, Fed Ex Corp. Project, Rev., 5.10%, 01/15/17	3,197
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev, 6.00%, 01/10/20	1,888
500	Pike County, Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.20%, 07/15/10 (p)	529

		31,803

	Iowa — 0.7%
	City of Muscatine,
3,725	Series A, Rev., AMBAC, 5.50%, 01/01/09	3,873
3,000	Series A, Rev., AMBAC, 5.50%, 01/01/10	3,171
6,920	Iowa Finance Authority, Hospital Facility, Rev., 6.75%, 02/15/10 (p)	7,634
1,000	Iowa Higher Education Loan Authority, Wartburg College, Rev., ACA, 5.75%, 10/01/12 (p)	1,109
5,000	Tobacco Settlement Authority of Iowa, Asset Backed, Series B, Rev., 5.50%, 06/01/11 (p)	5,389

		21,176

	Kansas — 0.8%
	Butler County Public Building Commission, Community Improvement, Public Facilities Project,
1,375	Rev., MBIA, 5.25%, 10/01/10	1,450
1,600	Rev., MBIA, 5.35%, 10/01/10	1,693
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.00%, 09/01/10 (p)	1,235
1,865	GO, FSA, 5.25%, 09/01/10 (p)	1,977
4,500	GO, FSA, 5.50%, 09/01/10 (p)	4,808
5,000	Series A, GO, FSA, 5.25%, 09/01/15	5,504
6,365	Wyandotte County School District No. 500, GO, FSA, 5.50%, 09/01/12 (p)	7,002

		23,669

	Kentucky — 0.8%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8, Assisted, Series A, Rev., FHA, 5.90%, 01/08/07	325
	Kentucky Area Development Districts, City of Ewing,
1,015	Series C, Rev., 5.60%, 06/01/10 (p)	1,095
745	Series C, Rev., 5.85%, 06/01/10 (p)	804
5,905	Kentucky State Property & Buildings Commission, Project No. 69, Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,270
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., MBIA, 5.13%, 10/01/13 (p)	7,108
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.50%, 11/01/11	1,085
4,905	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.00%, 07/01/12	5,260

		21,947

	Louisiana — 0.8%
2,845	New Orleans Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	3,097
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.30%, 07/01/30	4,266
9,170	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.00%, 03/01/16	9,986
1,000	Port New Orleans Board of Commissioners, Sport Facilities, Rev., AMBAC, 5.50%, 04/01/08 (p)	1,019
3,825	Saint Tammany Parish Sales Tax District No. 3, Sales & Use Tax Revenue, Rev., CIFG, 5.00%, 06/01/16	4,148

		22,516

	Maine — 0.1%
2,765	Maine Municipal Bond Bank, Series D, Rev., 5.13%, 11/01/11	2,947

	Maryland — 1.8%
	Maryland State Stadium Authority Lease, Convention Center Expansion,
3,000	Rev., AMBAC, 5.75%, 12/15/06	3,003
3,000	Rev., AMBAC, 5.80%, 12/15/06	3,003
	State of Maryland,
7,501	Rev., 5.19%, 07/01/16 (i)	8,017
10,000	Series B, GO, 5.25%, 02/15/11	10,699
13,045	State of Maryland, State & Local Facilities Loan, GO, 5.00%, 08/01/15	14,453
4,000	University System of Maryland, Series A, Rev., 5.00%, 10/01/16	4,398
7,355	Washington Suburban Sanitation District, General Construction, GO, 5.00%, 06/01/12	7,918

		51,491

	Massachusetts — 3.7%
	Commonwealth of Massachusetts,
1,500	Series A, Rev., GAN, 5.50%, 12/15/07	1,530
4,000	Series A, Rev., GAN, 5.50%, 12/15/09	4,224
3,280	Series A, Rev., GAN, 5.75%, 06/15/09	3,455
3,200	Series C, GO, 5.25%, 08/01/13 (p)	3,508
5,000	Series C, GO, 5.25%, 09/01/15 (p)	5,614
2,560	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	2,751
2,915	Series D, GO, MBIA, 5.50%, 11/01/11 (p)	3,165
18,545	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., GAN, FSA, 5.75%, 12/15/10 (m)	19,989
	Massachusetts Bay Transportation Authority, General Transportation Systems,
5,650	Series A, Rev., 7.00%, 03/01/08	5,882
2,045	Series A, Rev., MBIA, 5.50%, 03/01/14	2,293
1,420	Massachusetts State College Building Authority, Commonwealth Guaranteed, Series A, Rev., 7.50%, 05/01/11	1,643
11,500	Massachusetts State Turnpike Authority, Series A, Rev., 5.00%, 01/01/13 (p)	12,106
7,275	Massachusetts State Water Pollution Abatement, MWRA Program, Unrefunded Balance, Sub Series A, Rev., 6.00%, 08/01/09 (p)	7,774
2,225	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,385

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Massachusetts Water Resources Authority,
2,000	Series A, Rev., FSA, GO, 5.50%, 08/01/13	2,232
3,000	Series C, Rev., FGIC-TCRS, GO, 5.25%, 12/01/15	3,311
11,645	University of Massachusetts Building Authority Facilities Project, Series A, Rev., MBIA, 5.13%, 11/01/14 (p)	12,884
11,395	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.38%, 11/01/14 (p)	12,803

		107,549

	Michigan — 4.2%
	City of Detroit, Michigan Sewer Systems,
5,000	Series B, Rev., MBIA, 5.00%, 07/01/16	5,438
4,150	Series C, Rev., FGIC, 5.00%, 07/01/18	4,531
2,000	Series C, Rev., FGIC, 5.25%, 07/01/16	2,236
7,745	City of Detroit, Sewer Disposal, Senior Lien, Series A, Rev., MBIA, 5.25%, 07/01/17	8,659
3,910	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	4,228
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.38%, 10/01/12	3,263
7,400	Rev., 5.50%, 10/01/14	8,366
	Michigan State Building Authority, Facilities Program
2,500	Series I, Rev., 5.50%, 10/15/11	2,706
1,000	Series II, Rev., 5.38%, 10/15/07 (p)	1,025
13,050	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	14,152
1,750	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.00%, 09/01/11 (p)	1,933
8,565	Michigan State Hospital Finance Authority, Trinity Health, Series A, Rev., 6.00%, 12/01/10	9,352
861	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.80%, 08/20/12	891
10,750	Michigan State Trunk Line, Series A, Rev., 5.25%, 11/01/13	11,837
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., Adj., AMBAC, 4.65%, 10/01/24	16,571
3,000	Rochester Community School District, Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,137
	Royal Oak Hospital Finance Authority, William Beaumont Hospital,
3,000	Rev., 6.25%, 01/01/09	3,147
5,445	Rev., 6.25%, 01/01/11	5,945
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,067
1,800	Wayne County, COP, AMBAC, 5.63%, 05/01/11	1,874
9,455	Wyoming Public Schools, GO, FSA, Q-SBLF, 5.00%, 05/01/15	10,258

		120,616

	Minnesota — 1.2%
	Minnesota Housing Finance Agency, Single Family Mortgage,
150	Series C, Rev., AMT, GO, 4.85%, 01/01/07	150
365	Series G, Rev., AMT, GO, 6.25%, 01/08/07	369
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.25%, 10/01/14	1,083
	State of Minnesota,
8,730	GO, 5.50%, 06/01/09	9,151
	State of Minnesota, Public Safety Radio Commission System,
3,415	Rev., MBIA, 5.00%, 06/01/15	3,758
	University of Minnesota,
5,000	Series A, Rev., GO, 5.75%, 07/01/10 (p)	5,371
6,000	Series A, Rev., GO, 5.75%, 07/01/11 (p)	6,554
8,000	Series A, Rev., GO, 5.75%, 07/01/15 (p)	9,241

		35,677

	Mississippi — 1.0%
1,190	Mississippi Higher Education Assistance Corp., Series B-3, Rev., 5.30%, 09/01/08	1,214
	State of Mississippi,
2,000	GO, 5.75%, 12/01/12	2,230
10,465	GO, 6.20%, 02/01/08 (p)	10,721
9,600	Series B, GO, 5.90%, 11/15/08	10,025
5,000	Series D, GO, MBIA-IBC, 5.00%, 11/01/19	5,608

		29,798

	Missouri — 1.5%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
915	GO, FSA, 5.25%, 03/01/14	1,000
4,785	GO, FSA, 5.25%, 03/01/14 (p)	5,291
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
175	Series III, Rev., FHA, 4.70%, 12/01/11	182
165	Series III, Rev., FHA, 4.80%, 12/01/11	172
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
6,090	Series B-1, Rev., Adj., AMT, GNMA/FNMA COLL, 5.38%, 09/01/13	6,246
9,270	Series C-1, Rev., Adj., AMT, GNMA/FNMA, 4.80%, 03/01/12	9,313
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.50%, 07/01/12	1,215
4,000	Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Rev., 6.75%, 05/15/12 (p)	4,615
3,205	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center, Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	3,409
7,000	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.00%, 05/01/16	7,585
3,105	St. Louis Land Clearance Redevelopment Authority, Westminster Place Apartments, Series A, Rev., Adj., FNMA COLL, 5.95%, 04/01/07	3,116

		42,144

	Montana — 0.0% (g)
190	Montana Board of Housing, Single Family Mortgage, Series A-2, Rev., AMT, 5.10%, 06/01/09	191

	Nebraska — 0.4%
3,675	NEBHELP, Inc., Sub Series A-5B, Rev., MBIA, 6.20%, 06/01/13	3,802
6,665	Nebraska Public Power District, Series B, Rev., MBIA, 5.25%, 01/01/08	6,845

		10,647

	Nevada — 0.8%
	Clark County School District,
1,500	Series A, GO, MBIA, 7.00%, 06/01/10	1,664

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,200	Series A, GO, MBIA, 7.00%, 06/01/11	9,328
2,750	Series D, GO, MBIA, 5.00%, 12/15/13	2,975
8,200	Clark County, PCR, Nevada Power Co. Project, Series D, Rev., ACA-CBI, 5.30%, 01/08/07	8,208

		22,175

	New Hampshire — 0.1%
	New Hampshire Health & Education Facilities Authority, University System,
2,080	Rev., AMBAC, 5.50%, 07/01/11 (p)	2,265

	New Jersey — 6.2%
	City of Jersey City, Public Improvement,
5,620	Series A, GO, MBIA, 5.25%, 09/01/14	6,200
890	Freehold Regional High School District, FGIC, GO, 5.00%, 03/01/19	1,002
32,000	Garden State Preservation Trust, Open Space & Farmland, Series A, Rev., FSA, 5.80%, 11/01/15	37,090
	Hudson County Improvement Authority, Capital Appreciation,
2,305	Series A-1, Rev., MBIA, Zero Coupon, 12/15/21	1,235
2,285	Series A-1, Rev., MBIA, Zero Coupon, 12/15/22	1,169
145	Lindenwold Boro School District, GO, MBIA, 5.00%, 06/01/14	158
	New Jersey Economic Development Authority, Cigarette Tax,
7,500	Rev., 5.63%, 06/15/07	7,573
4,500	Rev., FGIC, 5.00%, 06/15/09	4,656
15,395	New Jersey EDA, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	16,960
	New Jersey EDA, School Facilities Constructions,
4,000	Series O, Rev., 5.00%, 03/01/15	4,313
15,000	Series O, Rev., 5.25%, 03/01/15	16,398
7,750	Series P, Rev., 5.25%, 09/01/15	8,507
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.25%, 07/01/17	5,697
7,825	New Jersey State Transit Corp., Federal Transportation Administration Grants, Series B, COP, AMBAC, 5.50%, 09/15/11	8,462
	New Jersey State Turnpike Authority,
2,630	Rev., 5.70%, 01/08/07 (p)	2,803
4,950	Series C, Rev., MBIA-IBC, 6.50%, 01/01/08 (p)	5,107
2,220	Series G, Rev., 5.75%, 01/01/09 (p)	2,279
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.75%, 06/15/15 (p)	5,283
1,780	Series A, Rev., 5.75%, 06/15/16	2,053
2,395	Series B, Rev., MBIA, 6.00%, 12/15/11	2,667
5,020	Series C, Rev., 5.00%, 06/15/10 (p)	5,269
11,085	Series C, Rev., 5.50%, 06/15/13 (p)	12,351
12,000	Series D, Rev., FSA, 5.00%, 06/15/15 (p)	13,101
	Stafford Township Board of Education,
1,000	GO, FSA, 5.00%, 03/15/16	1,103
1,455	GO, FSA, 5.00%, 03/15/17	1,614
4,520	State of New Jersey, Series E, GO, 6.00%, 07/15/09	4,796

		177,846

	New Mexico — 0.6%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.00%, 08/01/14 (m)	4,547
6,000	New Mexico Finance Authority, Series A, Rev., MBIA, 5.25%, 06/15/14	6,586
1,860	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series D, Rev., AMT, Adj., GNMA/FNMA/FHLMC COLL, 6.13%, 09/01/12	1,983
	University of New Mexico, Capital Appreciation, Sub Lien,
1,030	Series B, Rev., MBIA, Zero Coupon, 06/01/07	1,012
1,000	Series B, Rev., MBIA, Zero Coupon, 06/01/08	947
1,115	Series B, Rev., MBIA, Zero Coupon, 06/01/09	1,018

		16,093

	New York — 11.5%
12,405	Battery Park City Authority, Series A, Rev., 5.25%, 11/01/13	13,698
1,090	Dormitory Authority of the State of New York, Rev., 3.92%, 03/27/07 (i)	1,089
4,000	Erie County IDA, City of Buffalo Project, Rev., FSA, 5.00%, 05/01/13	4,330
	Erie County TOB Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.38%, 07/15/10 (p)	1,230
2,530	Class A, Rev., 5.50%, 07/15/10 (p)	2,716
	Long Island Power Authority, Electric Systems,
4,450	Series A, Rev., AMBAC, 5.50%, 12/01/10	4,773
4,225	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	4,667
1,500	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,677
22,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.50%, 07/01/17 (m)	25,872
	New York City,
1,000	Series A, GO, 5.00%, 08/01/07	1,009
1,545	Series A, GO, 7.00%, 01/08/07	1,572
6,055	Series B, GO, 5.50%, 12/01/11 (p)	6,612
650	Series D, GO, 5.25%, 08/01/08	667
2,100	Series D, GO, 5.75%, 08/01/07	2,129
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09	4,324
1,500	Series E, GO, 5.75%, 08/01/12	1,656
2,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,224
5,000	Series G, GO, 5.00%, 08/01/14	5,427
540	Series G, GO, 5.25%, 08/01/08 (p)	555
11,500	Series G, GO, 5.50%, 08/01/09	12,050
10,000	Series H, GO, 5.25%, 03/15/11	10,687
65	Series I, GO, MBIA-IBC, 5.75%, 03/15/07	65
3,000	Series L, GO, 5.63%, 08/01/07	3,040
2,400	Series M, GO, AMBAC, 5.30%, 06/01/07 (p)	2,444
4,460	New York City, Unrefunded Balance, Series G, GO, 5.25%, 08/01/08	4,579
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.00%, 06/15/12	2,665
	New York City Transitional Finance Authority,
17,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	18,804
1,500	Series A-1, Rev., 5.00%, 11/01/15	1,629
	New York City Transitional Finance Authority, Future Tax Secured,
4,000	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	4,296

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

24,000	Series A, Rev., Adj., 5.50%, 11/01/11 (m)	25,975
4,520	Series C, Rev., 5.50%, 05/01/10 (p)	4,852
5,525	Series C, Rev., AMBAC, 5.25%, 08/01/12	5,983
6,300	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	6,407
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.25%, 07/01/13	5,534
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/14	1,690
3,910	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/16	4,269
	New York State Dormitory Authority, State University Educational Facilities,
3,590	Rev., 5.38%, 07/01/12 (p)	3,923
4,025	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,431
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,652
5,000	Series F, Rev., FSA, 5.00%, 03/15/14	5,451
	New York State Environmental Facilities Corp., Municipal Water Financing Authority,
5,040	Series D, Rev., 5.38%, 06/15/16	5,475
7,745	Series D, Rev., 5.38%, 06/15/17	8,450
8,325	Series D, Rev., 5.38%, 06/15/18	9,074
2,055	Sub Series B, Rev., 5.00%, 06/15/14	2,245
	New York State Environmental Facilities Corp., State Revolving Funds,
18,000	Sub Series E, Rev., 5.38%, 06/15/12	19,635
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.25%, 04/01/10 (p)	4,063
	New York State Thruway Authority, Service Contract, Local Highway & Bridge,
5,000	Rev., 5.10%, 04/01/08	5,101
10,000	Rev., 5.20%, 04/01/09	10,248
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.50%, 01/01/10	5,536
1,000	New York State Urban Development Corp., State Facilities, Rev., 5.60%, 04/01/15	1,113
	Sales Tax Asset Receivables Corp.,
9,000	Series A, Rev., MBIA, 5.00%, 10/15/14	9,678
6,650	Series A, Rev., MBIA, 5.25%, 10/15/14	7,358
4,840	State of New York, Series B, GO, 5.70%, 01/08/07	4,872
	Tobacco Settlement Financing Authority,
4,000	Series B-1C, Rev., 5.50%, 06/01/12	4,351
4,000	Series B-1C, Rev., 5.50%, 06/01/13	4,398
10,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., GO, 5.25%, 11/15/12	10,850

		329,100

	North Carolina — 1.7%
	Cabarrus County, Installment, Financing Contracts,
3,000	COP, 5.75%, 04/01/11	3,290
3,015	Durham County, Public Improvement, Series B, GO, 5.00%, 04/01/12	3,214
	Gaston County,
1,750	GO, FSA, 4.00%, 04/01/16	1,785
3,750	GO, FSA, 4.38%, 04/01/16	3,814
1,750	GO, FSA, 5.00%, 04/01/15	1,926
	Johnston County,
2,900	GO, MBIA, 5.00%, 02/01/16	3,182
560	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.13%, 07/01/08	570
	North Carolina Municipal Power Agency No. 1, Catawba Electricity,
9,155	Rev., AMBAC, 6.00%, 01/01/08	9,392
6,275	Series B, Rev., 6.25%, 01/01/07	6,289
13,280	State of North Carolina, Public Improvement, GO, 5.00%, 03/01/11	14,082

		47,544

	North Dakota — 0.1%
3,590	North Dakota State Housing Finance Agency, Housing Finance Program, Series RR-II-R-140, Rev., VAR, 5.55%, 07/01/10	3,603

	Ohio — 2.9%
8,600	Butler County Transportation Improvement District, Series A, Rev., FSA, 5.13%, 04/01/08 (p)	8,943
1,250	City of Cincinnati, GO, 5.38%, 12/01/10	1,330
3,000	City of Cleveland, Rev., FSA, 5.25%, 09/15/21	3,474
1,800	City of Columbus, Series 1, GO, 5.50%, 11/15/10 (p)	1,946
790	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund, Series A, Rev., 5.60%, 05/15/12	841
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.00%, 12/01/12	1,649
	Franklin County, Economic Development, Capitol South Community Urban,
1,395	Rev., 5.00%, 06/01/07	1,399
1,465	Rev., 5.25%, 06/01/08	1,479
1,115	Rev., 5.50%, 06/01/09	1,135
1,565	Franklin County, Online Computer Library Center, Rev., 5.00%, 04/15/08	1,590
5,510	Montgomery County, Catholic Health, Rev., 5.50%, 09/01/11 (p)	5,966
4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.50%, 01/08/07	4,046
355	Ohio Capital Corp. Housing Mortgage, Section 8 Housing Assisted, Series M, Rev., FHA, 5.90%, 01/08/07	355
8,795	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.00%, 03/01/14	8,975
4,000	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., 5.75%, 04/01/10 (p)	4,313
1,235	Ohio State Water Development Authority, Rev., 9.38%, 06/01/07 (p)	1,330
9,090	Ohio State, Infrastructure Improvements, Series D, GO, 5.00%, 03/01/14	9,812
	RiverSouth Authority, RiverSouth Area Redevelopment,
6,100	Series A, Rev., 5.25%, 06/01/14	6,676
9,000	State of Ohio, Highway Capital Improvement, Series H, Rev., GO, 5.00%, 05/01/13	9,754

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,060	Toledo-Lucas County Port Authority, Development, Northwest, Woodsage Project, Series B, Rev., 6.25%, 11/15/14	2,263
	Warrensville Height City School District, School Improvement,
1,000	GO, FGIC, 7.00%, 12/01/11	1,154
1,000	GO, FGIC, 7.00%, 12/01/12	1,181
1,075	GO, FGIC, 7.00%, 12/01/13	1,299
1,150	GO, FGIC, 7.00%, 12/01/14	1,417

		82,327

	Oklahoma — 0.2%
2,500	Oklahoma Industries Authority, Health System, Baptist Center, Series C, Rev., AMBAC, 6.25%, 01/08/07 (p)	2,531
3,875	Oklahoma State Capital Improvement Authority, Rev., MBIA, 5.00%, 06/01/08	3,958

		6,489

	Oregon — 0.7%
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.38%, 08/15/09	3,146
	Lane County School District No. 40, Creswell,
5,405	GO, 6.00%, 06/15/10 (p)	5,848
1,305	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., MBIA, 5.30%, 01/01/09	1,372
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.50%, 11/15/12 (p)	3,310
	Polk Marion & Benton School District No. 13J,
2,405	GO, FSA, 5.75%, 06/15/10 (p)	2,581
1,845	Washington County, GO, 5.50%, 06/01/11 (p)	1,994
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., FGIC, 5.75%, 10/01/11	1,153

		19,404

	Pennsylvania — 1.3%
8,070	Allegheny County, Series C-57, GO, FGIC, 5.25%, 11/01/13	8,896
5,000	Allegheny County Sanitation Authority, Sewer, Rev., MBIA, 5.38%, 12/01/11	5,438
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.00%, 07/01/13	4,016
4,800	Delaware Valley Regional Financial Authority, Local Government, Series A, Rev., AMBAC, 5.50%, 08/01/28	5,774
210	Parkland School District, GO, FGIC, 5.38%, 09/01/15	237
8,602	Pennsylvania Higher Education Assistance Agency, Rev., 4.64%, 04/30/09 (i)	8,663
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.50%, 09/01/09	1,591
175	Peters Township School District, Washington County, Series B, GO, FSA, 5.00%, 12/01/13	190
3,500	Philadelphia Authority for Industrial Development, Academy National Sciences Project, Rev., 2.15%, 01/01/18 (i)	3,501

		38,306

	Puerto Rico — 1.0%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.75%, 07/01/10 (p)	3,767
	Commonwealth of Puerto Rico,
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,360
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	5,776
1,000	Puerto Rico Electric Power Authority, Series LL, Rev., MBIA, 5.50%, 07/01/17	1,155
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., Adj., FSA, 5.00%, 07/01/10	3,139
3,000	Series AA, Rev., MBIA, 5.50%, 07/01/18	3,487
3,000	Puerto Rico Municipal Finance Agency, Series C, GO, CIFG, 5.25%, 08/01/20	3,450
2,070	University of Puerto Rico, Series N, Rev., MBIA, 6.25%, 06/01/07	2,098

		28,232

	South Carolina — 2.2%
2,810	Charlestown County Public Improvement, GO, 6.13%, 09/01/09	3,020
2,395	Charleston County, Transition Sales Tax, GO, 5.00%, 11/01/15	2,609
16,605	Charleston Educational Excellence Finance Corp., Charleston County School District Project, Rev., 5.00%, 12/01/14	17,873
4,610	Charleston Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.00%, 01/01/16	4,987
1,000	Piedmont Municipal Power Agency, Electric, Rev., MBIA, 6.20%, 01/01/08 (p)	1,028
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	10,403
	South Carolina Jobs & EDA, Hospital Facilities Improvement, Palmetto Health Alliance,
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	5,969
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,439
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.50%, 11/01/09	1,283
1,065	Rev., RADIAN, 5.25%, 02/01/11	1,105
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.25%, 01/01/10	10,586

		62,302

	South Dakota — 0.1%
1,393	Heartland Consumers Power District, Rev., 6.38%, 01/01/16 (p)	1,561

	Tennessee — 1.8%
2,830	Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiative, Series A, Rev., 5.50%, 12/01/06 (p)	2,830
1,910	City of Lawrenceburg, Electric, Rev., MBIA, 6.63%, 07/01/18	2,393
	City of Memphis,
4,125	Series A, GO, MBIA, 5.00%, 11/01/15	4,523
4,825	GO, MBIA-IBC, 5.25%, 11/01/13	5,322
6,820	Knox County, Public Improvement, GO, 6.00%, 05/01/08 (p)	7,118
1,195	Municipal Energy Acquisition Corp., Gas, Rev., FSA, 4.13%, 03/01/09	1,212

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Tennergy Corp., Gas,
3,850	Rev., MBIA, 5.00%, 06/01/07 (p)	3,878
7,285	Rev., MBIA, 5.00%, 06/01/09 (p)	7,539
12,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/13	12,877
2,860	Tennessee State School Bond Authority, Higher Education Facilities, Second Program, Series A, Rev., FSA, 5.00%, 05/01/08	2,920

		50,612

	Texas — 6.9%
2,300	Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/15	2,463
	Alvin Independent School District,
3,205	Rev., 3.60%, 02/15/22 (i)	3,163
3,375	Rev., 3.60%, 02/15/23 (i)	3,331
2,945	Arlington Independent School District, GO, PSF-GTD, 4.75%, 02/15/08	2,973
2,000	Austin Independent School District, Public Property Finance Contractual Obligation, GO, MBIA, 5.25%, 02/01/08 (p)	2,039
1,435	Carroll Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/08	1,000
440	Cedar Hill Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	333
405	Cedar Hill Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	303
100	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA, 8.20%, 04/01/22	103
1,285	City of Austin, Capital Appreciation, Rev., FGIC, Zero Coupon, 05/15/17	841
5,000	City of Austin, Electric Utilities, Rev., MBIA, 5.25%, 05/15/13	5,433
5,000	City of Dallas, Waterworks & Sewer System, Improvement, Rev., FSA, 5.38%, 04/01/13	5,469
6,140	City of Houston, Series A, Rev., MBIA, 5.25%, 05/15/14	6,693
	City of Southlake,
9,825	GO, AMBAC, 5.00%, 02/15/13	10,449
1,700	GO, AMBAC, Zero Coupon, 02/15/09 (p)	1,296
5,000	Coastal Bend Health Facilities Development Corp., Rev., AMBAC, 5.93%, 11/15/13 (p)	5,688
5,205	Coppell Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	3,121
1,305	Dallas County Flood Control District, GO, 9.25%, 04/01/08 (p)	1,397
	Granbury Independent School District, Capital Appreciation,
2,000	GO, PSF-GTD, 5.00%, 08/01/15	2,147
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,191
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,119
7,545	Harris County Flood Control District, Series A, GO, 5.25%, 10/01/14	8,334
5,000	Harris County Hospital District, Rev., MBIA, 6.00%, 08/15/10	5,380
1,250	Harris County Toll Road, Series A, GO, MBIA, 6.50%, 08/15/13	1,462
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 11/15/08	3,087
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	877
10,000	Houston Independent School District, Capital Appreciation, Series A, GO, PSF-GTD, Zero Coupon, 02/15/09	7,514
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,119
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.25%, 02/15/13	2,178
2,000	GO, PSF-GTD, 5.25%, 02/15/14	2,201
1,520	Katy Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,603
2,000	La Joya Independent School District, GO, PSF-GTD, 5.00%, 02/15/16	2,180
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	4,765
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.75%, 12/01/10 (p)	4,463
5,875	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Rev., 5.25%, 07/01/11	6,062
	Pearland Texas Independent School District,
7,500	Series 2001 B, Rev., 4.26%, 02/15/25 (i)	7,387
7,500	Series 2001 B, Rev., 4.27%, 02/15/24 (i)	7,387
2,505	Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/22	2,668
7,500	State of Texas, Series A, GO, 6.00%, 10/01/09	7,991
3,000	State of Texas, College Student Loan, GO, 5.25%, 08/01/07	3,033
	State of Texas, Public Finance Authority,
3,900	GO, 5.00%, 10/01/12	4,162
3,000	GO, 5.50%, 10/01/08	3,103
1,000	Series A, GO, 5.50%, 10/01/11	1,085
5,000	Tarrant Regional Water District, Rev., FSA, 5.38%, 03/01/13	5,481
5,200	Texas Municipal Power Agency, Rev., MBIA, 5.50%, 09/01/10	5,547
4,900	Texas State Turnpike Authority, Rev., FGIC, 5.50%, 01/01/08	5,090
840	Texas Tech University Revenues, Improvements, Financing System, Series 6, Rev., AMBAC, 5.25%, 02/15/09 (p)	871
1,700	Texas Tech University Revenues, Improvements, Financing System, Series 6, Unrefunded Balance, Rev., AMBAC, 5.25%, 02/15/09	1,755
	Texas Water Development Board, State Revolving Fund, Senior Lien,
3,000	Series A, Rev., 5.25%, 07/15/08	3,079
1,000	Series A, Rev., 5.63%, 07/15/09	1,049
3,750	Series A, Rev., 5.63%, 07/15/10	4,000
3,175	Series B, Rev., 5.25%, 07/15/07	3,238
7,385	Tommball Independent School District, Series B, Adj., GO, 3.45%, 02/15/26 (i)	7,348

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,390	University of North Texas, Series A, Rev., FGIC, 5.00%, 04/15/12	3,576
4,095	University of Texas, Series B, Rev., 5.00%, 08/15/12	4,395

		198,022

	Utah — 0.4%
3,195	Intermountain Power Agency, Utah Power Supply, Series A, Rev., MBIA-IBC, 6.15%, 01/03/07 (p)	3,339
3,800	Intermountain Power Agency, Power Supply, Series B, Rev., MBIA, 6.50%, 07/01/10	4,169
2,840	Salt Lake City, GO, 5.50%, 06/15/10 (p)	3,027
1,700	Salt Lake City Municipal Building Authority, Series B, Rev., AMBAC, 5.50%, 10/15/09 (p)	1,807
10	Salt Lake City, Unrefunded Balance, GO, 5.50%, 06/15/10	11

		12,353

	Vermont — 0.1%
4,100	City of Burlington, Electric, Series A, Rev., MBIA, 6.38%, 07/01/09	4,385

	Virgin Islands — 0.2%
1,755	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	1,807
3,070	Virgin Islands Water & Power Authority, Electric Systems, Rev., 5.25%, 07/01/07	3,087

		4,894

	Virginia — 1.2%
6,000	Virginia Commonwealth Transportation Board, Federal Highway, Rev., RAN, 5.50%, 10/01/09	6,324
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,665	Series A, Rev., 5.00%, 05/15/17	1,838
1,495	Series A, Rev., 5.00%, 05/15/18	1,646
1,835	Series A, Rev., 5.00%, 05/15/19	2,014
1,520	Series A, Rev., 5.00%, 05/15/20	1,665
2,015	Series A, Rev., 5.00%, 05/15/21	2,202
1,580	Series A, Rev., 5.00%, 05/15/22	1,724
	Virginia Commonwealth Transportation Board, Transition District Program, Series B, Rev.,
5,635	5.00%, 05/15/16	6,169
	Virginia Public School Authority,
5,210	Series A, Rev., 5.50%, 08/01/10 (p)	5,610
5,265	Series B, Rev., 5.00%, 08/01/13	5,720

		34,912

	Washington — 4.7%
4,590	City of Seattle, Municipal Light & Power, Rev., 5.63%, 12/01/10	4,916
10,000	City of Seattle, Municipal Light & Power, Mukilteo Improvements, Rev., FSA, 5.50%, 03/01/11	10,746
	Cowlitz County Public Utility District No. 1,
1,105	Rev., AMBAC, 5.00%, 09/01/10 (p)	1,162
490	Rev., AMBAC, 5.00%, 09/01/11 (p)	521
	Cowlitz County Public Utility District No. 1, Unrefunded Balance,
1,740	Rev., AMBAC, 5.00%, 09/01/10	1,827
765	Rev., AMBAC, 5.00%, 09/01/11	812
41,000	Energy Northwest Electric, Washington Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/18 (m)	42,720
	Grant County Public Utility District No. 2 Priest Rapids,
1,800	Rev., 5.63%, 01/01/07 (p)	1,803
1,230	Series G, Rev., MBIA, 5.25%, 01/01/09 (p)	1,309
13,995	Series H, Rev., FSA, 5.38%, 01/01/12	15,086
3,000	Kitsap County School District No. 400, North Kitsap, GO, 5.00%, 06/01/11 (p)	3,180
1,300	Port Grays Harbor, Rev., 6.38%, 12/01/09	1,367
5,140	Snohomish County School District No. 6, Mukilteo, GO, FGIC, 5.70%, 12/01/12	5,718
3,525	Spokane & Whitman Counties School District No. 360-316, Cheney, GO, 5.60%, 12/01/10	3,784
	State of Washington,
4,500	Series B & AT-7, GO, 6.40%, 06/01/17	5,376
4,000	Series C, GO, 5.50%, 07/01/09	4,193
	Washington Public Power Supply System, Nuclear Project No. 1,
11,845	Series A, Rev., AMBAC, 6.00%, 07/01/08	12,285
1,300	Series B, Rev., 5.60%, 07/01/07	1,315
3,650	Series B, Rev., MBIA, 5.13%, 07/01/07	3,751
3,800	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 5.75%, 07/01/09	4,006
	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation,
5,000	Series B, Rev., Zero Coupon, 07/01/09	4,541
3,000	Series B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,096

		133,514

	West Virginia — 0.2%
2,210	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	2,353
105	Monongalia County, Single Family, Rev., 7.20%, 03/01/11 (p)	113
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
3,255	Series A, Rev., FGIC, 5.25%, 05/01/11	3,471

		5,937

	Wisconsin — 2.0%
3,000	Fond Du Lac School District, GO, FGIC, 5.75%, 04/01/10 (p)	3,208
5,350	Milwaukee County, Corporate Purpose, Series A, GO, 5.63%, 09/01/09 (p)	5,644
	State of Wisconsin,
1,000	GO, 6.25%, 05/01/11	1,107
1,000	GO, 6.25%, 05/01/12	1,128
3,000	Rev., 6.88%, 06/01/11	3,318
6,275	Series 1, GO, 5.50%, 11/01/11	6,817
8,155	Series 1, GO, MBIA, 5.25%, 05/01/14	9,020
5,000	Series 1, GO, MBIA, 5.25%, 05/01/15	5,576
4,450	Series 3, GO, 5.20%, 11/01/09	4,653
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.10%, 06/01/21	3,410

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Wisconsin Health & Educational Facilities Authority,
6,250	Rev., 5.70%, 05/01/14 (i)	6,649
6,250	Rev., 5.95%, 05/01/19 (i)	6,930

		57,460

	Total Municipal Bonds (Cost $2,733,653)	2,833,148

Shares

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
11,626	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $11,626)	11,626

	Total Investments — 99.3% (Cost $2,745,279)	2,844,774
	Other Assets in Excess of Liabilities — 0.7%	20,172

	Net Assets — 100.0%	$2,864,946

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at November 30, 2006
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CBI	Certificate of Bond Insurance
CIFG	CDC IXIS Financial Guaranty
COLL	Collateral
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
TCRS	Transferable Custodial Receipts
VA MTGS	Veterans Administration Mortgages
XLCA	XL Capital Assurance

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,006
Aggregate gross unrealized depreciation	(2,511)

Net unrealized appreciation/depreciation	$99,495

Federal income tax cost of investments	$2,745,279

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 2.7% (n)
	New York — 2.7%
	New York City Metropolitan Transportation Authority,
17,000	3.52%, 01/11/07	17,000
23,000	3.55%, 01/08/07	23,000
8,000	3.60%, 01/08/07	8,000

	Total Commercial Paper (Cost $48,000)	48,000

	Daily Demand Notes — 1.4%
	New York— 1.4%
1,080	Metropolitan Transportation Authority, Series G-2, Rev., VAR, LOC: BNP Paribas, 3.62%, 12/04/06	1,080
1,030	Municipal Securities Trust Certificates, Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.67%, 12/04/06 (e)	1,030
	New York City,
3,220	Sub Series A-6, GO, VAR, FSA, 3.62%, 12/04/06	3,220
1,000	Sub Series B-5, GO, VAR, MBIA, 3.58%, 12/04/06	1,000
1,800	Sub Series E-4, GO, VAR, LOC: State Street Bank & Trust Co., 3.60%, 12/04/06	1,800
2,000	Sub Series H-2, GO, VAR, MBIA, 3.58%, 12/04/06	2,000
1,200	Sub Series H-3, GO, VAR, FSA, 3.55%, 12/04/06	1,200
3,100	Sub Series H-7, GO, VAR, LOC: KBC Bank N.V., 3.55%, 12/04/06	3,100
2,500	New York City IDA, Liberty, 1 Byrant Park LLC, Series B, Rev., VAR, LOC: Bank of America N.A., 3.66%, 12/04/06	2,500
	New York City Municipal Water Finance Authority,
1,100	Series A, Rev., VAR, FGIC, 3.62%, 12/04/06	1,100
2,000	Series C, Rev., VAR, FGIC, 3.65%, 12/04/06	2,000
1,860	New York City Transitional Finance Authority, Sub Series 2-A, Rev., VAR, LIQ: Dexia Credit Local, 3.62%, 12/04/06	1,860
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.67%, 12/04/06	1,055
900	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.65%, 12/04/06	900

	Total Daily Demand Notes (Cost $23,845)	23,845

	Municipal Notes & Bonds — 14.8%
	New York — 14.8%
9,317	Amsterdam Enlarged City School District, BAN, GO, 3.75%, 07/20/07	9,326
6,000	Board of Cooperative Educational Services First Supervisory District Suffolk County, Rev., RAN, 4.65%, 06/28/07	6,026
13,000	Board of Cooperative Educational Services Sole Supervisory District Oswego County, Rev., RAN, 4.25%, 12/29/06	13,008
3,250	Campbell-Savona Central School District, GO, 4.00%, 06/28/07	3,255
5,000	Carmel Central School District, TAN, GO, 4.50%, 06/29/07	5,019
	Catskill Central School District,
8,000	BAN, GO, 3.75%, 07/13/07	8,008
15,803	City of Binghamton,
	BAN, GO, 4.00%, 02/02/07	15,814
2,200	City of Schenectady, BAN, GO, LOC: Bank of America N.A., 4.50%, 05/24/07	2,208
10,000	County of Rockland, TAN, GO, 4.50%, 03/22/07	10,025
	Jamestown City School District,
5,000	BAN, GO, 4.00%, 05/23/07	5,005
5,000	BAN, GO, 4.50%, 05/23/07	5,016
12,145	Lackawanna City School District,
	BAN, GO, 4.38%, 06/15/07	12,189
	Long Island Power Authority Electric Systems,
2,695	Series PT-386, Rev., 3.52%, 12/01/09	2,695
8,780	Series SG-125, LIQ: Societe General, 3.50%, 12/06/06	8,780
10,239	Marion Central School District, BAN, GO, 4.25%, 06/20/07	10,255
24,000	New York Power Authority, GO, VAR, LIQ: Dexia Credit Local, 3.60%, 03/01/07	24,000
2,670	New York State Dormitory Authority, Series PA-419, Rev., VAR, 3.52%, 12/04/06	2,670
7,960	New York State Housing Finance Agency, Series PA-423, Rev., 3.52%, 12/03/06	7,960
4,995	Niagara Falls Bridge Commission, Series PA-530, LIQ: Merrill Lynch Capital Services, 3.52%, 10/01/15	4,995
5,400	Pearl River Union Free School District, BAN, GO, 4.25%, 09/19/07	5,427
6,500	Plainview Old Bethpage Central School District, TAN, GO, 4.50%, 06/29/07	6,525

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

13,090	Port Authority of New York & New Jersey,
	Rev., VAR, 3.79%, 12/07/06 (i)	13,090
	Roosevelt Union Free School District,
5,000	RAN, GO, 4.50%, 06/29/07	5,014
15,000	Series B, BAN, GO, 4.25%, 08/02/07	15,037
12,000	Salamanca City School District, BAN, GO, 4.38%, 06/15/07	12,040
6,225	Sullivan County, BAN, GO, 4.50%, 07/19/07	6,249
11,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, RAN, Rev., 4.50%, 06/29/07	11,036
6,000	Town of Halfmoon, BAN, GO, 4.75%, 12/15/06	6,002
10,000	Town of Oyster Bay, BAN, GO, 4.25%, 01/19/07	10,008
5,460	Town of Webster, BAN, GO, 4.25%, 09/20/07	5,474
4,995	Triborough Bridge & Tunnel Authority, Series PA-665, Rev., 3.53%, 12/02/06	4,995

	Total Municipal Notes & Bonds (Cost $257,151)	257,151

	Weekly Demand Notes — 81.0%
	Indiana — 0.1%
1,300	Dyer Redevelopment Authority Economic Development Lease Rent, Series PT-2697, Rev., VAR, CIFG, 3.52%, 12/03/06	1,300

	New York — 80.9%
	ABN AMRO Munitops Certificate Trust,
12,000	Series 1999-13, VAR, FGIC-TCRS, 3.49%, 12/07/06 (m)	12,000
8,985	Series 2004-33, Rev., VAR, AMBAC, 3.51%, 12/07/06	8,985
10,000	Series 2005-60, Rev., VAR, FSA, 3.51%, 12/07/06	10,000
6,165	Series 2006-32, GO, VAR, MBIA-IBC, 3.51%, 12/07/06	6,165
385	Albany Industrial Development Agency, Newkirk Productions, Inc., Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.51%, 12/07/06	385
	Dutchess County Industrial Development Agency, Civic Facilities, Marist College,
10,485	Series A, Rev., VAR, LOC: Bank of New York, 3.47%, 12/07/06	10,485
14,525	Series A, Rev., VAR, LOC: Keybank N.A., 3.47%, 12/07/06	14,525
	Eagle Tax-Exempt Trust, Weekly Options Mode,
12,085	Series 94-3203, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.52%, 12/07/06	12,085
8,805	Series 94-3205, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.52%, 12/07/06	8,805
	Eagle Tax-Exempt Trust, Weekly Partner Certificate,
5,990	Series 2000-3206, Class A, Rev., VAR, 3.52%, 12/07/06	5,990
3,300	Series 2001-3202, Class A, Rev., VAR, LIQ: Citibank N.A., 3.52%, 12/07/06	3,300
4,000	Series 2002-6003, Class A, Rev., VAR, FSA, 3.52%, 12/07/06	4,000
8,135	Series A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.52%, 12/07/06 (e)	8,135
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
2,495	Series 2006-0028, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.48%, 12/07/06	2,495
9,795	Series 2006-0117, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.48%, 12/07/06	9,795
19,700	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0029, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.48%, 12/07/06	19,700
	Erie County Water Authority,
7,700	Series A, Rev., VAR, AMBAC, 3.41%, 12/06/06	7,700
1,400	Series B, Rev., VAR, AMBAC, 3.41%, 12/06/06	1,400
2,400	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc., Project, Rev., VAR, LOC: Fleet National Bank, 3.47%, 12/06/06	2,400
3,240	Great Neck North Water Authority, Water System, Series A, Rev., VAR, FGIC, 3.48%, 12/06/06	3,240
900	Guilderland Industrial Development Agency, North Eastern Industrial Park, Series A, Rev., VAR, LOC: Fleet Bank of New York, 3.47%, 12/06/06	900
3,485	Liberty Development Corp., Series 1416, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.50%, 12/07/06	3,485
	Long Island Power Authority,
9,235	Series 822D, Rev., VAR, CIFG, LIQ: Morgan Stanley Municipal Funding, 3.50%, 12/07/06	9,235
300	Series H, Rev., VAR, FSA, 3.45%, 12/06/06	300
	Long Island Power Authority, Electric Systems,
300	Series D, Rev., VAR, FSA, 3.48%, 12/06/06	300
3,500	Series G, Rev., VAR, FSA, 3.40%, 12/06/06	3,500
4,360	Series PA-841, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.51%, 12/04/06	4,360
	Metropolitan Transportation Authority,
14,968	Series 823D, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.50%, 12/07/06	14,968
6,970	Series A-1, Rev., VAR, XLCA, 3.48%, 12/07/06	6,970
13,490	Series B, Rev., VAR, FSA, 3.44%, 12/07/06	13,490
6,090	Series D-2, Rev., VAR, FSA, 3.43%, 12/07/06	6,090
4,600	Series E-1, Rev., VAR, LOC: Fortis Bank SA/NV, 3.45%, 12/07/06	4,600
6,300	Series G1, Rev., VAR, AMBAC, 3.42%, 12/04/06	6,300
1,700	Series G2, Rev., VAR, AMBAC, 3.42%, 12/04/06	1,700
5,405	Series PA-105, Rev., VAR, 3.52%, 12/06/06	5,405
3,295	Series PA-1042R, Rev., VAR, MBIA, 3.52%, 12/06/06	3,295
5,940	Series PT-1547, Rev., VAR, FGIC, 3.52%, 12/01/06	5,940
7,580	Series PT-2290, Rev., VAR, FSA, 3.52%, 12/04/06	7,580
10,445	Sub Series A-1, GO, VAR, CIFG, 3.43%, 12/07/06	10,445
12,310	Sub Series A-2, GO, VAR, CIFG, 3.44%, 12/07/06	12,310
	Metropolitan Transportation Authority, EAGLE,
3,300	Series 2002-6021, Class A, Rev., VAR, MBIA, 3.52%, 12/07/06	3,300
5,000	Series 2002-6028, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.52%, 12/07/06	5,000

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

14,875	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VAR, 3.51%, 12/06/06	14,875
9,300	Monroe County IDA, Rochester Institute Project, Series A, Rev., VAR, LOC: First Union National Bank, 3.40%, 12/06/06	9,300
	Municipal Securities Trust Certificates,
10,000	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.50%, 12/06/06 (e)	10,000
6,320	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.50%, 12/06/06 (e)	6,320
9,995	Series 2001-176, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.50%, 12/06/06	9,995
11,810	Series 2002-203, Class A, Rev., VAR, FSA-CR, LIQ: Bear Stearns Capital Markets, 3.50%, 12/06/06	11,810
9,995	Series 7001, Class A, Rev., VAR, AMBAC, LOC: Bear Stearns Capital Markets, 3.48%, 12/07/06	9,995
5,595	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VAR., FSA, 3.45%, 12/06/06	5,595
	Nassau Health Care Corp.,
21,500	Sub Series 2004-C1, Rev., VAR, FSA, CNTY GTD, 3.43%, 12/07/06	21,500
2,200	Sub Series 2004-C3, Rev., VAR, FSA, CNTY GTD, 3.47%, 12/07/06	2,200
	New York City,
1,585	Series A8, GO, VAR, AMBAC, 3.43%, 12/06/06	1,585
3,000	Series F-2, GO, VAR, LOC: Depfa Bank plc, 3.45%, 12/06/06	3,000
6,400	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.45%, 12/06/06	6,400
3,800	Series F-5, GO, VAR, LOC: Bayerische Landesbank, 3.45%, 12/06/06	3,800
5,400	Sub Series A-4, GO, VAR, LOC: Bank of Nova Scotia, 3.43%, 12/06/06	5,400
2,700	Sub Series A-6, GO, VAR, LOC: Helaba, 3.45%, 12/06/06	2,700
12,050	Sub Series A-6, GO, VAR, LOC: Landesbank Baden Wurrtm, 3.40%, 12/06/06	12,050
7,700	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 3.45%, 12/06/06	7,700
3,700	Sub Series C-3, GO, VAR, LOC: BNP Paribas, 3.50%, 12/06/06	3,700
12,050	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 3.43%, 12/06/06	12,050
5,995	Sub Series C-5, GO, VAR, LOC: Bank of New York, 3.41%, 12/06/06	5,995
2,000	Sub Series F-3, GO, VAR, LOC: Royal Bank of Scotland, 3.44%, 12/07/06	2,000
6,000	Sub Series G-2, GO, VAR, LOC: Bank Of Nova Scotia, 3.43%, 12/06/06	6,000
13,735	Sub Series H-2, GO, VAR, LOC: Bank of New York, 3.41%, 12/06/06	13,735
6,495	Sub Series H-2, GO, VAR, LOC: Bank of Nova Scotia, 3.43%, 12/06/06	6,495
13,390	Sub Series H-3, GO, VAR, LOC: Bank of New York, 3.50%, 12/06/06	13,390
6,200	Sub Series H-6, GO, VAR, MBIA, 3.40%, 12/06/06	6,200
	New York City, Municipal Securities Trust Receipts,
1,300	Series SG-109, GO, VAR, AMBAC, LIQ: Societe Generale, 3.50%, 12/04/06	1,300
1,000	Series SGA-51, VAR, AMBAC, 3.50%, 12/06/06	1,000
10,365	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.48%, 12/07/06	10,365
6,900	New York City Housing Development Corp., Series A, Rev., VAR, LIQ: FNMA, 3.50%, 12/06/06	6,900
3,400	New York City Housing Development Corp., 100 Jane Street Development, Series A, AMT, Rev., VAR, FNMA COLL, 3.50%, 12/06/06	3,400
200	New York City Housing Development Corp., Brittany Development, Series A, Rev., VAR, LIQ: FNMA, 3.50%, 12/06/06	200
3,700	New York City Housing Development Corp., Brookhaven Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.48%, 12/06/06	3,700
5,700	New York City Housing Development Corp., Carnegie Park, Series A, Rev., VAR, FNMA COLL, 3.45%, 12/06/06	5,700
2,750	New York City Housing Development Corp., Chelsea Arms, Series A, Rev, VAR, LIQ: FNMA, 3.50%, 12/06/06	2,750
3,900	New York City Housing Development Corp., Grace Towers Development, Rev., VAR, LOC: Citibank N.A., 3.48%, 12/06/06	3,900
200	New York City Housing Development Corp., Lyric Development, Series A, Rev., VAR, LIQ: FNMA, 3.50%, 12/06/06	200
1,900	New York City Housing Development Corp., Mortgage-55 Pierrepont Development, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 12/06/06	1,900
2,000	New York City Housing Development Corp., Mortgage-155 West 21st Street, Series A , Rev., AMT, VAR, LOC: Bank of New York, 3.52%, 12/06/06	2,000
5,300	New York City Housing Development Corp., Mortgage-Ogden Ave. Apartments II, Series A, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/06/06	5,300
4,655	New York City Housing Development Corp., Mortgage-Parkview Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.52%, 12/06/06	4,655
8,800	New York City Housing Development Corp., Mortgage-Thessalonica Court, Series A, Rev., VAR, LOC: Citibank N.A., 3.48%, 12/06/06	8,800
10,000	New York City Housing Development Corp., Mortgage-West 61st Street Apartments, Series A, Rev., VAR, LOC: HSBC Bank USA N.A., 3.52%, 12/06/06	10,000
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VAR, FNMA COLL, 3.45%, 12/06/06	3,200
300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower, Series A, Rev., VAR, FNMA COLL, 3.50%, 12/06/06	300
15,400	New York City Housing Development Corp., Progress of Peoples Development, Series A, VAR, LIQ: FNMA, 3.52%, 12/06/06	15,400
3,300	New York City Housing Development Corp., West 43rd Street Development, Series A, AMT, Rev., VAR, FNMA COLL, 3.50%, 12/06/06	3,300
2,400	New York City Housing Development Corp., West 89th Street Development, Series A, Rev., VAR, LOC: FNMA, 3.50%, 12/06/06	2,400
9,900	New York City Housing Development Corp., White Plains Apartments, Series A, Rev. VAR, LOC: Bank of America N.A., 3.50%, 12/06/06	9,900
2,000	New York City Industrial Development Agency, Abraham Joshua Heschel Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 12/07/06	2,000
3,200	New York City Industrial Development Agency, Allen Steveson School, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 12/07/06	3,200
870	New York City Industrial Development Agency, American Society Technion Project, Rev., VAR, LOC: Allies Irish Bank PLC, 3.41%, 12/06/06	870

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,465	New York City Industrial Development Agency, Brooklyn United Methodist Project, Rev., VAR, LOC: Bank of New York, 3.47%, 12/07/06	2,465
13,000	New York City Industrial Development Agency, Civic Facilities, Columbia Grammar & Prep School, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 12/07/06	13,000
5,000	New York City Industrial Development Agency, Congregational Nursing, Series A, Rev., VAR, LOC: HSBC Bank USA, 3.45%, 12/07/06	5,000
5,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.45%, 12/07/06	5,000
3,110	New York City Industrial Development Agency, Hewitt School Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 12/07/06	3,110
4,475	New York City Industrial Development Agency, Jamaica First Packaged LLC Project, Rev., VAR, LOC: Bank of New York, 3.47%, 12/07/06	4,475
9,700	New York City Industrial Development Agency, Korean Air Lines Co., Series A, Rev., VAR, LOC: HSBC Bank USA N.A., 3.49%, 12/06/06	9,700
25,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VAR, LOC: ING Bank N.V., 3.47%, 12/07/06	25,800
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VAR, LIQ: Societe Generale, 3.50%, 12/06/06	580
5,900	New York City Municipal Water Finance Authority, Sub Series C-2, Rev., VAR, 3.43%, 12/07/06	5,900
	New York City Municipal Water Finance Authority,
10,945	ROCS RR-II-R-385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.52%, 12/07/06	10,945
8,410	Series PA-447, Rev., VAR, FGIC-TCRS, 3.52%, 12/05/06	8,410
6,495	Series PA-900, Rev., VAR, 3.53%, 12/02/06	6,495
6,700	Sub Series F-1, Rev., VAR, 3.41%, 12/07/06	6,700
2,390	New York City Municipal Water Finance Authority, American Securities Trust Receipts, Series SGB-25, Rev., VAR, MBIA, LIQ: Societe Generale, 3.50%, 12/07/06 (p)	2,390
	New York City Municipal Water Finance Authority, Water & Sewer Systems,
2,900	Series PA-1076, Rev., VAR, 3.53%, 12/03/06	2,900
5,100	Series PA-1085, Rev., VAR, FGIC, 3.51%, 12/03/06	5,100
4,900	New York City Transit Authority/Metropolitan Transit Authority/Triborough Bridge & Tunnel, Floating Rate Trust Receipts, Series PMD-10, COP, VAR, AMBAC, 3.51%, 12/07/06	4,900
	New York City Transitional Finance Authority,
4,915	RR-II-R-4052, Rev., VAR, LIQ: Citigroup Financial Products, 3.51%, 12/07/06	4,915
10,030	Sub Series 2-D, Rev., VAR, LIQ: Lloyds TSB Bank plc, 3.52%, 12/06/06	10,030
2,715	Sub Series 2-E, Rev., VAR, 3.41%, 12/06/06	2,715
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VAR, 3.45%, 12/06/06	600
	New York City Transitional Finance Authority, New York City Recovery,
2,900	Sub Series 3-C, Rev., VAR, 3.41%, 12/07/06	2,900
5,000	Sub Series 3-D, Rev., VAR, 3.41%, 12/07/06	5,000
2,300	New York City Trust for Cultural Resources, Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanly Dean Witter, 3.50%, 12/07/06	2,300
1,900	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VAR, LOC: Citibank N.A., 3.41%, 12/06/06	1,900
18,255	New York City Trust for Cultural Resources, Manhattan School of Music, Rev., VAR, RADIAN, 3.44%, 12/07/06	18,255
10,000	New York Convention Center Operating Corp., Series 1007, Rev., VAR, AMBAC, 3.50%, 12/07/06	10,000
	New York Local Government Assistance Corp.,
13,700	Series A-5V, Rev., VAR, FSA, 3.45%, 12/06/06	13,700
13,150	Series A-6V, Rev., VAR, FSA, 3.45%, 12/06/06	13,150
1,250	Series C, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.45%, 12/06/06	1,250
4,400	Series D, Rev., VAR, LOC: Societe Generale, 3.43%, 12/06/06	4,400
8,450	Series F, Rev., VAR, LOC: Societe Generale, 3.38%, 12/06/06	8,450
9,000	Series G, Rev., VAR, LOC: Bank Of Nova Scotia, 3.40%, 12/06/06	9,000
	New York Local Government Assistance Corp., Floating Rate Receipts,
1,195	Series SG-99, Rev., VAR, AMBAC, 3.50%, 12/06/06	1,195
120	Series SG-100, Rev., VAR, MBIA-IBC, 3.50%, 12/06/06	120
1,500	New York Mortgage Agency, Homeowner Mortgage, Series 122, Rev., VAR, 3.50%, 12/06/06	1,500
	New York State Dormitory Authority,
3,822	Series 1143, Rev., VAR, AMBAC, LOC: Morgan Stanley Municipal Funding, 3.50%, 12/07/06	3,822
4,415	Series PA-409, Rev., VAR, AMBAC, FHA, 3.52%, 12/04/06	4,415
3,545	Series PA-449, Rev., VAR, FSA, 3.52%, 12/01/06	3,545
670	Series PA-541, Rev., VAR, AMBAC, FHA, 3.52%, 12/03/06	670
800	Series PA-784-R, Rev., VAR, MBIA-IBC, LIQ: Merrill Lynch Capital Services, 3.52%, 12/07/06	800
5,690	Series PT-1447, Rev., VAR, MBIA, ST AID WITHHLDG, 3.52%, 12/05/06	5,690
4,100	Series PT-1621, Rev., VAR, MBIA, ST AID WITHHLDG, 3.52%, 12/05/06	4,100
3,360	New York State Dormitory Authority, Beverwyck, Inc., Rev., VAR, LOC: Fleet National Bank, 3.47%, 12/06/06	3,360
	New York State Dormitory Authority, Mental Health Services,
15,200	Sub Series D-2B, Rev., VAR, FSA, 3.44%, 12/07/06	15,200
1,600	Sub Series D-2C, Rev., VAR, MBIA, 3.43%, 12/07/06	1,600
3,855	Sub Series D-2D, Rev., VAR, AMBAC, 3.43%, 12/07/06	3,855
3,400	Sub Series D-2E, Rev., VAR, 3.43%, 12/07/06	3,400
4,000	Sub Series D-2G, Rev, VAR, 3.43%, 12/07/06	4,000
28,500	Sub Series D-2H, Rev., VAR, 3.43%, 12/07/06	28,500
4,000	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VAR, LIQ: Societe Generale, 3.50%, 12/06/06	4,000

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

405	New York State Dormitory Authority, New York Public Library,
	Series A, Rev., VAR, MBIA, 3.45%, 12/06/06	405
	New York State Dormitory Authority, Rochester University,
4,800	Series A-1, Rev., VAR, MBIA, 3.41%, 12/06/06	4,800
5,300	Series B-1, Rev., VAR, MBIA, 3.48%, 12/06/06	5,300
	New York State Energy Research & Development Authority,
5,100	Series C-1, Rev., VAR, LOC: Citibank N.A., 3.48%, 12/06/06	5,100
575	Series C-2, Rev., VAR, LOC: Citibank N.A., 3.50%, 12/06/06	575
600	New York State Energy Research & Development Authority, Orange/Rockland Utility, Series A, Rev., VAR, AMBAC, 3.40%, 12/06/06	600
4,300	New York State Energy Resources & Development Authority, Orange & Rockland Project, Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 3.40%, 12/06/06	4,300
26,673	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.50%, 12/07/06	26,673
	New York State Housing Finance Agency,
1,100	Series A, Rev., VAR, LIQ: FNMA, 3.50%, 12/06/06	1,100
1,400	Series C, Rev., VAR, LOC: Dexia Credit Local, 3.45%, 12/06/06	1,400
850	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 3.45%, 12/06/06	850
13,100	New York State Housing Finance Agency, 10 Liberty Street, Series A, Rev., VAR, LIQ: Freddic Mac, 3.45%, 12/06/06	13,100
8,600	New York State Housing Finance Agency, 101 West End, Rev., VAR, LIQ: FNMA, 3.48%, 12/06/06	8,600
7,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VAR, LIQ: FNMA, 3.48%, 12/06/06	7,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VAR, 3.50%, 12/06/06	2,000
4,000	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VAR, LOC: Fleet National Bank, 3.53%, 12/06/06	4,000
10,400	New York State Housing Finance Agency, 345 East 94th Street Housing,
	Series A, Rev., VAR, LIQ: FHLMC, 3.48%, 12/06/06	10,400
6,800	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.50%, 12/06/06	6,800
5,000	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VAR, LIQ: FNMA, 3.50%, 12/06/06	5,000
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VAR, LIQ: FNMA, 3.50%, 12/06/06	4,400
8,700	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VAR, LOC: Bank of New York, 3.45%, 12/06/06	8,700
8,100	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev.,VAR, LIQ: FNMA, 3.50%, 12/06/06	8,100
14,000	New York State Housing Finance Agency, Multi-Family Housing, Series A, Rev., VAR, FNMA COLL, 3.50%, 12/06/06	14,000
4,600	New York State Housing Finance Agency, Multi-Family Housing Secured Mortgage, Series A, Rev., VAR, LIQ: FHLMC, 3.50%, 12/06/06	4,600
3,400	New York State Housing Finance Agency, Normandie Court I Project, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.45%, 12/06/06	3,400
5,105	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VAR, LIQ: FHLMC, 3.57%, 12/06/06	5,105
6,300	New York State Housing Finance Agency, Service Contract, Series E, Rev., VAR, LOC: BNP Paribas, 3.45%, 12/06/06	6,300
10,500	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VAR, LOC: FNMA, 3.55%, 12/06/06	10,500
8,500	New York State Housing Finance Agency, Theater Row, Series A, Rev., VAR, LIQ: FHLMC, 3.50%, 12/06/06	8,500
	New York State Housing Finance Agency, Tribeca,
3,400	Series A, Rev., VAR, FNMA COLL, 3.50%, 12/06/06	3,400
1,150	Rev., VAR, LIQ: FNMA, 3.48%, 12/06/06	1,150
20,600	New York State Housing Finance Agency, Union Square South Housing, Rev., VAR, LIQ: FNMA, 3.50%, 12/06/06	20,600
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VAR, LIQ: FHLMC, 3.50%, 12/06/06	15,005
5,000	Series 2001-A, Rev., VAR, LIQ: FHLMC, 3.50%, 12/06/06	5,000
	New York State Housing Finance Agency, West 23rd Street,
3,000	Series A, Rev., VAR, LIQ: FNMA, 3.48%, 12/06/06	3,000
900	Series A, Rev., VAR, FNMA, 3.48%, 12/06/06	900
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VAR, LIQ: FNMA, 3.50%, 12/06/06	7,700
4,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VAR, LIQ: FNMA, 3.48%, 12/06/06	4,500
21,600	New York State Housing Finance Agency, Worth Street, Series A, Rev., VAR, LIQ: FNMA, 3.50%, 12/06/06	21,600
4,190	New York State Thruway Authority, Series 1194, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.51%, 12/07/06	4,190
	New York State Thruway Authority, EAGLE,
2,000	Series 720050010, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.52%, 12/07/06	2,000
24,900	Series 720053022, Class A, Rev., VAR, FSA, LIQ: Bayerische Landesbank, 3.52%, 12/07/06	24,900
13,100	New York State Thruway Authority, Floating Rate Receipts, Series SG-121, Rev., VAR, LIQ: Societe Generale, 3.50%, 12/07/06	13,100
	New York State Thruway Authority, Municipal Securities Trust Receipts,
1,685	Series SGA-66, Rev., VAR, 3.50%, 12/06/06	1,685
3,800	Series SGA-150, Rev., VAR, LIQ: Societe Generale, 3.50%, 12/06/06	3,800
4,040	New York State Urban Development Corp., Series PT-1669, Rev., VAR, FGIC, 3.52%, 12/02/06	4,040
	New York State Urban Development Corp., State Facilities & Equipment,
12,200	Sub Series A-3-B, Rev., VAR, CIFG, 3.40%, 12/07/06	12,200

JPMorgan New York Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

100	Sub Series A-3-C, Rev., VAR, CIFG, 3.48%, 12/07/06	100
2,850	Oneida County Industrial Development Agency, Rev., VAR, LOC: NBT Bank N.A., 3.62%, 12/07/06	2,850
6,820	Oneida County Industrial Development Agency, Industrial Development Campion Home, Rev., VAR, LOC: Credit Suisse, 3.49%, 12/07/06	6,820
4,580	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VAR, LOC: Fleet National Bank, 3.52%, 12/06/06	4,580
5,840	Onondaga County Industrial Development Agency, Reference Solvay Paperboard Project, Rev., VAR, LOC: Citibank N.A., 3.57%, 12/07/06	5,840
17,050	Onondaga County Industrial Development Agency, Solvay Paperboard Project, Series A, Rev., VAR, LOC: Citibank N.A., 3.57%, 12/07/06	17,050
3,400	Ontario County Industrial Development Agency, Friends Finger Lakes, Series A, Rev., VAR, LOC: Citizens Bank N.A., 3.50%, 12/07/06	3,400
920	Port Jervis Industrial Development Agency, The Future Home Technical, Inc., Rev., VAR, LOC: Bank of New York, 3.57%, 12/06/06	920
6,330	Poughkeepsie Industrial Development Agency, Manor at Woodside Project, Rev., VAR, LOC: Bank of New York, 3.52%, 12/07/06	6,330
4,270	Rockland County Industrial Development Agency, Rev., VAR, LOC: Bank of New York, 3.47%, 12/06/06	4,270
1,130	Rockland County Industrial Development Agency, Shock Tech, Inc. Project, Rev., VAR, LOC: Bank of New York, 3.62%, 12/06/06	1,130
1,375	Rockland County Industrial Development Agency, X Products Corp. Project, Rev., VAR, LOC: Bank of New York, 3.52%, 12/07/06	1,375
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VAR, LOC: Bank of America N.A., 3.52%, 12/07/06	5,000
6,645	Suffolk County Industrial Development Agency, Guide Dog Foundation, Inc., Rev., VAR, LOC: Bank of New York, 3.47%, 12/07/06	6,645
3,000	Suffolk County Water Authority, Rev., VAR, BAN, 3.45%, 12/06/06	3,000
	Tobacco Settlement Financing Authority,
10,340	RR-II-R-1066, Rev., VAR, AMBAC, LIQ: Citigroup Financial Products, 3.52%, 12/07/06	10,340
7,495	Series 2003, Rev., TOCS, VAR, 3.56%, 12/07/06	7,495
10,000	Series D, Rev., TOCS, VAR, LIQ: Goldman Sachs, 3.56%, 12/07/06	10,000
	Triborough Bridge & Tunnel Authority,
4,240	Series B, Rev., VAR, 3.43%, 12/06/06	4,240
1,535	Series B, Rev., VAR, FSA, 3.45%, 12/06/06	1,535
2,590	Series D, Rev., VAR, FSA, 3.42%, 12/06/06	2,590
7,675	Series PA-1080, Rev., VAR, 3.53%, 12/07/06	7,675
360	Series PA-1090, Rev., VAR, MBIA-IBC, GO OF AUTH, 3.52%, 12/06/06	360
700	Sub Series 4, Rev., VAR, 3.45%, 12/07/06	700
15,000	Sub Series B-3, Rev., VAR, 3.45%, 12/07/06	15,000
2,500	Triborough Bridge & Tunnel Authority, EAGLE, Series 2003-0004, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.52%, 12/07/06	2,500
4,200	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., VAR, AMBAC, 3.42%, 12/06/06	4,200
4,235	Ulster County Industrial Development Agency, Hunter Panels LLC Project, Series A, Rev., VAR, LOC: Credit Lyonnais, 3.52%, 12/06/06	4,235
4,385	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VAR, LOC: Bank of New York, 3.47%, 12/07/06	4,385
2,630	Westchester County Industrial Development Agency, The Masters School, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 12/07/06	2,630
4,195	Westchester County Industrial Development Agency, Young Womens Christian, Rev., VAR, LOC: Bank of New York, 3.47%, 12/07/06	4,195

		1,410,968

	Total Weekly Demand Notes (Cost$1,412,268)	1,412,268

	Total Investments — 99.9% (Cost $1,741,264) *	1,741,264
	Other Assets in Excess of Liabilities — 0.1%	1,910

	Net Assets — 100.0%	$1,743,174

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

*	The cost of securities is substantially the same for Federal income tax purposes.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
CIFG	CDC IXIS Financial Guarantee
CNTY	County
COLL	Collateral
COP	Certificates of Participation
EAGLE	Earnings of accrual generated on local tax-exempt securities
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
FSA-CR	Financial Security Assurance Custodial Receipts
GO	General Obligation
GO OF AUTH	General Obligation of Authority
GTD	Guaranteed
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
RADIAN	Radian Asset Assurance
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
ST AID WITHHLDG	State Aid Withholding
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006
XLCA	XL Capital Assurance

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.1%
	Municipal Bonds — 98.1%
	Arizona — 0.4%
715	Arizona Health Facilities Authority, Catholic Healthcare West, Series A, Rev., 6.13%, 07/01/07 (p)	725
1,620	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09	1,673

		2,398

	California — 0.3%
2,000	Pasadena Area Community College District, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,686

	Colorado — 0.5%
3,000	Denver City & County Apartments, Series B, Rev., AMT, FGIC, 5.00%, 11/15/11	3,176

	District of Columbia — 0.3%
1,500	District of Columbia, COP, FGIC, 5.00%, 01/01/16	1,630

	Florida — 0.2%
990	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,103

	Hawaii — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., MBIA, AMT, 5.25%, 07/01/16	879

	Illinois — 0.4%
149	Illinois Development Finance Authority, 5.20%, 08/01/28	150
2,535	Illinois Development Finance Authority, Riverside Health & Fitness Center Project, Series 1998-C, Rev., 5.20%, 08/01/28 (i)	2,584

		2,734

	Louisiana — 0.3%
1,500	City of Shreveport, Series B, GO, MBIA, 5.25%, 03/01/17	1,673

	Michigan — 0.3%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.25%, 12/01/11	2,140

	New Jersey — 0.9%
3,500	New Jersey Economic Development Authority, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	3,863
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., MBIA, Zero Coupon, 12/15/17	711
1,435	Series A-1, Rev., MBIA, Zero Coupon, 12/15/18	882

		5,456

	New York — 88.3%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., MBIA, 5.25%, 08/01/08	1,066
	Amherst Industrial Development Agency, Civic Facilities, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.50%, 08/01/11	1,291
1,000	Series B, Rev., AMBAC, 5.50%, 11/01/11	1,098
1,290	Series B, Rev., AMBAC, 5.75%, 08/01/10	1,408
150	Arkport Central School District, GO, FSA, 5.20%, 06/15/09	156
500	Attica Central School District, GO, FSA, 5.00%, 06/15/10	525
6,695	Babylon Industrial Development Agency, Civic Facilities, Winthrop S. Nassau University East, Inc., Project, Series A, Rev., AMBAC, 6.63%, 08/01/09	7,270
1,040	Beacon City School District, GO, MBIA, 5.50%, 07/15/09	1,102
650	Brentwood Union Free School District, GO, FSA, 5.63%, 06/15/09	690
	Brockport Central School District,
1,660	GO, FGIC, 5.50%, 06/15/13	1,859
1,100	GO, FGIC, 5.50%, 06/15/14	1,246
1,660	GO, FGIC, 5.50%, 06/15/15	1,901
685	GO, FGIC, 5.75%, 06/15/17	811
450	Bronxville Union Free School District, GO, 5.25%, 10/15/10	479
	Burnt Hills-Ballston Lake Central School District,
590	GO, FGIC, 5.40%, 07/15/09	622
680	GO, FGIC, 5.50%, 07/15/09	720
1,450	Byram Hills Central School District, GO, 5.00%, 11/15/10 (p)	1,543
1,000	Canandaigua City School District, Series A, GO, FSA, 5.38%, 04/01/12	1,096
	Chenango Forks Central School District,
250	GO, FGIC, 5.63%, 06/15/09	265
850	GO, FGIC, 5.70%, 06/15/09	904
1,165	City of Kings Point, GO, 5.00%, 06/15/15	1,273
	Clarkstown Central School District,
605	GO, FSA, 5.00%, 04/15/13	659
630	GO, FSA, 5.00%, 04/15/14	692
255	GO, FSA, 5.25%, 04/15/14	283
3,155	Cleveland Hill Union Free School District, Cheektowaga, GO, FGIC, 5.50%, 10/15/09	3,348
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev, FSA, 5.00%, 05/01/13	2,696
1,650	Erie County Public Improvement, Series A, GO, FGIC, 5.00%, 09/01/12	1,767
740	Erie County Water Authority, Improvement & Extension, Rev., 5.75%, 12/01/08 (p)	754
285	Fayetteville-Manlius Central School District, GO, FGIC, 5.00%, 06/15/12	306
	Goshen Central School District,
1,050	GO, FGIC, 5.00%, 06/15/16	1,170
1,050	GO, FGIC, 5.00%, 06/15/17	1,174
1,000	GO, FGIC, 5.00%, 06/15/19	1,128
1,545	Harborfields Central School District, Greenlawn, GO, FSA, 5.00%, 06/01/10	1,621
1,000	Ilion Central School District, Series B, GO, FGIC, 5.00%, 06/15/12	1,080
70	Irvington Union Free School District, GO, FSA, 5.00%, 04/01/11	74
2,790	Lindenhurst Union Free School District, GO, FGIC, 5.25%, 07/15/09	2,939
935	Lindenhurst Union Free School District, Unrefunded Balance GO, FGIC, 5.25%, 07/15/09	983

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long Island Power Authority, Electric Systems,
2,800	Series A, Rev., AMBAC, 5.50%, 12/01/08	2,906
2,500	Series A, Rev., FGIC, 5.00%, 06/01/16	2,731
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,799
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,096
1,000	Series D, Rev., MBIA, 5.00%, 09/01/16	1,102
1,000	Series E, Rev., FGIC, 5.00%, 12/01/16	1,100
1,500	Series E, Rev., MBIA, 5.00%, 12/01/16	1,650
110	Longwood Central School District at Middle Island, GO, FSA, 4.80%, 06/15/08	114
805	Mahopac Central School District, Series B, GO, MBIA, 5.60%, 06/15/10	866
	Massapequa Union Free School District,
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,140
2,180	Series A, GO, FSA, 5.38%, 06/15/10	2,336
2,485	Series A, GO, FSA, 5.40%, 06/15/10	2,665
3,135	Series A, GO, FSA, 5.70%, 06/15/10	3,393
3,775	Metropolitan Transportation Authority, Series K, Rev., MBIA, 6.30%, 07/01/07 (p)	3,836
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.75%, 10/01/15 (p)	11,798
800	Series A, Rev., FGIC, 5.25%, 11/15/18	913
250	Series A, Rev., FGIC, 6.00%, 04/01/10 (p)	270
5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	5,990
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.75%, 07/01/16 (m)	19,520
2,330	Series A, Rev., 5.75%, 07/01/18	2,733
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,596
	Metropolitan Transportation Authority, Transportation Facilities,
1,620	Series A, Rev., 5.00%, 01/01/12	1,724
100	Series A, Rev., 6.00%, 07/01/09 (p)	106
100	Series A, Rev., 6.13%, 07/01/09 (p)	107
100	Series A, Rev., FSA, 5.00%, 07/01/11 (p)	106
510	Series C, Rev., FSA, 5.25%, 01/01/09 (p)	533
2,500	Series F, Rev., 5.00%, 11/15/11	2,655
1,000	Series F, Rev., 5.00%, 11/15/15	1,095
1,050	Monroe County, GO, 6.00%, 03/01/13	1,178
	Monroe County, Public Improvement,
65	GO, AMBAC, 5.88%, 06/01/08	67
1,130	GO, FGIC, 5.00%, 03/01/12	1,207
335	GO, MBIA-IBC, 6.00%, 03/01/15	392
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,203
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,216
1,065	Series P, GO, AMBAC, 5.88%, 06/01/08 (p)	1,102
	Monroe Woodbury Central School District,
280	GO, FSA, 5.00%, 04/15/14	305
1,005	Series A, GO, FGIC, 5.00%, 05/15/14	1,101
2,500	Nassau County, Series A, GO, FGIC, 6.00%, 07/01/08	2,592
1,475	Nassau County, Improvement, Series E, GO, FSA, 6.00%, 03/01/10	1,588
1,570	Nassau County Sewer & Storm Water Finance Authority, Series B, Rev., MBIA, 5.00%, 10/01/14	1,690
450	New Rochelle City School District, Series A, GO, FSA, 5.00%, 12/15/10	475
	New York City,
295	Series A, GO, MBIA-IBC, 6.00%, 05/15/10 (p)	322
290	Series A, GO, XLCA-ICR, 6.00%, 05/15/10 (p)	316
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/12	4,439
470	Series C, GO, 5.25%, 03/15/12 (p)	509
5,000	Series E, GO, FSA, 5.00%, 11/01/14	5,435
2,640	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,936
2,760	Series F, GO, 5.50%, 12/15/11	2,991
2,500	Series G, GO, 5.00%, 12/01/14	2,693
3,000	Series G, GO, 5.00%, 02/01/16	3,238
3,000	Series H, GO, 5.00%, 08/01/14	3,233
5,000	Series J, GO, MBIA, 5.25%, 05/15/14	5,481
2,500	Series P, GO, MBIA, 5.00%, 08/01/15	2,737
2,390	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Series A, Rev., 5.00%, 05/15/13	2,568
7,355	New York City Municipal Water Finance Authority, Series B, Rev., 5.00%, 06/15/14	7,934
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., FGIC, 5.75%, 06/15/09 (p)	3,192
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, COP, Series A, AMBAC, 5.63%, 01/01/10	1,069
	New York City Transitional Finance Authority, Future Tax Secured,
105	Series A, Rev., 5.00%, 08/15/07 (p)	107
140	Series A, Rev., 5.13%, 08/15/07 (p)	143
1,000	Series A, Rev., 5.75%, 08/15/09 (p)	1,068
2,100	Series A, Rev., 6.00%, 08/15/09 (p)	2,255
4,700	Series A, Rev., VAR, 5.50%, 11/01/11	5,087
120	Series A, Rev., FGIC-TCRS, 5.00%, 08/15/07 (p)	122
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,669
500	Series B, Rev., 6.00%, 05/15/10 (p)	545
7,305	Series B, Rev., 6.13%, 05/15/10 (p)	7,994
9,000	Series C, Rev., 5.88%, 05/01/10 (p)	9,769
1,215	Series C, Rev., TRAN, 5.50%, 02/01/11	1,308
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.50%, 02/01/11	514
695	Series B, Rev., 6.13%, 05/15/10 (p)	761
2,000	New York City Trust For Cultural Resources, Educational Broadcasting Corp., Series 1999, Rev., 2.68%, 01/01/08 (i)	1,973
3,000	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	3,051
2,000	New York Local Government Assistance Corp., Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,268
490	New York Mortgage Agency, Homeowner Mortgage, Series 94, Rev., 5.35%, 04/01/10	491
	New York Power Authority, General Purpose,
500	Rev., 7.00%, 01/08/07 (p)	549
2,400	Series A, Rev., FGIC, 5.00%, 11/15/15	2,611
	New York State Dormitory Authority,
3,820	3.92%, 03/27/07 (i)	3,818
2,500	MBIA-IBC, 5.00%, 07/01/16	2,733
115	New York State Dormitory Authority, Canisius College, Rev., MBIA, 4.95%, 07/01/11	122
13,000	New York State Dormitory Authority, City University, CONS, Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13 (m)	14,152
	New York State Dormitory Authority, City University System,
3,565	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	3,932
3,415	CONS, Series B, Rev., 6.00%, 07/01/14	3,778
6,770	New York State Dormitory Authority, Columbia University,
2,000	Series A, Rev., 5.25%, 07/01/11 (p)	7,332
2,950	New York State Dormitory Authority, Concord Nursing Home, Inc., Rev., 6.25%, 07/01/10	3,171
445	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., MBIA, 5.50%, 08/01/10	474

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.00%, 07/01/14	1,090
100	New York State Dormitory Authority, Good Samaritan Hospital, Rev., RADIAN, 5.50%, 07/01/11 (p)	108
	New York State Dormitory Authority, Long Island University,
95	Rev., RADIAN, 5.00%, 09/01/09	100
5	Rev., RADIAN, 5.00%, 09/01/09 (p)	5
2,305	Series A, Rev., 5.00%, 11/01/16	2,482
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.50%, 07/01/09	1,982
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,880
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., FSA, 5.00%, 08/15/11	1,375
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., MBIA, 5.50%, 07/01/09	1,047
1,000	Rev., MBIA, 5.50%, 07/01/23	1,185
370	Rev., MBIA, 5.75%, 07/01/19	439
250	New York State Dormitory Authority, Mental Health, Series A, Rev., MBIA, 5.75%, 02/15/10 (p)	267
10	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.00%, 02/15/07 (p)	10
2,340	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series B, Rev., 6.00%, 08/15/16	2,683
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	563
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,689
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/21	2,048
1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/22	1,191
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	3,463
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,883
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,756
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,442
2,315	Series A, Rev., MBIA, 5.75%, 07/01/08	2,394
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,847
1,200	Series A, Rev., MBIA, 5.75%, 07/01/11	1,312
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,155
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	4,088
2,160	Series A, Rev., MBIA-IBC-BNY, 6.00%, 07/01/20	2,643
2,490	Series B, Rev., 6.00%, 02/15/07	2,530
225	Series C, Rev., 7.38%, 05/15/09 (p)	245
5,530	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/10	5,909
3,450	New York State Dormitory Authority, Pratt Institute, Rev., RADIAN, 6.25%, 07/01/09	3,712
	New York State Dormitory Authority, School Districts Financing Program,
775	Series E, Rev., MBIA, 5.00%, 10/01/12	835
1,090	Series F, Rev., MBIA, 6.50%, 10/01/20	1,282
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., 5.38%, 04/01/12	1,638
1,235	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/11	1,311
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., MBIA, 5.30%, 07/01/09	636
340	New York State Dormitory Authority, State Service Contract, Albany County, Rev., 5.50%, 04/01/08 (m)	348
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., FSA, 5.75%, 05/15/17	2,142
	New York State Dormitory Authority, State University Dormitory Facilities,
205	Rev., 5.00%, 07/01/12 (p)	220
1,230	Series A, Rev., FGIC, 5.00%, 07/01/13	1,332
2,730	Series B, Rev., MBIA, 5.00%, 07/01/15	2,993
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., MBIA, 6.00%, 05/15/10	2,445
6,725	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	7,404
5,000	Series A, Rev., MBIA-IBC, 5.25%, 05/15/15	5,556
4,800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	5,102
1,050	Series A, Rev., MBIA-IBC-BNY, 5.25%, 05/15/21	1,198
415	Series I, Rev., 5.13%, 05/15/08 (p)	429
1,210	New York State Dormitory Authority, Unrefunded Balance, Series C, Rev., 7.38%, 05/15/10	1,283
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,740
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,114
5,315	Series E, Rev., MBIA, 6.00%, 06/15/12	5,965
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,229
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,568
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.20%, 05/15/14	460
460	Series NYC-02, Rev., 5.75%, 06/15/11	503
700	Series NYC-02, Rev., 5.75%, 06/15/12	778
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.38%, 06/15/12	2,178
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution,
2,205	Series I, Rev., 5.00%, 06/15/13	2,394
3,125	Series I, Rev., 5.00%, 06/15/13	3,386
460	New York State Environmental Facilities Corp., State Water Revolving Fund, Series B, Rev., 5.70%, 07/15/09 (p)	490
4,650	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance, Series B, Rev., 5.70%, 07/15/09	4,935
	New York State Environmental Facilities Corp., Unrefunded Balance,
4,425	Series B, Rev., 5.63%, 07/15/09	4,689
4,490	Series B, Rev., 5.70%, 07/15/09	4,766
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds,
420	Series B, Rev., 5.63%, 07/15/09 (p)	446
450	Series B, Rev., 5.70%, 07/15/09 (p)	479
440	New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home, Insured Mortgage, Series C, Rev., FHA, 5.75%, 01/08/07 (p)	450
865	New York State Thruway Authority, Highway & Bridge Trust Fund, Series B-1, Rev., FGIC, 5.60%, 04/01/10 (p)	930
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., AMBAC, 5.00%, 04/01/16	2,724
1,000	Series A, Rev., MBIA, 5.00%, 04/01/15	1,083
2,875	Series B, Rev., FGIC, 5.00%, 10/01/15	3,160
5,000	New York State Thruway Authority, Secondary Highway & Bridge Trust Fund, Series B, Rev., FGIC, 5.00%, 10/01/15	5,481
	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Service Contract,
3,765	Rev., 6.00%, 04/01/07 (p)	3,871
585	Rev., MBIA, 5.50%, 04/01/10	622
2,550	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Unrefunded Balance, Rev., 6.00%, 04/01/07	2,621
	New York State Urban Development Corp.,
105	Series A, Rev., 5.50%, 01/01/11 (p)	113
1,345	Series A, Rev., 5.50%, 01/01/17	1,438
260	New York State Urban Development Corp., Correctional & Youth Facilities Services, Series A, Rev., 4.00%, 01/01/28	262

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	New York State Urban Development Corp., Correctional Capital Facilities,
350	Series A, Rev., 4.00%, 01/01/07 (p)	358
3,045	Series A, Rev., FSA, 5.25%, 01/01/14	3,298
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.50%, 01/01/14	2,182
	New York State Urban Development Corp., Correctional Facilities Service Contract,
145	Series A, Rev., 5.00%, 01/01/08 (p)	150
115	Series A, Rev., FSA-CR, 5.00%, 01/01/08 (p)	119
310	Series B, Rev., AMBAC, 4.75%, 01/01/09 (p)	321
110	Series B, Rev., FSA-CR, 5.00%, 01/01/09 (p)	114
145	Series C, Rev., AMBAC, 6.00%, 01/01/09 (p)	154
100	Series D, Rev., FSA, 5.25%, 01/01/11 (p)	107
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,500	Series A, Rev., 5.38%, 03/15/12 (p)	3,815
2,000	Series A, Rev., 5.38%, 03/15/12 (p)	2,180
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.60%, 04/01/15	1,113
375	Rev., 5.75%, 04/01/11	406
5,450	Rev., MBIA-IBC, 5.75%, 04/01/11	5,932
1,500	New York State Urban Development Corp., State Personal Income Tax, State Facilities, Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,747
	New York State Urban Development Corp., Youth Facilities Services Contract,
115	Series A, Rev., 5.00%, 04/01/08 (p)	118
45	Series B, Rev., 5.88%, 04/01/10 (p)	49
440	Niagara County, Public Improvement, GO, MBIA, 5.75%, 07/15/14	506
1,940	Niagara Falls Bridge Commission, Tolls, Series B, Rev., FGIC, 5.25%, 10/01/15	2,100
545	Ogdensburg Enlarged City School District, GO, MBIA, 4.50%, 06/15/11	567
1,010	Oneida County, GO, FGIC, 5.50%, 03/15/11	1,089
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.50%, 04/01/11	1,071
	Onondaga County,
4,630	GO, 5.25%, 05/15/11	4,988
1,175	Series A, GO, 5.00%, 05/01/11	1,250
3,050	Series A, GO, 5.00%, 05/01/12	3,280
1,565	Onondaga County, Unrefunded Balance, Series A, GO, 5.25%, 05/15/11	1,686
4,395	Port Authority of New York & New Jersey, 120th Series, Rev., MBIA, 5.75%, 10/15/07	4,475
775	Red Creek Central School District, GO, FSA, 5.50%, 06/15/12	857
	Rondout Valley Central School District,
195	GO, FSA, 5.13%, 03/01/10	207
1795	GO, FSA, 5.25%, 03/01/10	1,907
	Scotia Glenville Central School District,
1,050	GO, FGIC, 5.40%, 06/15/09	1,109
2,075	GO, FGIC, 5.50%, 06/15/09	2,196
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.50%, 07/15/11	298
	State of New York,
123	2.60%, 01/01/07 (i)	123
3,000	GO, 6.00%, 03/01/07	3,018
7,400	Series A, GO, 6.00%, 07/15/08	7,687
3,000	Series C, GO, 5.00%, 04/15/15	3,276
500	Stillwater Central School District, GO, MBIA, 5.20%, 06/15/09	521
2,350	Suffolk County Industrial Development Agency, Rev., FGIC, 6.00%, 02/01/08	2,416
	Suffolk County, Public Improvement,
1,870	Series C, GO, MBIA, 5.00%, 07/15/11	1,993
2,765	Series C, GO, MBIA, 5.25%, 07/15/12	3,000
1,250	Suffolk County Judicial Facilities Agency, Rev., AMBAC, 5.50%, 04/15/09	1,306
3,225	Suffolk County, Southwest Sewer District, GO, MBIA, 6.00%, 02/01/08	3,318
1,000	Town of Brookhaven, Public Improvement, GO, AMBAC, 5.30%, 11/15/10	1,074
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.75%, 01/01/16 (p)	108
7,495	Series SR, Rev., 5.50%, 01/01/12 (p)	7,902
5,150	Series Q, Rev., 6.75%, 01/01/09 (p)	5,345
3,595	Series X, Rev., GO OF AUTH, 6.63%, 01/01/12 (p)	4,064
7,125	Series Y, Rev., 6.00%, 01/01/12 (p)	7,720
1,860	TSASC, Inc., Series 1, Rev., 4.75%, 06/01/16	1,905
565	Warwick Valley Central School District, GO, FSA, 5.50%, 01/15/10	604
3,210	Watertown City School District, GO, FSA, 5.63%, 06/15/09	3,406
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.20%, 11/01/10	3,024
8,115	Sub Series B, Rev., 5.25%, 11/01/10	8,573
1,700	Westchester County IDA, Civic Facilities, Children’s Village Project, Series A, Rev., 5.30%, 03/15/09	1,775
2,820	Windsor Central School District, GO, FGIC, 5.50%, 06/15/09	2,984

		569,328

	Ohio — 0.2%
1,500	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 4.30%, 03/01/16	1,507

	Puerto Rico — 4.1%
4,000	Commonwealth of Puerto Rico, GO, MBIA, 5.75%, 07/01/11	4,385
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, FSA-CR, 5.50%, 07/01/12	1,234
4,000	GO, MBIA, 5.75%, 07/01/10	4,297
	Puerto Rico Electric Power Authority,
535	Rev., MBIA, 5.00%, 07/01/20	602
210	Series A, GO, 5.50%, 07/01/18	239
5,000	Series AA, Rev., MBIA, 5.50%, 07/01/09	5,251
210	Series JJ, Rev., MBIA, 5.25%, 07/01/15	236
475	Series KK, Rev., FSA, 5.25%, 07/01/13	523
	Puerto Rico Highway & Transportation Authority,
685	Series AA, Rev., FGIC, 5.50%, 07/01/16	788
3,000	Series AA, Rev., MBIA, FSA, 5.50%, 07/01/18	3,487
1,050	Series X, Rev., MBIA-IBC, 5.50%, 07/01/15	1,197
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,339
1,400	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 6.00%, 08/01/09 (p)	1,503
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Series C, Rev., 5.50%, 07/01/12	1,594

		26,675

	Texas — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,157

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,130

		3,287

	Virgin Islands — 0.7%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.38%, 10/01/10	4,397

	Wisconsin — 0.6%
	State of Wisconsin,
2,500	Series 1, GO, MBIA, 5.00%, 05/01/15	2,734
1,250	Rev., 4.78%, 05/01/29 (i)	1,258

		3,992

	Total Investments — 98.1% (Cost $605,988)	632,061
	Other Assets In Excess of Liabilities — 1.9%	12,569

	NET ASSETS — 100.0%	$644,630

Percentages indicated are based on net assets.

Abbreviations:

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Payer
AUTH	Authority
BNY	Bank of New York
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
TCRS	Transferable Custodial Receipts
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.
XLCA	XL Capital Assurance

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,395
Aggregate gross unrealized depreciation	(322)

Net unrealized appreciation/depreciation	$26,073

Federal income tax cost of investments	$605,988

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Asset Backed Securities — 1.4%
130,000	Cheyne High Grade ABS CDO Ltd. (Cayman Islands), Series 2004-1A, Class AM2, FRN, 5.38%, 02/10/07 (e) (i)	130,000
	Newcastle CDO Ltd. (Cayman Islands),
140,000	Series 3A, Class 1MM, FRN, 5.35%, 12/24/06 (e) (i)	140,000
10,000	Series 3A, Class 1MMH, FRN, 5.35%, 12/24/06 (e) (i)	10,000
200,000	Pyxis Master Trust, FRN, 5.33%, 12/20/06 (e) (i)	200,000
	Steers Delaware Business Trust,
330,000	Series 2006-1, FRN, 5.32%, 01/05/07 (e) (i)	330,000
332,000	Series 2006-1, FRN, 5.33%, 12/27/06 (e) (i)	332,000
45,344	TIAA Retail Commercial Trust, Series 2003-1A, Class A1MM, FRN, 5.35%, 12/28/06 (e) (i)	45,343
97,055	Wachovia Asset Securitization, Inc., Series 2005-HM1A, Class AMM, FRN, 5.31%, 12/25/06 (e) (i)	97,055

	Total Asset Backed Securities (Cost $1,284,398)	1,284,398

	Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
105,000	Arkle Master Issuer plc (United Kingdom), Series 2006-1A, Class 1A, FRN, 5.32%, 12/17/06 (e)	105,000
75,000	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 1A, FRN, 5.32%, 01/15/07 (e)	75,000

	Total Collateralized Mortgage Obligations (Cost $180,000)	180,000

	Corporate Bonds — 21.7%
	Capital Markets — 2.9%
385,000	Goldman Sachs Group, Inc., FRN, 5.34%, 02/26/07 (e) (i)	385,000
250,000	Lehman Brothers Holdings, Inc., FRN, 5.38%, 12/22/06	250,000
	Links Finance LLC,
100,000	FRN, 5.31%, 01/25/07 (e)	99,997
100,000	FRN, 5.32%, 01/18/07 (e)	100,000
100,000	FRN, 5.32%, 01/22/07 (e)	100,000
50,000	FRN, 5.32%, 01/25/07 (e)	49,997
65,000	FRN, 5.33%, 02/01/07 (e)	64,997
345,000	Merrill Lynch & Co., Inc., FRN, 5.38%, 01/04/07	345,000
	Morgan Stanley Asset Funding, Inc.
1,200,000	FRN, 5.45%, 02/20/07 (i)	1,200,000

		2,594,991

	Commercial Banks — 10.2%
130,000	ANZ National International Ltd., FRN, 5.30%, 01/08/07 (e) (m)	130,000
100,000	Australia & New Zealand Banking Group Ltd., FRN, 5.32%, 12/27/06 (e)	100,000
	Bank of America, N.A.,
715,000	FRN, 5.32%, 12/18/06	715,000
200,000	FRN, 5.32%, 12/26/06	200,000
825,000	FRN, 5.33%, 12/26/06	825,000
150,000	FRN, 5.36%, 12/06/06	150,000
200,000	Barclays Bank plc (United Kingdom), FRN, 5.27%, 12/27/06	199,995
600,000	Bayerische Landesbank Hessen (Germany), FRN, 5.37%, 12/27/06	600,000
225,000	BNP Paribas (France), FRN, 5.31%, 12/26/06 (e)	225,000
255,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain), FRN, 5.37%, 01/19/07	255,000
139,000	Calyon New York, FRN, 5.34%, 02/12/07	138,992
315,000	Credit Agricole S.A., FRN, 5.34%, 01/23/07 (e)	315,000
450,000	Dexia Credit Local, FRN, 5.31%, 12/28/06	449,927
200,000	Fifth Third Bancorp., FRN, 5.30%, 12/27/06 (e)	200,000
	HBOS Treasury Services plc (United Kingdom),
150,000	FRN, 5.29%, 01/07/07 (e)	150,000
570,000	FRN, 5.37%, 01/02/07 (e)	570,000
805,000	FRN, 5.45%, 02/20/07 (e)	805,000
300,000	FRN, 5.46%, 12/27/06 (e)	300,000
125,000	HSBC Bank USA, N.A., FRN, 5.41%, 12/14/06	125,003
	Natexis Banques Populaires,
500,000	FRN, 5.34%, 12/06/06	499,905
550,000	FRN, 5.37%, 12/06/06	550,000
250,000	Royal Bank of Scotland plc (United Kingdom), 5.31%, FRN, 12/21/06 (e)	250,000
284,740	Santander US Debt S.A. Unipersonal, FRN, 5.40%, 12/21/06 (e)	284,823
	Societe Generale (France),
85,000	FRN, 5.27%, 12/21/06	84,981

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

85,000	FRN, 5.31%, 01/02/07 (e)	85,000
	Wells Fargo & Co.,
271,000	FRN, 5.31%, 01/03/07	271,000
175,000	FRN, 5.37%, 01/02/07	175,000
160,000	Western Pacific Banking Corp., FRN, 5.43%, 12/11/06	160,000
	Westpac Banking Corp. (Australia),
196,000	FRN, 5.29%, 01/06/07 (e)	196,000
150,000	FRN, 5.43%, 02/26/07 (e)	150,069

		9,160,695

	Consumer Finance — 0.1%
80,000	Toyota Motor Credit Corp., FRN, 5.30%, 12/05/06	80,000

	Diversified Financial Services — 8.5%
50,000	Allstate Life Global Funding Trusts, FRN, 5.30%, 01/04/07	50,000
	Beta Finance, Inc.,
155,000	FRN, 5.27%, 12/15/06 (e)	154,990
273,000	FRN, 5.31%, 02/26/07 (e)	272,987
105,000	FRN, 5.31%, 02/28/07 (e)	104,995
485,000	FRN, 5.32%, 01/22/07 (e)	484,973
	CC USA, Inc.,
91,500	5.41%, 09/04/07 (e)	91,493
125,000	FRN, 5.31%, 01/11/07 (e)	124,989
64,000	FRN, 5.31%, 02/23/07 (e)	63,997
200,000	FRN, 5.33%, 01/29/07 (e)	199,993
111,500	Citigroup, Inc., FRN, 5.44%, 01/12/07	111,515
	Dorada Finance, Inc.,
250,000	FRN, 5.32%, 01/22/07 (e)	249,984
240,000	FRN, 5.32%, 01/25/07 (e)	239,985
	General Electric Capital Corp.,
220,000	FRN, 5.28%, 12/27/06	220,000
150,000	FRN, 5.33%, 12/29/06	150,000
350,000	FRN, 5.34%, 12/27/06	350,000
868,000	FRN, 5.45%, 12/18/06	868,000
	K2 (USA) LLC,
36,300	FRN, 5.28%, 12/15/06 (e)	36,296
300,000	FRN, 5.32%, 12/22/06 (e)	299,988
200,000	FRN, 5.32%, 01/22/07 (e)	199,987
106,000	FRN, 5.33%, 12/11/06 (e)	105,996
225,000	FRN, 5.33%, 01/08/07 (e)	224,980
90,000	FRN, 5.33%, 02/06/07 (e)	89,994
150,000	FRN, 5.33%, 02/15/07 (e)	149,989
40,000	FRN, 5.38%, 01/25/07 (e)	40,004
263,000	Money Market Trust, FRN, 5.40%, 12/15/06 (e) (i)	263,000
120,000	Premium Asset Trust, FRN, 5.47%, 01/02/07 (e) (i)	120,000
	Restructured Asset Securities with Enhanced Returns (RACERS),
364,500	FRN, 5.52%, 12/18/06 (e) (i)	364,500
200,000	FRN, 5.52%, 01/03/07 (e) (i)	200,000
185,000	FRN, 5.52%, 01/08/07 (e) (i)	185,000
	Sigma Finance, Inc.,
200,000	FRN, 5.31%, 12/11/06 (e)	199,992
40,000	FRN, 5.32%, 12/05/06 (e)	40,000
150,000	FRN, 5.32%, 12/11/06 (e)	149,996
87,000	FRN, 5.32%, 12/18/06 (e)	87,000
300,000	FRN, 5.32%, 01/11/07 (e)	299,982
150,000	FRN, 5.34%, 01/18/07 (e)	150,008
50,000	Structured Asset Repackaged Trust, FRN, 5.40%, 12/15/06 (e) (i)	50,000
	Tango Finance Corp.,
139,000	FRN, 5.28%, 12/15/06 (e)	138,991
177,000	FRN, 5.28%, 01/16/07 (e)	176,998
33,000	FRN, 5.32%, 02/15/07 (e)	32,997
35,000	FRN, 5.33%, 01/09/07 (e)	34,999
60,000	FRN, 5.33%, 02/15/07 (e)	60,000
155,000	Union Hamilton Special Funding LLC, FRN, 5.36%, 12/28/06 (e) (i)	155,000

		7,593,598

	Total Corporate Bonds (Cost $19,429,284)	19,429,284

	Funding Agreements — 0.7%
	Insurance — 0.7%
200,000	Metropolitan Life Insurance Co., 5.44%, 12/15/06 (e) (i)	200,000
	New York Life Insurance Co.,
200,000	5.40%, 01/27/07 (e) (i)	200,000
200,000	5.43%, 12/01/06 (e) (i)	200,000

	Total Funding Agreements (Cost $600,000)	600,000

	Municipal Bond — 0.1%
60,000	New York City, Taxable,
	Sub Series A-10, GO, FSA, 5.26%, 12/04/06 (Cost $60,000)	60,000

	Certificates of Deposit — 30.0%
400,000	Allied Irish Banks plc, 5.37%, 03/08/07	400,000

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	American Express Bank,
80,000	5.57%, 01/09/07	80,000
165,000	5.57%, 01/11/07	165,000
150,000	5.57%, 01/16/07	150,000
494,000	Banco Bilbao Vizcaya, 5.33%, 03/12/07	494,000
293,000	Bank of Ireland, 5.32%, 03/29/07	293,000
	Barclays Bank plc (United Kingdom),
456,500	4.80%, 12/05/06	456,500
700,000	5.26%, 12/22/06	699,993
36,000	5.32%, 01/19/07	36,000
315,000	5.32%, 02/08/07	315,000
234,000	5.40%, 09/20/07	234,000
435,500	5.53%, 06/18/07	435,500
251,000	FRN, 5.27%, 01/04/07	250,983
	BNP Paribas (France),
302,200	4.77%, 01/24/07	302,200
345,000	5.32%, 05/21/07	345,000
35,000	5.33%, 03/12/07	35,000
250,000	5.33%, 05/10/07	250,000
274,000	5.41%, 02/28/07	274,000
1,100,000	FRN, 5.34%, 12/26/06	1,109,820
	Calyon N.A. Co.,
179,000	4.78%, 01/24/07	179,000
100,000	5.00%, 02/12/07	99,896
457,000	5.26%, 04/05/07	457,000
100,000	5.32%, 02/09/07	100,000
221,000	5.34%, 02/23/07	221,000
525,000	Canadian Imperial Bank of Commerce 5.40%, 12/15/06	525,000
	Citibank N.A,
420,000	5.32%, 02/20/07	420,000
412,600	5.32%, 02/28/07	412,600
472,000	5.33%, 12/21/06	472,000
36,170	Citizens Bank, 5.33%, 01/31/07	36,170
	Credit Agricole S.A.,
90,000	4.84%, 01/30/07	89,979
80,000	4.90%, 02/05/07	79,910
340,000	4.94%, 02/07/07	340,000
433,000	5.09%, 03/01/07	433,000
	Credit Industriel et Commercial,
200,000	5.32%, 05/08/07	200,000
500,000	5.35%, 03/13/07	500,007
590,000	5.36%, 05/01/07	590,000
231,000	5.38%, 04/30/07	231,003
50,000	5.39%, 04/26/07	50,000
434,000	5.57%, 01/24/07	434,000
	Deutsche Bank AG,
48,300	4.97%, 02/07/07	48,300
285,500	5.42%, 08/31/07	285,500
185,590	ForeningsSparbanken AB, 5.42%, 08/31/07	185,590
	HBOS Treasury Services plc (United Kingdom),
800,000	5.30%, 03/01/07	800,000
200,000	5.33%, 02/01/07	200,000
500,000	5.37%, 04/26/07	500,000
475,000	5.41%, 09/20/07	475,000
	HSBC Securities (USA), Inc.,
180,000	5.32%, 02/09/07	180,000
80,000	5.36%, 12/13/06	80,000
100,000	Mitsubishi UFJ Trust & Banking Corp., 5.33%, 02/22/07	100,000
	Mizuho Corporate Bank,
350,000	5.32%, 03/01/07	350,000
180,000	5.33%, 02/23/07	180,000
293,000	5.33%, 02/28/07	293,000
130,000	5.35%, 12/08/06	130,000
477,000	5.36%, 12/05/06	477,000
280,000	5.37%, 12/01/06	280,000
340,000	Landesbank Baden-Wuerttemberg (Germany), 5.56%, 01/17/07	340,002
250,000	Landesbank Hessen (Germany),
	5.33%, 02/12/07	249,996
459,000	Natexis Banques Populaires U.S. Finance Co., 5.30%, 01/24/07	459,000
440,000	Nationwide Building Society 5.31%, 01/29/07	440,000
	Nordea Bank Finland plc (Finland),
50,000	5.34%, 12/20/06	50,000
500,000	5.37%, 12/13/06	500,000
28,800	5.40%, 09/20/07	28,800
25,000	5.59%, 06/20/07	25,000
	Norinchukin Bank Ltd.,
195,000	5.35%, 12/22/06	195,000
285,500	5.35%, 12/29/06	285,500
140,000	5.35%, 02/16/07	140,000
333,100	5.35%, 02/28/07	333,100

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Royal Bank of Canada,
140,000	FRN, 5.30%, 10/02/07	139,974
400,000	FRN, 5.32%, 12/22/06	399,996
75,000	Skandinaviska Enskilda Banken AB, 5.43%, 02/20/07	75,008
	Societe Generale,
460,000	5.32%, 02/06/07	460,000
125,000	5.32%, 03/12/07	125,000
250,000	5.32%, 04/10/07	250,000
400,000	5.34%, 02/23/07	400,000
757,000	5.50%, 02/07/07	757,000
104,000	FRN, 5.26%, 12/20/06	103,980
	Svenska Handelsbanken AB,
100,000	4.96%, 02/07/07	99,895
655,000	5.32%, 12/22/06	655,000
220,000	FRN, 5.25%, 01/05/07	219,992
373,000	Toronto Dominion Bank, 5.32%, 03/22/07	373,000
	UniCredito Italiano S.p.A.,
700,000	5.32%, 05/29/07	700,000
100,000	5.35%, 12/11/06	100,000
100,000	5.35%, 12/20/06	100,000
460,300	5.37%, 03/07/07	460,300
70,000	5.37%, 03/26/07	70,011
478,000	5.38%, 03/05/07	478,000
295,000	5.40%, 03/20/07	295,000
785,000	Wells Fargo Bank N.A., FRN, 5.30%, 12/11/06	785,000

	Total Certificates of Deposit (Cost $26,854,505)	26,854,505

	Commercial Paper — 21.5% (n)
200,053	Aegis Finance, 5.34%, 01/24/07 (m)	198,471
49,416	Ajax Bambino Funding, Inc., 5.36%, 12/14/06 (i)	49,322
	Alliance & Leicester plc,
190,500	5.32%, 03/21/07	187,456
80,000	5.35%, 12/11/06	79,884
	Amstel Funding Corp.,
28,406	5.33%, 01/18/07	28,207
457,554	5.33%, 02/01/07	453,409
61,896	5.34%, 12/15/06	61,769
200,000	ANZ National International Ltd., 5.49%, 12/18/06 (m)	199,496
56,873	Aquinas Funding LLC, 5.55%, 01/22/07	56,429
183,283	ASAP Funding Ltd., 5.32%, 12/07/06	183,122
189,000	ASB Finance, 5.33%, 02/28/07 (m)	184,722
	Atlantis One Funding Corp.,
254,065	5.31%, 03/26/07	249,869
260,000	5.33%, 02/20/07	256,926
259,990	5.36%, 03/01/07	256,589
360,000	Bank of America Corp., 5.30%, 05/01/07	352,205
287,275	Bank of Ireland (Ireland), 5.32%, 04/30/07	281,051
230,000	Banque et Caisse d’Epargne de l’Etat, 5.38%, 02/26/07	227,090
128,350	Barclays U.S. Funding LLC, 5.32%, 02/20/07	126,834
160,000	Bear Stearns & Co., 5.37%, 12/19/09	160,000
77,000	Beta Finance, Inc., 5.31%, 04/10/07	75,562
89,000	BNP Paribas, 5.40%, 02/28/07	87,842
	Caisse Nationale des Caisses d’Epargne et de Prevoyance
186,000	5.31%, 01/30/07	184,385
150,000	5.40%, 02/26/07	148,093
200,000	5.41%, 03/06/07	197,224
50,000	Cantabric Finance LLC, 5.37%, 04/30/07	48,910
183,200	Charta Corp., 5.31%, 02/05/07	181,448
47,000	CIT Group, Inc., 5.34%, 05/04/07 (e)	45,953
	Concord Minutemen Capital Co. LLC,
115,000	5.34%, 04/12/07	112,807
128,000	5.34%, 05/15/07	124,950
37,758	5.35%, 04/13/07	37,031
70,000	5.37%, 12/26/06	69,998
256,612	5.37%, 03/16/07 (e)	252,698
179,846	5.39%, 03/02/07	177,459
100,000	CRC Funding LLC, 5.32%, 12/21/06 (e)	99,708
	Crown Point Capital Co. LLC,
455,934	5.32%, 01/19/07 (e)	452,688

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

140,000	5.43%, 12/08/06	139,993
80,000	Curzon Funding Ltd., 5.29%, 04/19/07	78,405
	Dakota Notes (Citibank Credit Card Issuance Trust),
174,000	5.32%, 12/08/06	173,822
75,000	5.32%, 01/25/07	74,397
220,000	5.34%, 02/15/07	217,557
442,000	Danske Corp., 5.30%, 03/01/07	436,221
418,000	Dexia Delaware LLC, 5.32%, 12/22/06	416,720
	DnB NOR Bank ASA,
250,000	5.30%, 01/26/07	247,974
90,000	5.31%, 01/29/07	89,231
90,000	5.32%, 03/14/07	88,661
	DZ Bank AG,
130,000	5.30%, 01/26/07 (e)	128,946
300,000	5.32%, 03/01/07 (e)	296,062
100,000	Ebbets plc, 5.30%, 12/15/06	99,795
81,000	Edison Asset Securities LLC, 5.36%, 12/11/06 (e)	80,882
	Emerald Notes Program,
100,250	5.31%, 12/19/06	99,986
183,498	5.31%, 12/20/06 (e)	182,988
103,000	5.32%, 12/14/06 (e)	102,804
95,225	5.33%, 12/21/06	94,947
118,000	5.33%, 01/18/07	117,171
100,000	Eureka Securitization, Inc., 5.34%, 12/14/06	99,810
120,000	FCAR Owner Trust, 5.30%, 12/19/09	119,684
	Five Finance Corp.,
22,000	5.33%, 01/24/07	21,827
45,000	5.34%, 02/20/07	44,468
100,000	Galleon Capital LLC, 5.34%, 12/18/06	99,751
40,000	Gemini Securities Corp., 5.34%, 12/15/06	39,918
	General Electric Capital Corp.,
352,800	5.31%, 03/20/07	347,224
150,000	5.31%, 03/21/07	147,608
234,000	5.32%, 03/08/07	230,702
400,000	5.36%, 12/11/06	399,420
	Govco, Inc.,
130,000	5.32%, 02/26/07 (e)	128,351
50,000	5.34%, 12/13/06 (e)	49,912
	Grampian Funding LLC,
423,000	5.32%, 03/28/07 (e)	415,879
240,000	5.32%, 05/21/07 (e)	234,095
330,000	5.34%, 05/18/07 (e)	321,992
140,000	5.37%, 12/08/06 (e)	139,857
122,150	5.37%, 03/20/07 (e)	120,216
100,000	Greenwich Capital Holdings, 5.30%, 12/14/06	99,811
75,000	HBOS Treasury Services plc, 5.32%, 02/13/07	74,195
	Irish Life & Permanent plc
28,000	5.35%, 02/23/07 (e)	27,657
100,000	5.37%, 12/12/06	99,840
	KBC Financial Products International, Ltd.,
87,234	5.31%, 03/26/07 (e)	98,347
100,000	5.35%, 12/05/06	87,183
43,900	Lake Constance Funding LLC, 5.34%, 12/13/06	43,823
99,190	Leafs LLC, 5.39%, 12/20/06	99,190
35,600	Lehman Brothers, Inc., 5.36%, 04/25/07	34,851
	Lexington Parker Capital Corp.,
65,354	5.32%, 04/12/07	64,106
256,612	5.37%, 03/16/07 (e)	252,698
	Liberty Street Funding Corp.,
91,334	5.31%, 12/01/06	91,334
53,500	5.34%, 12/15/06	53,390
	Macquarie Bank Ltd.,
135,600	5.33%, 02/09/07	134,213
50,000	5.35%, 12/08/06	49,949
110,000	5.35%, 12/15/06	109,774
100,000	5.35%, 02/15/07	98,885
45,985	Mane Funding Corp., 5.33%, 02/09/07	45,515
50,000	Morgan Stanley & Co., Inc., 5.45, 12/01/06	50,000
175,000	Natexis Banques Populaires U.S. Finance Co., 5.30%, 04/02/07	171,910
55,000	Newport Funding Corp., 5.34%, 12/20/06	54,847
	Park Granada LLC,

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

30,000	5.29%, 12/12/06	29,952
215,000	5.31%, 12/15/06 (e)	214,559
110,000	5.32%, 04/30/07	107,626
68,000	Picaros Funding LLC, 5.35%, 12/11/06	67,900
40,000	Prudential plc, 5.31%, 02/06/07	39,612
	Raiffeisen Zentralbank Oesterreich AG,
95,700	5.34%, 12/05/06	95,644
121,000	5.34%, 12/12/06	120,805
50,000	Saint Germain Holding, 5.34%, 12/14/06	49,905
265,600	San Paolo IMI US Financial Co., 5.30%, 03/27/07	261,182
500,000	Santander Central Hispano Financial Services Ltd. 5.35%, 12/12/06	499,204
	Scaldis Capital LLC,
298,766	5.30%, 12/15/06 (e)	298,154
190,000	5.32%, 04/25/07 (e)	186,013
26,907	5.33%, 02/12/07 (e)	26,620
30,350	5.34%, 12/14/06 (e)	30,292
	Sedna Finance, Inc.,
78,500	5.33%, 02/09/07	77,697
44,000	5.33%, 02/23/07	43,460
180,000	5.34%, 12/08/06	179,817
	Sigma Finance, Inc.,
100,000	5.32%, 02/05/07 (e)	99,042
75,000	5.33%, 01/24/07 (e)	74,412
45,000	5.39%, 02/28/07 (e)	44,416
100,000	Silver Tower U.S. Funding LLC, 5.34%, 12/14/06	99,810
	Simba Funding,
87,166	5.32%, 02/16/07	86,187
52,523	5.32%, 02/21/07	51,895
237,500	Societe Generale, 5.30%, 04/27/07	232,491
	Solitaire Funding LLC,
148,566	5.33%, 02/20/07	146,808
445,000	5.34%, 02/21/07 (e)	439,684
200,000	5.34%, 02/22/07 (e)	197,579
250,000	Spintab AB, 5.33%, 02/13/07	247,312
200,000	Stadshypotek Delaware, Inc., 5.32%, 02/20/07	197,640
50,000	Swedish National Housing Finance, 5.31%, 04/17/07	49,014
	Thames Asset Global Securitization, Inc.,
71,900	5.34%, 12/07/06 (e)	71,837
51,557	5.35%, 02/26/07 (e)	50,903
275,000	Variable Funding Capital, 5.33%, 02/15/07	271,958
	Westpac Banking Corp.,
200,000	5.30%, 05/01/07 (e)	195,667
180,000	5.33%, 05/14/07	175,744
	Westpac Capital Corp.,
40,000	5.31%, 05/29/07	38,971
156,000	5.33%, 02/07/07	154,449
87,000	Westpac Trust Securities Ltd., 5.30%, 04/27/07	85,165

	Total Commercial Paper (Cost $19,197,827)	19,197,827

	U.S. Government Agency Securities — 0.0% (g)
37,993	Federal Home Loan Bank Discount Note, 5.18%, 12/22/06 (Cost $37,879)	37,879

	Repurchase Agreements — 19.9%
2,137,500	Bank of America N.A., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $2,137,815, collateralized by U.S. Government Agency Securities with a value of $2,160,250	2,137,500
200,000	Bank of America N.A., 5.35%, dated 11/30/06, due 12/01/06, repurchase price $200,030, collateralized by Corporate Bonds and Notes with a value of $206,000	200,000
200,000	Bank of America N.A., 5.36%, dated 11/30/06, due 12/01/06, repurchase price $200,030, collateralized by Corporate Bonds and Notes with a value of $206,000	200,000
1,000,000	Barclays Capital, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $1,000,148, collateralized by U.S. Government Agency Securities with a value of $1,020,022	1,000,000
200,000	Bear Stearns & Cos., Inc., 5.37%, dated 11/30/06, due 12/01/06, repurchase price $200,030, collateralized by U.S. Government Agency Securities with a value of $204,001	200,000
800,000	Citigroup, Inc., 5.36%, dated 11/30/06, due 12/01/06, repurchase price $800,119, collateralized by Collateralized Mortgage Obligations with a value of $824,000	800,000
1,500,000	Citigroup, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $1,500,221, collateralized by U.S. Government Agency Securities with a value of $1,532,173	1,500,000

JPMorgan Prime Money Market Fund

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,750,000	Citigroup, Inc., 5.36%, dated 11/30/06, due 12/01/06, repurchase price $1,750,261, collateralized by Collateralized Mortgage Obligations and Commercial Paper with a value of $1,802,500	1,750,000
500,000	Credit Suisse First Boston LLC, 5.31%, dated 11/30/06, due 12/01/06, repurchase price $500,074, collateralized by U.S. Government Agency Securities with a value of $510,003	500,000
1,013,286	Deutsche Bank Securities, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $1,013,435, collateralized by U.S. Government Agency Securities with a value of $1,033,552	1,013,286
1,700,000	Deutsche Bank Securities, Inc., 5.36%, dated 11/30/06, due 12/01/06, repurchase price $1,700,253, collateralized by U.S. Government Agency Securities with a value of $1,751,000	1,700,000
236,449	Goldman Sachs & Co., 5.30%, dated 11/30/06, due 12/01/06, repurchase price $236,484, collateralized by U.S. Government Agency Securities with a value of $241,615	236,449
200,000	Goldman Sachs & Co., 5.35%, dated 11/30/06, due 12/01/06, repurchase price $200,030, collateralized by Corporate Bonds and Notes with a value of $204,000	200,000
500,000	Goldman Sachs & Co., 5.36%, dated 11/30/06, due 12/01/06, repurchase price $500,074, collateralized by Collateralized Mortgage Obligations with a value of $515,000	500,000
1,000,000	Goldman Sachs & Co., 5.38%, dated 11/30/06, due 12/01/06, repurchase price $1,000,149, collateralized by Corporate Bonds and Notes with a value of $1,030,000	1,000,000
1,860,000	Merrill Lynch & Co., Inc., 5.35%, dated 11/30/06, due 12/01/06, repurchase price $1,860,276, collateralized by Corporate Bonds and Notes with a value of $1,915,817	1,860,000
3,000,000	UBS Warburg LLC, 5.31%, dated 11/30/06, due 12/01/06, repurchase price $3,000,443, collateralized by U.S. Government Agency Securities with a value of $3,060,002	3,000,000

	Total Repurchase Agreements (Cost $17,797,235)	17,797,235

	Time Deposits — 4.9%
250,000	Citigroup Global Markets Holdings, Inc., 5.38%, 08/27/07	250,000
500,000	Deutsche Bank AG, 5.38%, 12/01/06	500,000
141,440	Fortis Bank N.V., 5.30%, 12/01/06	141,440
	Lehman Brothers, Inc.,
105,000	5.37%, 02/02/07 (i)	105,000
200,000	5.41%, 02/20/07 (i)	200,000
476,000	5.46%, 03/01/07 (i)	476,000
260,000	Morgan Stanley & Co., Inc., 5.45%, 12/01/06 (i)	260,000
103,146	SunTrust Banks, Inc., 5.30%, 12/01/06	103,146
	UBS AG,
1,330,338	5.38%, 12/01/06	1,330,338
1,000,000	5.44%, 12/01/06	1,000,000

	Total Time Deposits (Cost $4,365,924)	4,365,924

	Total Investments — 100.4%
	(Cost $89,807,052) *	89,807,052
	Liabilities in Excess of Other Assets — (0.4)%	(367,556)

	Net Assets — 100.0%	$89,439,496

Percentages indicated are based on net assets.

ABBREVIATIONS:

* The cost of securities is substantially the same for federal income tax purposes.

(e) All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g) Amount rounds to less than 0.1%.

(i) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m) All or a portion of this security is segregated for current or potential holdings of when-issued securities, repurchase agreements. delayed delivery securities, and reverse repurchase agreements.

(n) The rate shown is the effective yield at the date of purchase.

FRN Floating Rate Note. The rate shown is the rate in effect as of November, 30 2006.

FSA Financial Security Assurance

GO General Obligation

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Mortgage-Backed Securities — 0.5%
	Federal Home Loan Mortgage Corp., Multi-Family VRD Certificates,
32,100	Series M002, Class A, FRN, 3.63%, 01/15/47	32,100
50,000	Series M010, Class A, FRN, 3.66%, 11/15/36	50,000

	Total Commercial Mortgage-Backed Securities (Cost $82,100)	82,100

	Municipal Commercial Paper — 6.6% (n)
	District of Columbia — 0.6%
	Metro Washington DC Airport Authority,
14,800	3.60%, 01/08/07	14,800
46,000	3.60%, 02/08/07	46,000

		60,800

	Washington DC National Academy,
15,500	3.57%, 01/08/07	15,500
16,000	3.60%, 02/12/07	16,000

		31,500

	Florida — 1.2%
25,000	Jacksonville Health Facilities Authority, 3.75%, 01/17/07	25,000
13,690	Miami-Dade County, Miami Aviation, 3.60%, 12/07/06	13,690
	Sunshine State Governmental Financing Commission,
11,040	3.51%, 12/01/06	11,040
29,905	3.55%, 12/06/06	29,905
40,000	3.55%, 01/05/07	40,000
55,450	3.56%, 01/05/07	55,450

		175,085

	Illinois — 0.2%
34,265	University of Chicago, 3.75%, 12/20/06	34,265

	Maryland — 0.3%
	Montgomery County,
14,480	3.60%, 01/16/07	14,480
25,000	3.60%, 02/06/07	25,000

		39,480

	Massachusetts — 0.0% (g)
4,400	Massachusetts Development Financing Authority, 3.60%, 02/15/07	4,400

	Michigan — 0.1%
16,235	University of Michigan, 3.50%, 12/01/06	16,235

	Mississippi — 0.1%
15,000	Mississippi Department of Transportation, 3.80%, 03/19/07	15,000

	New York — 0.1%
21,000	New York City Metropolitan Transportation Authority, 3.80%, 01/02/07	21,000

	North Carolina — 0.5%
6,351	City of Charlotte, 3.60%, 07/13/07	6,351
10,396	North Carolina Medical Care Commission, 3.55%, 12/06/06	10,396
	University of North Carolina,
15,500	3.60%, 02/08/07	15,500
20,000	3.60%, 05/03/07	20,000
16,335	Wake County North Carolina Industrial Facilities, 3.60%, 02/15/07	16,335

		68,582

	Texas — 1.8%
	City of Dallas, Texas Water & Sewer,
4,667	3.52%, 02/06/07	4,667
43,657	3.55%, 02/01/07	43,657
12,454	3.56%, 02/01/07	12,454
25,840	3.56%, 02/02/07	25,840
16,294	3.60%, 02/06/07	16,294
10,000	City of Garland, 3.60%, 01/08/07	10,000
	Harris County,
41,609	3.60%, 03/09/07	41,609
32,000	North Central Texas Health Facility Development Corp., 3.55%, 01/05/07	32,000
	Texas Municipal Power Agency,
25,000	3.50%, 12/06/06	25,000
22,500	3.60%, 12/05/06	22,500
32,970	3.62%, 01/18/07	32,970

		266,991

	Utah — 0.7%
101,600	Intermountain Power Agency, 3.50%, 02/01/07	101,600

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Washington — 0.3%
46,000	Metropolitan Washington Airports Authority, 3.60%, 03/06/07	46,000
5,900	University of Washington, 3.50%, 12/04/06	5,900

		51,900

	Wisconsin — 0.7%
	State of Wisconsin,
20,000	3.60%, 12/05/06	20,000
30,000	3.80%, 01/08/07	30,000
57,615	State of Wisconsin Transportation Authority, 3.50%, 02/08/07	57,615

		107,615

	Total Municipal Commercial Paper (Cost $994,453)	994,453

	Municipal Bonds — 91.1%
	Alabama — 0.8%
20,900	ABN AMRO Munitops Certificate Trust, Series 2002-21, Rev., VAR, MBIA, 3.52%, 12/14/06	20,900
5,000	Birmingham Airport Authority, Municipal Securities Trust Receipts, Series SGA-47, Rev., VAR, MBIA, 3.53%, 12/13/06 (e)	5,000
2,800	Birmingham Public Educational Building Authority, Rev., VAR, LOC: Wachovia Bank N.A., 3.49%, 12/14/06	2,800
15,000	DCH Health Care Authority, Alabama Healthcare Facilities, Rev., VAR, LOC: Regions Bank, 3.49%, 12/14/06	15,000
27,375	Health Care Authority for Baptist, Series A-2, Rev., VAR, MBIA, 3.46%, 12/13/06	27,375
7,950	Jefferson County, Sewer, Sub Series B-5, Rev., VAR, XLCA, 3.48%, 12/14/06	7,950
5,735	Jefferson County, Sewer, EAGLE, Series 2002-6016, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.53%, 12/14/06	5,735
1,800	Mobile County IDA, Exxon-Mobile Project Rev., VAR, 3.57%, 12/08/06	1,800
	Montgomery BMC Special Care Facilities Financing Authority, Hospital, VHA Alabama, Inc.,
5,800	Series C, Rev., VAR, AMBAC, 3.50%, 12/13/06	5,800
5,000	Series D, Rev., VAR, AMBAC, 3.50%, 12/13/06	5,000
4,300	Series E, Rev., VAR, AMBAC, 3.50%, 12/13/06	4,300
9,000	Series F, Rev., VAR, AMBAC, 3.50%, 12/13/06	9,000
4,000	Selma IDB, Specialty Minerals Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.55%, 12/14/06	4,000
5,320	Tuscaloosa County Board of Education, Special Tax, TAW, VAR, LOC: Regions Bank, 3.50%, 12/14/06	5,320

		119,980

	Alaska — 0.3%
	Alaska Housing Finance Corp., Floating Rate Trust Receipts,
8,625	Series K-14, Regulation D, Rev., VAR, MBIA, LIQ: Lehman Liquidity Co., 3.59%, 12/13/06	8,625
1,600	Series L-25, Regulation D, Rev., VAR, MBIA, 3.56%, 12/13/06	1,600
13,005	Alaska Housing Finance Corp., Merlots, Series D, Rev., VAR, MBIA, LIQ: Wachovia Bank N.A., 3.52%, 12/13/06	13,005
10,000	Alaska Housing Finance Corp., State Capital Project, Series C, Rev., VAR, MBIA, 3.48%, 12/14/06	10,000
14,400	City of North Slope Boro, Series A, GO, VAR, MBIA, 3.51%, 12/14/06	14,400
600	City of Valdez Marine Term Refunding Balance, Exxon Pipeline Co. Project, Series B, Rev., VAR, 3.57%, 12/08/06	600

		48,230

	Arizona — 1.5%
	Apache County IDA, IDR, Tucson Electric Power Co.,
4,200	Series 83-A, Rev., VAR, LOC: ABN AMRO Bank N.V., 3.52%, 12/13/06	4,200
51,500	Series 83-B, Rev., VAR, LOC: Bank of New York, 3.55%, 12/13/06	51,500
7,700	Series 1999-6, Rev., VAR, LOC: Credit Suisse First Boston, 3.52%, 12/13/06	7,700
16,160	Arizona Health Facilities Authority, Banner Health, Series C, Rev., VAR, FGIC, 3.50%, 12/13/06	16,160
	Arizona State University,
10,000	Series A, Rev., VAR, AMBAC, 3.48%, 12/13/06	10,000
5,000	Series B, Rev., VAR, AMBAC, 3.45%, 12/13/06	5,000
21,485	Downtown Phoenix Hotel Corp., Floating Rate Trust Receipts, Series P3U, Regulation D, Rev., VAR, FGIC, LIQ: Lehman Liquidity Co., 3.56%, 12/13/06	21,485
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.51%, 12/14/06	7,160
3,840	Maricopa County Public Finance Corp., Floating Rate Certificates, Series 511, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.52%, 12/14/06	3,840
19,240	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Series A, Rev., VAR, MBIA, 3.50%, 12/13/06	19,240
2,000	Phoenix IDA, Del Mar Terrace, Series A, Rev., VAR, 3.50%, 12/13/06	2,000
5,330	Phoenix IDA, Multi-Family Housing, CenterTree Apartments Project, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.56%, 12/14/06	5,330
	Pima County IDA, Tucson Electric Irvington,
21,600	Rev., VAR, LOC: Bank of New York, 3.55%, 12/13/06	21,600
21,600	Rev., VAR, LOC: Credit Suisse First Boston, 3.55%, 12/13/06	21,600
6,850	Salt River Project Agricultural Improvement & Power District, Electric Systems, Series 1430, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/14/06	6,850
	Scottsdale IDA, Scottsdale Healthcare,
10,475	Series C, Rev., VAR, FSA, LIQ: Citibank N.A., 3.46%, 12/13/06	10,475
14,525	Series E, Rev., VAR, FSA, LIQ: Citibank N.A., 3.46%, 12/13/06	14,525

		228,665

	Arkansas — 0.1%
3,830	City of Lowell, Rev., VAR, LOC: Bank of New York, 3.65%, 12/13/06	3,830

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

 Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,500	Columbia County Solid Waste Disposal, Albemarle Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.57%, 12/14/06	5,500

		9,330

	California — 2.0%
2,450	ABAG Financial Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VAR, LOC: Bank of America N.A., 3.42%, 12/14/06 (m)	2,450
2,000	Alvord Unified School District, Food Services Bridge Funding Program, COP, VAR, FSA, 3.30%, 12/17/06	2,000
18,600	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, AMBAC, 3.30%, 12/14/06	18,600
2,300	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VAR, LOC: Mellon Bank N.A., 3.43%, 12/13/06	2,300
	California Housing Finance Agency,
16,100	Series D, Rev., VAR, FSA, 3.50%, 12/13/06	16,100
1,670	Series MT-036, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 3.54%, 12/06/06	1,670
	California Housing Finance Agency, Home Mortgage,
440	Series F, Rev., VAR, 3.39%, 12/08/06	440
7,300	Series F, Rev., VAR, FSA, 3.39%, 12/13/06	7,300
1,125	California Housing Finance Agency, Multi-Family Housing, Series III-G, Rev., VAR, 3.56%, 12/13/06	1,125
6,000	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VAR, LOC: Union Bank of California N.A., 3.55%, 12/14/06	6,000
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.43%, 12/13/06	1,610
1,360	California Infrastructure & Economic Development Bank, IDR, Standard Abrasive Manufacturing Project, Series A, Rev., VAR, LOC: Mellon First Business Bank, 3.43%, 12/13/06	1,360
	California State Department of Water Resources, Power Supply,
10,570	Series C-7, Rev., VAR, FSA, 3.30%, 12/14/06	10,570
500	Series C-13, Rev., VAR, FSA, 3.31%, 12/14/06	500
40,000	Sub Series G-4, Rev., VAR, FSA, 3.36%, 12/14/06	40,000
12,000	Sub Series G-7, Rev., VAR, FSA, 3.30%, 12/14/06	12,000
4,400	California Statewide Communities Development Authority, Multi-Family Housing, Arbor Ridge Apartments, Series X, Rev., VAR, FNMA, LIQ: FNMA, 3.35%, 12/14/06	4,400
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., FNMA, VAR, LIQ: FNMA, 3.50%, 12/14/06	3,420
21,000	California State University, EAGLE, Series 7200-50014, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.49%, 12/14/06	21,000
1	City of Glendale, California Hospital, Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.52%, 12/03/06	1
8,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., FNMA, VAR, LIQ: FNMA, 3.50%, 12/14/06	8,800
2,200	Colton Redevelopment Agency, Multi-Family Housing, Series 1985-A, Rev., VAR, LOC: Coast Federal Bank, 3.48%, 12/05/06	2,200
	East Bay Municipal Utility District, Water System,
4,650	Sub Series 2, Rev., VAR, XLCA, 3.36%, 12/13/06	4,650
2,300	Sub Series B-2, Rev., VAR, XLCA, 3.30%, 12/13/06	2,300
	Eclipse Funding Trust, Solar Eclipse, Sacramento,
9,140	Series 2006-0079, COP, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.48%, 12/14/06	9,140
11,730	Series 2006-0099, Tax Allocation, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.48%, 12/14/06	11,730
3,950	Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VAR, FNMA COLL AGMT, 3.30%, 12/07/06	3,950
31,878	GS Pool Trust, Series 24-TP, Rev., VAR, LOC: Goldman Sachs, 3.58%, 12/14/06	31,878
4,100	Grant Joint Union High School District, Bridge Funding Program, COP, VAR, FSA, 3.30%, 12/14/06	4,100
6,360	Huntington Beach Union High School District, School Facilities Bridge Funding Program, COP, VAR, FSA, 3.30%, 12/14/06	6,360
	Los Angeles Department of Water & Power,
10,000	Series 2006-0036, Class A, Rev., VAR, AMBAC, LIQ: Bayerische LandesBank, 3.49%, 12/14/06	10,000
1,000	Sub Series B-4, Rev., VAR, 3.30%, 12/14/06	1,000
1,995	Los Angeles Unified School District, Series PA-1115, GO, VAR, FSA, 3.49%, 12/07/06	1,995
	Municipal Securities Trust Certificates,
3,715	Series 99-73, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.48%, 12/13/06 (e)	3,715
11,035	Series 271, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.55%, 12/13/06	11,035
1,600	Port of Oakland, Trust Receipts, Series 5, Class F, Rev., VAR, FGIC, 3.50%, 12/14/06	1,600
1,500	Riverside Country Asset Leasing Corp., Southwest Justice Center, Series B, Rev., VAR, MBIA, 3.31%, 12/13/06	1,500
1,200	Riverside Unified School District, School Facility Bridge Program, COP, VAR, FSA, 3.30%, 12/14/06	1,200
12,100	San Francisco City & County Airports Commission, Series 33-B, Rev., VAR, AMT, XLCA, 3.45%, 12/13/06	12,100
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VAR, FNMA, LIQ: FNMA, 3.41%, 12/14/06	1,800
3,560	Southern California Home Financing Authority, Single Family Housing, Series A, Rev., VAR, 3.41%, 12/03/06	3,560
1,100	Southern California Public Power Authority, Southern Transmission Project, Rev., VAR, AMBAC, LOC: Lloyds TSB Bank plc, 3.31%, 12/13/06	1,100
	State of California,
9,995	Series 391, GO, VAR, AMBAC-TCRS, LIQ: Morgan Stanley Dean Witter, 3.48%, 12/14/06	9,995
2,225	Series 594, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.49%, 12/02/06	2,225
4,160	West Contra Costa Unified School District, Series PT-1828, GO, FGIC, 3.49%, 12/03/20	4,160

		304,939

	Colorado — 2.5%
7,100	Arapahoe County, Multi-Family Housing, Highline Oaks Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	7,100

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

 Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

11,310	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VAR, LIQ: FHLMC, 3.50%, 12/14/06	11,310
2,470	City of Arvada, Colorado Water, Rev., VAR, FSA, 3.65%, 01/01/07	2,470
3,150	City of Colorado Springs, The Colorado College, Rev., VAR, 3.48%, 12/14/06	3,150
	City of Colorado Springs, Utilities,
690	Series PT-367, Rev., VAR, 3.53%, 12/06/06	690
1,000	Sub Lien, Series A, Rev., VAR, 3.47%, 12/14/06	1,000
6,930	City of Thornton, Series RR-II-R-1052, COP, VAR, AMBAC, LIQ: Citigroup Global Markets, 3.52%, 12/14/06	6,930
	Colorado Housing & Finance Authority,
19,590	Series A-2, Class 1, Rev., VAR, 3.53%, 12/13/06	19,590
30,000	Series A-3, Class 1, Rev., VAR, AMT, 3.58%, 12/13/06	30,000
4,880	Series AA-3, Class I, Rev., VAR, 3.53%, 12/13/06	4,880
25,000	Series B-5, Class 1, RAN, AMT, 3.85%, 06/01/07	25,000
2,650	Colorado Housing & Finance Authority, Multi-Family Project, Series A-4, Class I, Rev., VAR, 3.53%, 12/13/06	2,650
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Series I, Rev., VAR, FNMA COLL, 3.48%, 12/13/06	1,600
	Colorado Housing & Finance Authority, Single Family Mortgage,
17,200	Series B-2, Class I, Rev., VAR, FNMA COLL, AMT, 3.58%, 12/13/06	17,200
7,200	Series C-2, Class I, Rev., VAR, AMT, 3.58%, 12/13/06	7,200
	Colorado Student Obligation Bond Authority, Student Loans, Senior Lien,
1,000	Series A-2, Rev., VAR, AMBAC, 3.53%, 12/13/06	1,000
2,500	Series A-3, Rev., VAR, AMBAC, 3.53%, 12/13/06	2,500
	Denver City & County, Airport,
51,900	Series A, Rev., VAR, AMT, CIFG, 3.50%, 12/13/06	51,900
5,000	Series N-12, Regulation D, Rev., VAR, FGIC, 3.61%, 12/13/06	5,000
4,985	Series ROC-II-R-98, Rev., VAR, FSA, LIQ: Citibank N.A., 3.55%, 12/14/06	4,985
14,945	Denver City & County, Convention Center Project, Series B, Rev., VAR, FSA, 3.48%, 12/14/06	14,945
	Denver City & County, Wellington E Web,
57,945	Series C-2, COP, VAR, AMBAC, 3.50%, 12/13/06	57,945
5,000	Series C-3, COP, VAR, AMBAC, 3.48%, 12/13/06	5,000
12,500	Denver Urban Renewal Authority, Tax Increment,
	VAR, 3.56%, 12/01/06	12,500
10,000	Douglas County, Multi-Family Housing, Autumn Chase Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.50%, 12/14/06	10,000
6,075	Jefferson County School District R-001, Series ROCS-II-R-6516, GO, VAR, FSA, LIQ: Citibank N.A., 3.52%, 12/14/06	6,075
10,960	Park Creek Metropolitan District, TOCS, Series S, Rev., VAR, LIQ: Goldman Sachs, 3.52%, 12/14/06	10,960
9,000	RBC Municipal Products, Inc. Trust, Series I-6, Rev. VAR, XLCA, LIQ: Royal Bank of Canada, 3.52%, 12/14/06	9,000
40,000	State of Colorado, RAN, 4.50%, 06/27/07	40,158

		372,738

	Connecticut — 0.7%
	Connecticut State Health & Educational Facilities Authority,
29,630	Series 891, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.50%, 12/14/06	29,630
55,900	Series X-3, Rev., VAR, 3.65%, 12/08/06	55,900
1,100	Connecticut State Health & Educational Facilities Authority, Community Renewal Team, Series A, Rev., VAR, LOC: Fleet National Bank, 3.47%, 12/14/06	1,100
	Connecticut State Housing Finance Authority, Housing Mortgage Finance Program,
10,100	Series B-3, Rev., VAR, AMBAC, AMT, 3.48%, 12/14/06	10,100
2,400	Sub Series D-3, Rev., VAR, AMBAC, 3.45%, 12/14/06	2,400
4,945	State of Connecticut, Series PA-879-R, GO, VAR, 3.50%, 12/02/06	4,945

		104,075

	Delaware — 0.6%
7,000	Delaware River & Bay Authority, Series B, Rev., VAR, AMBAC, 3.42%, 12/14/06	7,000
	GS Pool Trust,
58,840	Series 19-TP, Rev., VAR, LOC: Goldman Sachs, 3.61%, 12/14/06	58,840
10,878	Series 35-TP, Rev., VAR, LOC: Goldman Sachs, 3.61%, 12/14/06	10,878
8,198	Series 56-TP, Rev., VAR, LOC: Goldman Sachs, 3.58%, 12/14/06	8,198

		84,916

	District of Columbia — 2.3%
45,000	Bank of New York Municipal Certificates Trust, Series B, Rev., VAR, 3.60%, 12/14/06	45,000
	District of Columbia,
26,810	Series A, GO, VAR, FSA, 3.53%, 12/13/06	26,810
52,945	Series B, GO, VAR, FSA, 3.53%, 12/13/06	52,945
11,000	Series B-33, GO, VAR, AMBAC, 3.52%, 12/13/06	11,000
26,800	Series C, GO, VAR, FGIC, 3.50%, 12/13/06	26,800
9,840	Series D, GO, VAR, FGIC, 3.50%, 12/13/06	9,840
600	Series D-1, GO, VAR, FSA, 3.46%, 12/13/06	600
	District of Columbia Housing Finance Agency,
50,000	Series F, Rev., 3.60%, 11/01/07	50,000
1,765	Series PT-1381, Rev., VAR, FHA, 3.52%, 12/03/06	1,765
3,120	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VAR, LOC: Bank of America N.A., 3.56%, 12/14/06	3,120
2,300	District of Columbia, American Psychology Association, Rev., VAR, LOC: Bank of America N.A., 3.55%, 12/14/06	2,300
	District of Columbia, American University Issue,
29,605	Rev., VAR, AMBAC, 3.50%, 12/13/06	29,605
12,000	Series A, Rev., VAR, AMBAC, 3.50%, 12/13/06	12,000

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VAR, LOC: Bank of New York, 3.55%, 12/14/06	7,500
23,685	District of Columbia, George Washington University, Series C, Rev., VAR, MBIA, 3.53%, 12/13/06	23,685
16,570	District of Columbia, Multimodal, Series D, GO, VAR, MBIA, 3.53%, 12/13/06	16,570
13,650	District of Columbia, Multimodal, American University,
	Rev., VAR, 3.53%, 12/13/06	13,650
2,085	District of Columbia, National Children’s Center, Inc.,
	Rev., VAR, LOC: Bank of America, 3.50%, 12/14/06	2,085
2,300	District of Columbia, Pooled Loan Program, Series A, Rev., VAR, LOC: Bank of America, 3.50%, 12/14/06	2,300
6,155	Eagle Tax Exempt Trust, Weekly Option Mode, District of Columbia, Water & Sewer, Series 98-5202, Rev., VAR, FSA, LIQ: Citibank N.A., 3.53%, 12/14/06	6,155

		343,730

	Florida — 3.9%
9,345	ABN AMRO Munitops Certificate Trust, Series 2003-6, Rev., VAR, MBIA, 3.52%, 12/14/06	9,345
10,315	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 12/14/06	10,315
	City of Gulf Breeze, Local Government Loan Program,
2,815	Series B, Rev., VAR, FGIC, 3.49%, 12/14/06	2,815
5,045	Series C, Rev., VAR, FGIC, 3.49%, 12/14/06	5,045
	City of Gulf Breeze, Miami Beach Local Government,
7,735	Series B, Rev., VAR, FGIC, 3.70%, 12/01/06	7,735
7,835	Series C, Rev., VAR, FGIC, 3.70%, 12/01/06	7,835
10,000	City of Jacksonville, Capital Project, Series 2002-1, Rev., VAR, FGIC, 3.48%, 12/13/06	10,000
7,000	City of Tampa, Occupational License Tax, Series B, Rev., VAR, FGIC, 3.46%, 12/13/06	7,000
8,915	City of West Palm Beach, Utilities System, Rev., VAR, FGIC, 3.47%, 12/13/06	8,915
56,000	Clipper Tax-Exempt Certificate Trust Partner, Multi-State, Series 2005-6, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.52%, 12/07/06	56,000
6,695	Collier County, Health Facilities Authority, The Moorings, Inc. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 12/13/06	6,695
6,355	Duval County School Board, COP, VAR, FGIC, 3.52%, 12/01/06	6,355
	Eclipse Funding Trust, Solar Eclipse,
8,525	Series 2006-0043, Rev., VAR, MBIA, LIQ: U.S. Bank, N.A., 3.51%, 12/14/06 (e)	8,525
11,895	Series 2006-0130, Tax Allocation, VAR, XLCA, LIQ: U.S. Bank, N.A., 3.52%, 12/14/06	11,895
19,770	Series 2006-0134, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.52%, 12/14/06	19,770
8,765	Series 2006-0135, GO, VAR, MBIA, LIQ: U.S. Bank, N.A., 3.51%, 12/14/06	8,765
19,205	Series 2006-0144, Rev., VAR, FSA, LIQ: U.S. Bank, N.A., 3.51%, 12/14/06	19,205
64,050	Florida Gas Utility, Gas Supply Project 2-A-4, Series A-4, Rev., VAR, 3.47%, 12/14/06	64,050
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VAR, FNMA COLL, 3.50%, 12/13/06	6,350
7,000	Florida State Board of Education, Capital Outlay, Series PT-1223, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.52%, 12/07/06	7,000
11,000	Florida State Department of Environmental Protection, Preservation, Series 722, Rev., VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.52%, 12/14/06	11,000
900	Jacksonville Health Facilities Authority, River Garden Project, Rev., VAR, LOC: First Union National Bank, 3.48%, 12/14/06	900
1,045	Lee County Florida, Airport, Series PT-2269, Rev., VAR, FSA, 3.55%, 12/01/06	1,045
3,075	Lee County Florida, Water & Sewer, RR-II-R-4021, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.52%, 12/14/06	3,075
25,000	Liberty County Florida, Industrial Development, Rev., VAR, LOC: Bank of America, 3.55%, 12/14/06	25,000
7,000	Miami-Dade County, Florida Aviation, Series SG-141, Rev., VAR, FGIC, 3.51%, 12/14/06	7,000
10,190	Miami-Dade County Water & Sewer Revenue Systems, Series PA-892, Rev., VAR, FGIC, 3.46%, 12/13/06	10,190
2,175	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VAR, LOC: Nationsbank N.A., 3.48%, 12/13/06	2,175
2,700	Municipal Securities Trust Certificates, Series 2001-131, Class A, GO, VAR, LIQ: Bear Stearns Capital Markets, 3.68%, 12/08/06 (e)	2,700
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc., Project, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/13/06	6,700
16,935	North Broward Hospital District, Series B, Rev., VAR, CIFG, 3.47%, 12/13/06	16,935
7,345	Orange County Housing Finance Authority, Falcon Trace Apartments Projects,
	Series D, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/06/06	7,345
10,001	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VAR, FHLMC COLL, LOC: Nationsbank N.A., 3.50%, 12/14/06	10,001
3,920	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VAR, FNMA COLL AGMT, 3.50%, 12/04/06	3,920
	Orlando & Orange County Expressway Authority,
18,700	Series C-1, Rev., VAR, FSA, 3.45%, 12/14/06	18,700
1,800	Series C-2, Rev., VAR, FSA, 3.48%, 12/07/06	1,800
25,925	Series C-4, Rev., VAR, FSA, 3.45%, 12/14/06	25,925
10,000	Series D, Rev., VAR, FSA, 3.46%, 12/14/06	10,000
	Orlando Utilities Commission, Water & Electric,
39,475	Series A, Rev., VAR, 3.48%, 12/13/06	39,475
4,565	Series RR-II-R-1040, Rev., VAR, LIQ: Citigroup Global Markets, 3.52%, 12/14/06	4,565
5,165	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/06/06	5,165

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,500	Pinellas County Health Facility Authority, Series B-1, Rev., VAR, FSA, 3.48%, 12/14/06	2,500
4,790	Pinellas County Housing Finance Authority, Single Family Mortgage, Series MT-009, Rev., VAR, 3.55%, 12/06/06	4,790
	State of Florida,
40,000	Series A22, Rev., VAR, 3.65%, 12/03/06	40,000
5,295	Series PA-511, GO, VAR, 3.52%, 12/07/06	5,295
14,800	Sunshine State Governmental Financing Commission, Rev., VAR, AMBAC, 3.58%, 12/08/06	14,800
18,155	Tampa Preparatory School Project, Rev., VAR, LOC: Suntrust Bank, 3.48%, 12/13/06	18,155
3,800	University of North Florida Foundation, Inc., Parking System, Rev., VAR, LOC: Wachovia Bank N.A, 3.56%, 12/14/06	3,800
3,600	West Orange Healthcare District, Series B, Rev., VAR, LOC: Suntrust Bank Center, 3.50%, 12/14/06	3,600

		590,171

	Georgia — 3.6%
16,610	ABN AMRO Munitops Certificate Trust, Series 2000-4, Rev., VAR, FGIC, 3.51%, 12/14/06 (e)	16,610
7,100	Albany-Dougherty County Hospital Authority, Series L3J, Regulation D, Rev., VAR, AMBAC, LIQ: Lehman Liquidity LLC, 3.56%, 12/13/06	7,100
28,715	Albany-Dougherty County Hospital Authority, Phoebe Hospital, Rev., VAR, AMBAC, 3.63%, 12/08/06	28,715
10,755	Athens-Clarke County Unified Government Development Authority, Athletic Association, Series B, Rev., VAR, LOC: Bank of America, 3.64%, 12/08/06	10,755
8,835	Atlanta Downtown Development Authority, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thuerigen, 3.45%, 12/14/06	8,835
5,535	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VAR, LOC: FHLMC, 3.55%, 12/14/06	5,535
	City of Atlanta, Airport,
23,000	Series B-1, Rev., VAR, MBIA, 3.50%, 12/14/06	23,000
7,500	Series B-3, Rev., VAR, MBIA, 3.48%, 12/14/06	7,500
20,000	Series C-1, Rev., VAR, MBIA, 3.50%, 12/14/06	20,000
4,385	Series PT-737, Rev., VAR, FGIC, 3.55%, 12/05/06	4,385
18,300	City of Atlanta, Tax Allocation, Website Apartments Project, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 12/14/06	18,300
3,545	City of Atlanta, Waste & Water, Series B, Rev., VAR, FSA, 3.50%, 12/14/06	3,545
7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments, Series E, Rev., VAR, FSA, 3.55%, 12/06/06	7,160
14,800	Cobb County Development Authority, Whitefield Academy Project, Rev., VAR, LOC: RBC Centura Bank, 3.48%, 12/13/06	14,800
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VAR, FNMA COLL, 3.50%, 12/13/06	3,400
12,600	Cobb-Marietta Coliseum & Exhibit Hall Authority, Series A, Rev., VAR, MBIA, LOC: Suntrust Bank, 3.50%, 12/13/06	12,600
20,255	De Kalb County Hospital Authority, De Kalb Medical Center Project, Series B, Rev., VAR, FSA, 3.48%, 12/14/06	20,255
18,600	De Kalb County Housing Authority, Multi-Family Housing, Camden Brook Project, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 12/13/06	18,600
9,030	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.52%, 12/14/06	9,030
12,245	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VAR, FNMA COLL, 3.52%, 12/14/06	12,245
10,735	De Kalb County Housing Authority, Timber Trace Apartments Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.50%, 12/14/06	10,735
21,600	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.52%, 12/14/06	21,600
10,000	Eclipse Funding Trust, Solar Eclipse, De Kal, Series 2006-0074, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	10,000
10,565	Forsyth County, School District, Series PT-2750, GO, VAR., MBIA, 3.52%, 12/06/06	10,565
50,000	Fulton County, TAN, GO, 4.00%, 12/29/06	50,018
700	Fulton County, Development Authority, Arthritis Foundation, Inc., Project, Rev., VAR, LOC: Suntrust Bank, 3.49%, 12/13/06	700
1,435	Fulton County, Development Authority, Morehouse College Project, Rev., VAR, LOC: Wachovia Bank N.A, 3.48%, 12/13/06	1,435
18,297	Georgia Municipal Association, Inc., Pooled Bond, COP, VAR, MBIA, LIQ: Bank of America, 3.51%, 12/14/06	18,297
8,445	Georgia Municipal Electric Authority, Series PA-1187, Rev., VAR, MBIA-IBC-BNY, 3.52%, 12/07/06	8,445
4,960	Georgia State Road & Tollway Authority, Series PT-2019, Rev., VAR, 3.52%, 12/07/06	4,960
5,970	Griffin-Spalding County Development Authority, IDA, Norcom, Inc., Project, Rev., VAR, LOC: Lasalle Bank N.A., 3.54%, 12/14/06	5,970
5,900	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VAR, 3.46%, 12/13/06	5,900
10,000	Gwinnett County Hospital Authority, Gwinnett Hospital Systems, Inc., Project, Anticipation Certificates, Rev., VAR, LOC: Suntrust Bank, 3.49%, 12/13/06	10,000
9,450	Gwinnett County Water & Sewer Authority, Series A, Rev., VAR, 3.46%, 12/13/06	9,450
800	Marietta Housing Authority, Rev., VAR, FNMA COLL AGMT, 3.52%, 12/13/06	800
20,825	Municipal Electric Authority of Georgia, Sub Series B, Rev., VAR, GOP, LOC: Landesbank Hessen-Thueringen, 3.43%, 12/13/06	20,825
9,125	Municipal Securities Trust Certificates, Series 2019, Class A, GO, VAR, LIQ: Branch Bank & Trust, 3.53%, 12/13/06	9,125

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Private Colleges & Universities Authority, Emory University,
45,480	Series B, Rev., VAR, 3.45%, 12/13/06	45,480
25,800	Series B-2, Rev., VAR, 3.44%, 12/14/06	25,800
9,335	Private Colleges & Universities Facilities Authority, Emory University, Series B, Rev., VAR, 3.45%, 12/13/06	9,335
5,200	Tift County Hospital Authority, Anticipation Certificates, Series A, Rev., VAR, AMBAC, 3.46%, 12/13/06	5,200

		537,010

	Hawaii — 0.3%
20,825	ABN AMRO Munitops Certificate Trust, Series 2004-1, Rev., VAR, FGIC, 3.65%, 01/11/07	20,825
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
7,010	Series 2006-0096, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	7,010
9,470	Series 2006-0123, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	9,470
14,002	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VAR, LOC: JPMorgan Chase Bank, 3.65%, 12/12/06	14,002

		51,307

	Idaho — 0.1%
	Idaho Housing & Finance Association, Single Family Mortgage,
10,500	Series C, Class 1, Rev., VAR, 3.58%, 12/13/06	10,500
2,595	Series F-1, Class 1, Rev., VAR, 3.58%, 12/13/06	2,595

		13,095

	Illinois — 5.4%
	ABN AMRO Munitops Certificate Trust,
17,150	Series 2005-4, Rev., VAR, FGIC, 3.56%, 12/14/06	17,150
6,195	Series 2005-23, Rev., VAR, FSA, HUD, 3.56%, 12/14/06	6,195
7,970	Series 2005-57, Rev., VAR, GNMA COLL, 3.60%, 12/14/06	7,970
6,545	Series 2005-64, Rev., VAR, AMBAC, 3.60%, 12/14/06	6,545
36,005	Series 2006-12, Rev., VAR, GNMA COLL, 3.60%, 12/14/06 (m)	36,005
10,000	Series 2006-44, Rev., VAR, FSA, 3.53%, 12/14/06	10,000
12,500	Series 2006-63, GO, VAR, FSA, 3.53%, 12/14/06	12,500
	Chicago Board of Education,
21,960	Series B, GO, VAR, FSA, 3.50%, 12/14/06	21,960
20,000	Series E-2, GO, VAR, CIFG , 3.48%, 12/14/06	20,000
5,500	Series PT-2446, GO, VAR, MBIA, 3.52%, 12/06/06	5,500
26,900	Chicago Housing Authority, Capital Improvement Program, Floating Rate Receipts, Series L-40, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.59%, 12/13/06	26,900
	Chicago O’Hare International Airport, ACES, General Airport Second Lien,
5,600	Series B, Rev., VAR, LOC: Bayerische Landesbank, 3.51%, 12/05/06	5,600
31,864	Series B, Rev., VAR, LOC: Societe Generale, 3.55%, 12/13/06	31,864
2,500	Chicago O’Hare International Airport, Special Facilities, Compagnie Natle Air France, Rev., VAR, LOC: Societe Generale, 3.55%, 12/13/06	2,500
	City of Chicago,
5,445	GO, VAR, FSA, LIQ: Landesbank Hessen-Thuerigen, 3.51%, 12/14/06	5,445
13,000	Series B, GO, VAR, FGIC, 3.49%, 12/14/06	13,000
6,075	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VAR, LOC: Lasella Bank N.A., 3.55%, 12/14/06	6,075
20,000	City of Chicago, Municipal Securities Trust Receipts, Series SGA-99, GO, VAR, FGIC, LIQ: Societe Generale, 3.53%, 12/13/06	20,000
19,145	City of Chicago, Water, Second Lien, Rev., VAR, MBIA, 3.48%, 12/14/06	19,145
650	City of Libertyville, IDR, Libertyville Manor Project, Rev., VAR, LOC: National City Bank, 3.50%, 12/14/06	650
10,900	City of Schaumberg, Multi-Family Housing, Rev., VAR, FNMA, LIQ: FNMA, 3.48%, 12/13/06	10,900
	Cook County,
4,503	Series 403, GO, VAR, FGIC, LIQ: Morgan Stanly Dean Witter, 3.52%, 12/14/06	4,503
7,215	Series PT-1497, GO, VAR, FGIC, 3.52%, 12/01/06	7,215
25,700	Detroit School District, GO, 4.50%, 08/21/07	25,860
4,710	Du Page County Community Unit School District No. 200 Wheaton, Series RR-II-R-4013, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.52%, 12/14/06	4,710
	Eclipse Funding Trust, Solar Eclipse, Chicago,
3,120	Series 2006-0003, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.51%, 12/02/06	3,120
11,000	Series 2006-0075, GO, VAR, XLCA-ICR, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	11,000
28,585	Series 2006-0104, GO, VAR, AMBAC-TCRS-BNY, LIQ: U.S. Bank N.A., 3.51%, 12/08/06 (e)	28,585
10,420	Series 2006-0131, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	10,420
15,675	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0006, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.52%, 12/14/06	15,675
4,300	Galesburg, Knox College Project, Rev., VAR, LOC: LaSalle National Bank, 3.50%, 12/14/06	4,300
3,286	Illinois Development Finance Authority, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/14/06	3,286
2,005	Illinois Development Finance Authority, IDR, CFC International, Inc. Project, Rev., VAR, LOC: Lasalle National Bank, 3.55%, 12/14/06	2,005
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project, Rev., VAR, LOC: Fifth Third Bank, 3.67%, 12/14/06	4,485
1,210	Illinois Development Finance Authority, IDR, Toughy Ltd. Partnership Project, Rev., VAR, LOC: Lasalle National Bank, 3.56%, 12/13/06	1,210
6,895	Illinois Educational Facilities Authority, Series PA-896, Rev., VAR, 3.52%, 12/05/06	6,895
4,300	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VAR, LOC: Lasalle Bank N.A., 3.50%, 12/14/06	4,300
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VAR, LOC: Sovereign Bank FSB, 3.51%, 12/14/06	11,380
40,000	Illinois Finance Authority, Northwestern University, Sub Series A, Rev., VAR, 3.45%, 12/13/06	40,000

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,000	Illinois Finance Authority, Residential Rental, Rev., VAR, FHLMC, LIQ: FHLMC, 3.55%, 12/14/06	10,000
8,700	Illinois Finance Authority, University of Chicago, Series B, Rev., VAR, 3.48%, 12/14/06	8,700
3,340	Illinois Finance Authority, Vincent De Paul Project, Series A, Rev., VAR, 3.45%, 12/13/06	3,340
11,400	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc., Rev., VAR, LOC: Harris Trust & Savings Bank, 3.50%, 12/13/06	11,400
1,915	Illinois Health Facilities Authority, Loyola University Health System, Series B, Rev., VAR, MBIA, 3.46%, 12/13/06	1,915
12,600	Illinois Health Facilities Authority, Swedish Covenant Hospital Project, Rev., VAR, AMBAC, 3.45%, 12/07/06	12,600
985	Illinois Housing Development Authority, Center Apartments, Rev., VAR, LOC: FHLMC, 3.40%, 12/06/06	985
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VAR, 3.55%, 12/13/06	10,175
7,500	Series C-3, Rev., VAR, AMT, 3.53%, 12/13/06	7,500
8,695	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VAR, FSA, 3.55%, 12/14/06	8,695
10,085	Jackson County, Multi-Family Housing, Series 2943, Rev., VAR, 3.59%, 12/01/06	10,085
2,470	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VAR, LOC: Harris Trust & Savings Bank, 3.63%, 12/14/06	2,470
53,765	Lehman Municipal Trust, State Toll Highway, Rev., VAR, FSA, 3.53%, 12/13/06	53,765
7,000	Metropolitan Pier & Exposition Authority, EAGLE, Dedicated State Tax, Series 2004-0030, Class A , Rev., VAR, MBIA, LIQ: Citibank N.A., 3.53%, 12/14/06	7,000
	Municipal Securities Trust Certificates,
5,500	Series 2001-9021, Class A, GO, VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.53%, 12/13/06	5,500
12,085	Series 2004-218, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.55%, 12/13/06	12,085
18,020	Series 2005-223, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.55%, 12/13/06	18,020
100	Series 2006-93, Class A, Rev., VAR, AMBAC, LOC: Bear Stearns Capital Markets, 3.69%, 12/08/06	100
10,000	Series 7016, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.52%, 12/14/06	10,000
10,000	Series 7017, Class A, GO, VAR, LIQ: Bear Stearns Capital Markets, 3.52%, 12/14/06	10,000
3,245	Series 7706, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.50%, 12/14/06	3,245
	Regional Transportation Authority,
67,750	Series B, Rev., VAR, 3.50%,12/13/06	67,750
19,800	Series PT-818-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/14/06	19,800
6,515	Series PT-1448, Rev., VAR, FGIC, 3.52%, 12/03/06	6,515
	State of Illinois,
10,000	Series B, GO, VAR, 3.53%, 12/13/06	10,000
13,040	Series 2003-33, GO, VAR, FGIC, LIQ: BNP Paribas, 3.51%, 12/02/06	13,040
3,255	State of Illinois, Sales Tax, Municipal Securities Trust Certificates, Series SG-9, VAR, FSA, LIQ: Societe Generale, 3.51%, 12/14/06	3,255
8,300	University of Illinois, Health Services Facilities System, Series B, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.50%, 12/13/06	8,300

		811,093

	Indiana — 2.2%
10,000	ABN AMRO Munitops Certificate Trust, Series 2006-34, Rev., VAR, AMBAC, 3.58%, 12/14/06	10,000
7,640	Boone County Hospital Association, Series PT-2828, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.52%, 12/03/06	7,640
6,000	Carmel School Building Corp., Series RR-II-R-S014, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.52%, 12/14/06	6,000
6,810	Center Grove 2000 Building Corp., Series PT-2699, Rev., VAR, FGIC, 3.52%, 12/03/06	6,810
	City of Indianapolis, Local Public Improvements Bond Bank, Waterworks Project,
20,830	Series G-1, Rev., VAR, MBIA, 3.48%, 12/14/06	20,830
25,650	Series H, Rev., VAR, MBIA, 3.48%, 12/14/06	25,650
8,580	Series PT-1408, Rev., VAR, MBIA, 3.52%, 12/04/06	8,580
6,355	Danville Multi-School Building Corp., Series PT-1483, Rev., VAR, FSA, 3.52%, 12/06/06	6,355
5,000	DeKalb County, Economic Development, New Process Steel Project, Rev., VAR, LOC: Bank of America N.A., 3.60%, 12/14/06	5,000
5,370	Dyer Redevelopment Authority Economic Development Lease Rent, Series PT-2697, Rev., VAR, CIFG, 3.52%, 12/03/06	5,370
15,490	Eclipse Funding Trust, Wayne, Series 2006-0015, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	15,490
7,460	Hammond School Building Corp., Series RR-II-R-6516, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.52%, 12/14/06	7,460
5,055	Indiana Health Facility Financing Authority, Series PA-1069, 3.52%, 12/01/06	5,055
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
39,000	Series A-1, Rev., VAR, 3.82%, 07/03/07	39,000
17,700	Series B, Rev., VAR, 3.50%, 12/13/06	17,700
2,485	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/13/06	2,485
	Indiana Housing & Community Development Authority,
26,900	Series C-3, Rev., VAR, GNMA/FNMA, 3.55%, 12/14/06	26,900
9,000	Series D, Rev., GNMA/FNMA, 3.50%, 12/14/06	9,000
6,900	Indiana State Finance Authority Revenue, Ispat Inland, Inc., Rev., VAR, LOC: Royal Bank of Scotland, 3.53%, 12/13/06	6,900
18,600	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts, Series SGA-151, Class A, Rev., VAR, LIQ: Societe Generale, 3.53%, 12/13/06	18,600
5,515	Merrillville Multi School Building Corp., Series PT-2841, Rev., VAR, FGIC, 3.52%, 12/01/06	5,515
22,000	Purdue University, Student Fee, Series V, Rev., VAR, 3.50%, 12/13/06	22,000

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

33,280	St Joseph County Hospital Authority, Rev., VAR, AMBAC, 3.46%, 12/13/06	33,280
13,025	St. Joseph County, Educational Facilities, University of Notre Dame, Rev., VAR, LIQ: Bank of America, 3.35%, 12/14/06	13,025
6,075	Tell City-Troy Township Elementary School Building Corp., Series PT-2825, Rev., VAR, FSA, 3.52%, 12/01/06	6,075

		330,720

	Iowa — 0.5%
3,310	City of Des Moines, Series PT-2268, GO, VAR, AMBAC, 3.52%, 12/06/06	3,310
	Iowa Finance Authority, Health Care Facilities,
17,100	Series A-1, Rev., VAR, FGIC, 3.47%, 12/13/06	17,100
24,100	Series A-2, Rev., VAR, FGIC, 3.47%, 12/13/06	24,100
4,430	Iowa Finance Authority, Health System, Series PA-892, Rev., VAR, AMBAC, 3.47%, 12/13/06	4,430
	Iowa Finance Authority, Single Family Mortgage,
8,300	Series D, Rev., VAR, GNMA/FNMA, 3.53%, 12/14/06	8,300
5,900	Series F, Rev., VAR, GNMA/FNMA, FHA, LIQ: Wells Fargo Bank N.A, 3.55%, 12/14/06	5,900
7,500	Municipal Securities Trust Certificates, Series 7024, Class A, Rev., VAR, CIFG, LIQ: Bear Stearns Capital Markets, 3.52%, 12/14/06	7,500

		70,640

	Kansas — 0.3%
9,780	City of Overland Park, Series SG-155, Rev., VAR, 3.51%, 12/14/06	9,780
	Kansas State Department of Transportation,
27,500	Series C-2, Rev., VAR, LIQ: Pooled Money Investment Board, 3.41%, 09/06/06	27,500
5,200	Series C-4, Rev., VAR, 3.45%, 12/14/06	5,200

		42,480

	Kentucky — 0.3%
13,310	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VAR, LOC: U.S. Bank N.A., 3.66%, 12/13/06	13,310
12,685	Clipper Tax-Exempt Trust, Series 2005-35, Rev., VAR, 3.57%, 12/14/06	12,685
1,940	Kentucky Development Finance Authority, Pooled Loan Program, Series A, Rev., VAR, FGIC, LOC: Helaba, 3.50%, 12/14/06	1,940
4,000	Kentucky Housing Corp., Series H, Rev., VAR, AMT, 3.50%, 12/03/06	4,000
15,000	Louisville & Jefferson County, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, Rev., VAR, FGIC, 3.51%, 12/04/06 (e)	15,000

		46,935

	Louisiana — 0.5%
12,000	ABN AMRO Munitops Certificate Trust, Series 2002-17, Rev., VAR, AMBAC, 3.52%, 12/14/06	12,000
980	Iberia Parish, IDB, IDR, Cuming Insulation Corp. Project, Rev., VAR, LOC: Regions Bank, 3.60%, 12/14/06	980
1,615	Louisiana Housing Finance Agency, Mortgage, Series PT-1340, Rev., VAR, 3.55%, 12/02/06	1,615
8,365	Louisiana Local Government, Environmental Facilities & Community Development, Series A, Rev., VAR, LOC: Regions Bank, 3.50%, 12/14/06	8,365
	Louisiana State University & Agricultural & Mechanical College,
19,900	Rev., VAR, FGIC, 3.50%, 12/13/06	19,900
8,345	Series B, Rev., VAR, AMBAC, 3.49%, 12/14/06	8,345
15,500	St. Bernard Parish, Exempt Facilities, Mobil Oil, Rev., VAR, 3.61%, 12/08/06	15,500
4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum, Rev., VAR, LOC: Bayerische Landesbank, 3.55%, 12/13/06	4,950

		71,655

	Maine — 0.8%
9,200	Maine Finance Authority, Jackson Lab Issue, Series 2002, Rev., VAR, LOC: Fleet National Bank, 3.52%, 12/14/06	9,200
6,405	Maine Health & Higher Educational Facilities Authority, Series B, Rev., VAR, AMBAC, 3.50%, 12/13/06	6,405
	Maine State Housing Authority, Mortgage,
9,000	Series B-3, Rev., VAR, AMT, 3.51%, 12/14/06	9,000
16,000	Series C, Rev., VAR, AMT, 3.50%, 05/15/07	16,000
10,000	Series C-3, Rev., VAR, AMT, 3.55%, 12/14/06	10,000
13,500	Series D-3, Rev., VAR, AMT, 3.51%, 12/14/06	13,500
2,100	Series E-1, Rev., VAR, AMBAC, 3.51%, 12/14/06	2,100
21,950	Series E-2, Rev., VAR, AMBAC, 3.55%, 12/14/06	21,950
14,000	Series F, Rev., VAR, AMT, 3.65%, 11/15/31	14,000
17,300	Series G, Rev., VAR, AMT, 3.51%, 12/14/06	17,300

		119,455

	Maryland — 1.3%
23,825	Baltimore IDA, IDR, Baltimore Capital Acquisition, Rev., VAR, LOC: Bayerische Landesbank, 3.50%, 12/13/06	23,825
3,135	Community Development Administration, Multi-Family Development, Avalon Lea Apartment Project, Rev., VAR, FNMA COLL AGMT, 3.47%, 12/13/06	3,135
16,240	Maryland Health & Higher Educational Facilities Authority, Series D, Rev., VAR, LOC: Bank of America N.A., 3.48%, 12/14/06	16,240
20,000	Maryland State Administration Department of Housing & Community Development, Series C, Rev., VAR, 3.48%, 12/14/06	20,000
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	6,400
26,000	Maryland State Community Development Administration, Multi-Family Housing, Residential, Series G, Rev., VAR, 3.48%, 12/14/06	26,000
3,310	Maryland State Economic Development Corp., Series L9-J, Rev., VAR, FSA, 3.61%, 12/13/06	3,310

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,750	Maryland State Health & Higher Educational Facilities Authority, Loyola College Issue,
	Series B, Rev., VAR, MBIA, 3.47%, 12/14/06	1,750
15,105	Maryland State Stadium Authority, Sports Facilities Lease, Rev., VAR, LIQ: Bank of America N.A., 3.53%, 12/13/06	15,105
23,900	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport, Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.45%, 12/14/06	23,900
27,700	Montgomery County Housing Opportunities Commission, The Grand-Issue I Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	27,700
1,250	Northeast Waste Disposal Authority, Resource Recovery, Harford County Resources, Rev., VAR, AMBAC, 3.42%, 12/13/06	1,250
	Washington Suburban Sanitation District,
5,700	Series A, BAN, GO, VAR, 3.45%, 12/13/06	5,700
8,100	Series A, GO, VAR, 3.45%, 12/13/06	8,100
5,100	Washington Suburban Sanitation District, Multi-Modal, Series A, BAN, GO, VAR, 3.45%, 12/13/06	5,100

		187,515

	Massachusetts — 3.4%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	6,030
7,410	Clipper Tax-Exempt Trust, Series 2001-4, COP, VAR, LIQ: State Street Bank & Trust Co., 3.60%, 03/08/07	7,410
	Commonwealth of Massachusetts,
11,235	Series A, GO, VAR, 3.47%, 12/13/06	11,235
22,500	Series A, GO, VAR, 3.73%, 12/08/06	22,500
5,600	Series B, GO, VAR, 3.45%, 12/14/06	5,600
30,000	Series B, GO, VAR, 3.48%, 12/14/06	30,000
33,600	Series C, GO, VAR, 3.48%, 12/14/06	33,600
9,995	Series PA-800, LIQ: Merrill Lynch Capital Services, 3.50%, 12/07/06	9,995
7,830	Series PT-1576, GO, VAR, MBIA, 3.50%, 12/07/06	7,830
115	Series PT-2008, GO, VAR, AMBAC, 3.50%, 12/07/06	115
58,127	Series 176-D, GO, VAR, MBIA-IBC, LIQ: Morgan Stanley Dean Witter, 3.51%, 12/14/06	58,127
5,030	Massachusetts Bay Transportation Authority, EAGLE, Series 2004-0031, Class A, Rev., VAR, LIQ: Citibank N.A., 3.53%, 12/14/06	5,030
6,620	Massachusetts Bay Transportation Authority, Floating Rate Receipts, Series G, Regulation D, Rev., VAR, LIQ: Lehman Liquidity Co., 3.51%, 12/13/06	6,620
5,750	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Special Assessment, Series SGA-123, VAR, LIQ: Societe Generale, 3.53%, 12/13/06	5,750
	Massachusetts Development Finance Agency,
13,839	Rev., VAR, 3.40%, 12/14/06	13,839
10,000	Rev., VAR, LOC: Sovereign Bank FSB, 3.48%, 12/14/06	10,000
	Massachusetts Development Finance Agency, Clark University,
6,600	Rev., VAR, AMBAC, 3.45%, 12/13/06	6,600
12,765	Series A, Rev., VAR, AMBAC, 3.45%, 12/13/06	12,765
14,065	Series B, Rev., VAR, AMBAC, 3.45%, 12/13/06	14,065
13,644	Massachusetts Development Finance Agency, Higher Education, Smith College, Rev., VAR, 3.40%, 12/14/06	13,644
6,000	Massachusetts Development Finance Agency, New England, Inc., Rev., VAR, LOC: Keybank N.A., 3.50%, 12/14/06	6,000
4,220	Massachusetts Development Financing Agency, The Bridge Issue, Rev., VAR, LOC: Fleet National Bank, 3.48%, 12/13/06	4,220
28,150	Massachusetts Health & Educational Facilities Authority, Harvard University, Series BB, Rev., VAR, 3.46%, 12/14/06	28,150
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare Systems,
5,445	Series D-4, Rev., VAR, 3.46%, 12/14/06	5,445
18,230	Series F-3, Rev., VAR, 3.46%, 12/14/06	18,230
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., VAR, LOC: Dexia Credit Local, 3.45%, 12/13/06	2,200
52,580	Massachusetts Housing Finance Agency, Series G, Rev., VAR, 3.45%, 12/13/06	52,580
5,585	Massachusetts Housing Finance Agency, Single Family, Rev., VAR, FSA, 3.48%, 12/13/06	5,585
300	Massachusetts State Industrial Finance Agency, Milton Academy Issue, Rev., VAR, MBIA, 3.47%, 12/14/06	300
10,025	Massachusetts State Industrial Finance Agency, Whitehead Institute for Biomedical Research, Rev., VAR, 3.45%, 12/13/06	10,025
2,506	Massachusetts State Turnpike Authority, Series 334, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.51%, 12/14/06	2,506
	Massachusetts State Water Resources Authority, Multi-Modal,
4,800	Series B, Rev., VAR, AMBAC, 3.48%, 12/13/06	4,800
9,550	Sub Series B, Rev., VAR, FGIC, 3.48%, 12/13/06	9,550
6,675	Sub Series C, Rev., VAR, FGIC, 3.48%, 12/13/06	6,675
57,402	Massachusetts Water Resources Authority, Series 742-D, Rev., VAR, FSA, LIQ: Morgan Stanley Dean Witter, 3.51%, 12/14/06	57,402
11,480	Route 3 North Transit Improvement Association, Series B, Rev., VAR, AMBAC, 3.46%, 12/13/06	11,480

		505,903

	Michigan — 1.8%
	ABN AMRO Munitops Certificate Trust,
30,795	Series 2000-16, GO, VAR, FGIC, Q-SBLF, 3.50%, 12/14/06	30,795
5,000	Series 2002-29, GO, VAR, FGIC, Q-SBLF, 3.50%, 12/14/06	5,000
15,050	Series 2005-12, Rev., VAR, GNMA COLL, 3.60%, 12/14/06	15,050
1,500	ABN AMRO Munitops Certificate Trust, Grand Rapids Public Schools, Series 2004-44, GO, VAR, MBIA, 3.52%, 12/14/06	1,500
13,000	City of Detroit, Series 60, Rev., VAR, FGIC, LIQ: Goldman Sachs, 3.52%, 12/14/06	13,000
3,370	City of Detroit School District, Series 2003-28, GO, VAR, FGIC, Q-SBLF, LIQ: BNP Paribas, 3.51%, 12/02/06	3,370
27,900	City of Detroit, Sewer Disposal, Second Lien, Series E, Rev., VAR, FGIC, LIQ: Depfa Bank plc, 3.78%, 07/12/07	27,900

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,345	City of Detroit, Sewer Disposal, Senior Lien, Series C-1, Rev., VAR, FSA, 3.50%, 12/14/06	3,345
2,600	City of Grand Rapids, Water Supply, Rev., VAR, FGIC, LOC: Societe Generale, 3.47%, 12/13/06	2,600
5,270	East Lansing School District, Series RR-II-R-2188, GO, VAR, MBIA, Q-SBLF, LIQ: Citigroup Global Markets, 3.52%, 12/14/06	5,270
3,000	East Lansing School District, Municipal Securities Trust Receipts, Series SGA-114, GO, VAR, Q-SBLF, LIQ: Societe Generale, 3.53%, 12/13/06	3,000
20,745	Holt Public Schools, GO, VAR, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.50%, 12/14/06	20,745
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VAR, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.50%, 12/14/06	12,500
6,885	Michigan State Building Authority, Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Salomon Smith Barney, 3.52%, 12/14/06	6,885
7,495	Michigan State Hospital Finance Authority, Series PT-668, Rev., VAR, MBIA, 3.52%, 12/01/06	7,495
6,350	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/01/06	6,350
	Michigan State University,
2,500	Rev., VAR, 3.47%, 12/13/06	2,500
19,320	Series A, Rev., VAR, 3.47%, 12/13/06	19,320
3,005	Series A, Rev., VAR, 3.50%, 12/13/06	3,005
2,800	Series B, Rev., VAR, 3.47%, 12/13/06	2,800
11,800	Oakland University, Rev., VAR, FGIC, 3.53%, 12/13/06	11,800
1,000	Royal Oak Hospital Finance Authority, Rev., VAR, AMBAC, 3.60%, 12/08/06	1,000
25,825	Saline Area Schools, GO, VAR, Q-SBLF, LIQ: Helaba, 3.50%, 12/14/06	25,825
	State of Michigan,
2,775	Series D, Rev., GAN, VAR, FSA, 3.47%, 12/13/06	2,775
4,360	Series PT-2021, GO, VAR, 3.52%, 12/02/06	4,360
11,785	University of Michigan, Rev., VAR, 3.47%, 12/14/06	11,785
	University of Michigan, Hospital,
200	Series A, Rev., VAR, 3.57%, 12/08/06	200
2,300	Series B, Rev., VAR, 3.47%, 12/14/06	2,300
	University of Michigan, Medical Services Plan,
1,500	Series A, Rev., VAR, 3.52%, 12/13/06	1,500
150	Series A-1, Rev., VAR, 3.57%, 12/08/06	150
11,075	Wayne Charter County, Floating Rate Receipts, Series SG-122, Rev., VAR, LIQ: Societe Generale, 3.51%, 12/05/06	11,075

		265,200

	Minnesota — 0.7%
3,815	City of St. Louis Park, Catholic Finance Corp., Rev., VAR, LOC: Allied Irish Bank plc, 3.51%, 12/14/06	3,815
	Minneapolis & St. Paul Metropolitan Airports Commission, Municipal Securities Trust Receipts,
8,710	Series SG-136, Rev., VAR, FGIC, 3.52%, 12/04/06	8,710
9,000	Series SGA-127, Rev., VAR, FGIC, LIQ: Societe Generale, 3.53%, 12/13/06	9,000
17,000	Minnesota Higher Education Facilities Authority, Carleton College, Series 6-D, Rev., VAR, 3.40%, 12/14/06	17,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VAR, 3.55%, 12/14/06	5,000
5,440	Series J, Rev., VAR, AMT, 3.55%, 12/14/06	5,440
35,400	Series M, Rev., VAR, AMT, 3.55%, 12/14/06	35,400
9,215	Series N, Rev., AMT, 3.30%, 12/04/06	9,215
4,995	Minnesota Public Facilities Authority, PCR, Water, Series RR-II-R-31, Rev., VAR, LIQ: Citibank N.A., 3.52%, 12/14/06	4,995
7,995	Washington County Housing & Redevelopment Authority, Multi-Family Housing, Series PT-702, Rev., VAR, LIQ: FHLMC, 3.56%, 12/02/06	7,995

		106,570

	Mississippi — 0.1%
20,500	Perry County, Leaf River Forest Production, Rev., VAR, LOC: Suntrust Bank, 3.50%, 12/14/06	20,500

	Missouri — 0.9%
11,070	Bi-State Development Agency, Metropolitan District, Series PT-1593, Rev., VAR, FSA, 3.52%, 12/05/06	11,070
11,125	City of O’Fallon, Series PT-1396, COP, VAR, MBIA, 3.52%, 12/06/06	11,125
2,600	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VAR, LOC: Bank of America N.A., 3.57%, 12/02/06	2,600
	Missouri Higher Education Loan Authority, Student Loan,
3,000	Series B, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/13/06	3,000
1,600	Series B, Rev., VAR, MBIA, 3.53%, 12/13/06	1,600
1,190	Missouri Housing Development Commission, Series PT-1286, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.55%, 12/02/06	1,190
5,300	Missouri Housing Development Commission, Single Family Mortgage, Series L-5J, Regulation D, Rev., VAR, GNMA/FNMA, LIQ: Lehman Liquidity LLC, 3.61%, 12/13/06	5,300
	Missouri State Health & Educational Facilities Authority, SSM Healthcare Services,
17,950	Series A, Rev., VAR, MBIA, 3.72%, 12/08/06	17,950
3,400	Series C-2, Rev., VAR, FGIC, 3.47%, 12/13/06	3,400
4,400	Series C-3, Rev., VAR, FGIC, 3.49%, 12/13/06	4,400
20,935	Series C-4, Rev., VAR, FSA, 3.47%, 12/13/06	20,935
2,500	Series C-5, Rev., VAR, FGIC, 3.49%, 12/13/06	2,500
13,600	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/14/06	13,600
2,500	Missouri State Health & Educational Facilities Authority, EAGLE, Series 2002-6026, Class A, Rev., VAR, LIQ: Citibank N.A., 3.53%, 12/14/06	2,500

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

200	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VAR, 3.60%, 12/08/06	200
180	Municipal Securities Trust Certificates, Series 2005-236, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.55%, 12/13/06	180
27,135	University of Missouri, Series B, Rev., VAR, 3.54%, 12/08/06	27,135

		128,685

	Nebraska — 0.1%
3,285	NEBHELP, Inc., Multi-Modal, Series A-11, Rev., VAR, MBIA, 3.55%, 12/13/06	3,285
	Nebraska Investment Finance Authority,
4,835	Series E, Rev., VAR, 3.58%, 12/13/06	4,835
3,390	Series N-7, Regulation D, Rev., VAR, 3.61%, 12/13/06	3,390

		11,510

	Nevada — 0.9%
5,890	Clark County School District, Series PT-2406, GO, VAR, MBIA, 3.52%, 12/06/06	5,890
16,680	Clipper Tax-Exempt Certificate Trust Partner, Series 2005-37, Rev., VAR, 3.52%, 12/14/06	16,680
12,890	Eclipse Funding Trust, Solar Eclipse, Hender, Series 2006-0094, GO, VAR, MBIA, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	12,890
19,000	Las Vegas Valley Water District, Series B, GO, VAR, 3.75%, 12/08/06	19,000
	Nevada Housing Division, Multi-Unit Housing,
19,460	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.51%, 12/14/06	19,460
3,295	Series M, Rev., VAR, LOC: East West Bank, 3.51%, 12/14/06	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VAR, LOC: Heller Financial, Inc., 3.90%, 12/14/06 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VAR, LOC: Heller Financial, Inc., 3.90%, 12/14/06	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.51%, 12/14/06	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VAR, LOC: East West Bank, 3.51%, 12/14/06	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VAR, LOC: East West Bank, 3.51%, 12/14/06	5,520
5,385	Nevada Housing Division, Multi-Unit Housing, Sundance Village, Rev., VAR, LOC: Citibank N.A., 3.51%, 12/14/06	5,385
	State of Nevada,
4,800	Series PT-403, GO, VAR, 3.52%, 12/06/06	4,800
8,875	Series RR-II-R-4054, GO, VAR, FSA, LIQ: Citigroup Global Markets, 3.52%, 12/14/06	8,875

		127,275

	New Hampshire — 0.7%
66,710	New Hampshire Health & Education Facilities Authority, University of New Hampshire, Series B, Rev., VAR, XLCA, 3.50%, 12/13/06	66,710
	New Hampshire Higher Educational & Health Facilities Authority,
4,002	Series 772, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/14/06	4,002
9,200	Series PT-866, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/14/06	9,200
	New Hampshire Higher Educational & Health Facilities Authority, VHA New England, Inc.,
6,300	Series C, Rev., VAR, AMBAC, 3.50%, 12/13/06	6,300
7,250	Series D, Rev., VAR, AMBAC, 3.50%, 12/13/06	7,250
7,200	Series F, Rev., VAR, AMBAC, 3.50%, 12/13/06	7,200
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, Board Partnership Project, Rev., VAR, FNMA COLL AGMT, 3.50%, 12/13/06	5,200
1,690	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VAR, LOC: Bank of America N.A., 3.60%, 12/14/06	1,690

		107,552

	New Jersey — 2.2%
5,730	Burlington County Bridge Commissioner, Community Pooled Loan, Series PT-1546, Rev., VAR, 3.51%, 12/05/06	5,730
6,675	Hudson County Improvement Authority, Essential Purpose Pooled Loan, Rev., VAR, LOC: Bank of New York, 3.40%, 12/14/06	6,675
7,900	Mercer County Improvement Authority, Atlantic Foundation & Johnson, Rev., VAR, MBIA, 3.52%, 12/14/06	7,900
11,600	Municipal Securities Trust Certificates, Series 2001-175, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.51%, 12/13/06	11,600
	New Jersey EDA,
4,995	Series A, GO, VAR, AMBAC, LIQ: Citibank N.A., 3.51%, 12/14/06	4,995
19,400	Series PT-2805, Rev., VAR, AMBAC, FGIC, LIQ: Dexia Credit Local, 3.50%, 12/07/06	19,400
14,490	New Jersey EDA, Merlots, Series B-14, Rev., VAR, AMBAC, 3.51%, 12/13/06	14,490
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VAR, LOC: Bank of New York, 3.65%, 12/14/06	6,000
9,900	New Jersey EDA, Senior Care, Bayshore Health, Series A, Rev., VAR, LOC: Krediet Bank N.V., 3.38%, 12/07/06	9,900
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VAR, LOC: Fleet National Bank, 3.36%, 12/14/06	1,500
3,215	New Jersey Sports & Exposition Authority, State Contract, Series C, Rev., VAR, MBIA, 3.40%, 12/14/06	3,215
	New Jersey State Educational Facilities Authority,
10,500	Series B, Rev., VAR, 3.49%, 12/08/06	10,500
5,435	Series PT-1597, Rev., VAR, AMBAC, 3.51%, 12/02/06	5,435
5,210	Series PT-1599, Rev., VAR, 3.51%, 12/02/06	5,210
10,170	Series SG-148, Rev., VAR, LIQ: Societe Generale, 3.50%, 12/14/06	10,170
170,000	New Jersey State Tax, TRAN, 4.50%, 06/22/07	170,914
8,482	New Jersey Transportation Trust Fund Authority, Series 941-D, Rev., VAR, FSA-CR, LIQ: Morgan Stanley Municipal Funding, 3.50%, 12/14/06	8,481

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	New Jersey Transportation Trust Fund Authority, Merlots,
5,700	Series B-04, Rev., VAR, MBIA, 3.51%, 12/13/06	5,700
10,695	Series B-23, Rev., VAR, AMBAC-TCRS-BNY, 3.51%, 12/13/06	10,695
16,895	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation Systems, Series ROCS-RR-II-7012, Rev., VAR, FSA, LIQ: Citibank N.A., 3.51%, 12/14/06	16,895

		335,405

	New Mexico — 0.3%
13,141	City of Albuquerque, Airport, Sub Lien, Rev., VAR, AMBAC, 3.46%, 12/13/06	13,141
6,405	New Mexico Finance Authority, RR-II-R-2118, Rev., VAR, AMBAC, LIQ: Citigroup Global Markets, 3.52%, 12/14/06	6,405
	New Mexico Mortgage Finance Authority,
2,335	Series PT-1308, Rev., VAR, GNMA/FNMA/FHLMC, 3.55%, 12/01/06	2,335
2,475	Series PT-1378, Rev., VAR, GNMA/FNMA/FHLMC, 3.55%, 12/03/06	2,475
20,000	State of New Mexico, TRAN, Rev., 4.50%, 06/29/07	20,085

		44,441

	New York — 10.8%
24,795	ABN AMRO Munitops Certificate Trust, Series 2002-19, Rev., VAR, MBIA-IBC, 3.51%, 12/14/06	24,795
	Bank of New York Municipal Certificates Trust,
5,285	Rev., VAR, 3.60%, 12/14/06	5,285
13,597	Series B, Rev., VAR, 3.60%, 12/14/06	13,596
22,720	Series PA-892, Rev., VAR, 3.55%, 12/14/06	22,720
5,100	City of New York, Sub Series H-4, GO, VAR, AMBAC, 3.50%, 12/13/06	5,100
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.48%, 12/14/06	14,210
10,705	Series 2006-2028, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.48%, 12/14/06	10,705
53,060	Liberty Development Corp., Series PT-1416, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.50%, 12/14/06	53,060
	Long Island Power Authority, Electric Systems,
900	Series D, Rev., VAR, FSA, 3.48%, 12/13/06	900
9,995	Series PA-513-R, Rev., VAR, FSA, 3.51%, 12/05/06	9,995
4,800	Series PT-386, Rev., 3.52%, 12/01/06	4,800
	Metropolitan Transportation Authority,
20,162	Series 823-D, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding 3.50%, 12/14/06	20,162
20,687	Series 848-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.50%, 12/14/06	20,687
920	Series A3, GO, VAR, XLCA, 3.43%, 12/14/06	920
15,400	Series E-1, Rev., VAR, LOC: Fortis Bank N.V., 3.45%, 12/14/06	15,400
250	Series G, Rev., VAR, 3.62%, 12/01/26	250
6,700	Series PA-1042R, Rev., VAR, MBIA, 3.52%, 12/06/06	6,700
500	Sub Series G-2, Rev., MBIA, VAR, LOC: BNP Paribas, 3.58%, 12/08/06	500
48,500	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., VAR, FSA, 3.44%, 12/14/06	48,500
11,975	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VAR, 3.51%, 12/13/06	11,975
6,420	Monroe County Airport Authority, Series PA-585, Rev., VAR, MBIA, 3.53%, 12/02/06	6,420
	Municipal Securities Trust Certificates,
1,300	Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.67%, 12/08/06 (e)	1,300
7,555	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.50%, 12/13/06 (e)	7,555
8,600	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.50%, 12/13/06 (e)	8,600
10,160	Series 2006-262, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.55%, 12/13/06	10,160
20,415	Series 2006-267, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.55%, 12/13/06	20,415
5,000	Series 5020, Class A, Rev., VAR, LIQ: Branch Banking & Trust, 3.60%, 12/13/06	5,000
6,800	Nassau Health Care Corp., Sub Series 2004-C3, Rev., VAR, FSA, 3.47%, 12/14/06	6,800
	New York City,
10,300	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.45%, 12/13/06	10,300
4,995	Series PA- 878, GO, VAR, MBIA-IBC, 3.51%, 12/06/06	4,995
44,400	Sub Series A-2, GO, VAR, LOC: Bank of America N.A., 3.43%, 12/13/06	44,400
20,550	Sub Series A-3, GO, VAR, LOC: BNP Paribas, 3.45%, 12/13/06	20,550
2,000	Sub Series A-6, GO, VAR, FSA, 3.62%, 12/08/06	2,000
5,100	Sub Series A-6, GO, VAR, LOC: Helaba, 3.45%, 12/13/06	5,100
8,900	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 3.45%, 12/13/06	8,900
21,575	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 3.43%, 12/13/06	21,575
2,000	Sub Series C-5, GO, VAR, LOC: Bank of New York, 3.41%, 12/13/06	2,000
30,000	Sub Series E-4, GO, VAR, LOC: Bank of America, N.A., 3.47%, 12/14/06	30,000
20,815	Sub Series G-2, GO, VAR, LOC: Bank of Nova Scotia, 3.43%, 12/13/06	20,815
3,100	Sub Series H-2, GO, VAR, MBIA, 3.58%, 12/08/06	3,100
300	Sub Series H-2, GO, VAR, MBIA, 3.62%, 12/08/06	300
14,085	Sub Series H-2, GO, VAR, LOC: Bank of New York, 3.41%, 12/13/06	14,085
7,250	Sub Series H-2, GO, VAR, LOC: Bank of Nova Scotia, 3.43%, 12/13/06	7,250
3,860	Sub Series H-3, GO, VAR, LOC: Bank of New York, 3.50%, 12/13/06	3,860
9,755	Sub Series H-5, GO, VAR, LOC: Dexia Credit Local, 3.45%, 12/13/06	9,755
1,700	Sub Series H-6, GO, VAR, MBIA, 3.40%, 12/13/06	1,700
	New York City Housing Development Corp.,
6,000	Series A, Rev., VAR, AMT, LOC: Bank of New York, 3.52%, 12/13/06	6,000
15,000	Series A, Rev., VAR, FNMA COLL AGMT, 3.50%, 12/13/06	15,000
12,800	Series VA, Rev., VAR, LOC: Citibank N.A., 3.48%, 12/13/06	12,800
13,800	New York City Housing Development Corp. Urban Horizons, Series II-A, Rev., VAR, LOC: Citibank N.A., 3.48%, 12/13/06	13,800
9,250	New York City Housing Development Corp., Chelsea Arms, Series A, Rev, VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	9,250
6,950	New York City Housing Development Corp., Mortgage Parkview Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.52%, 12/13/06	6,950

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,800	New York City Housing Development Corp., Mortgage-55 Pierrepont Development, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 12/13/06	2,800
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VAR, FNMA COLL AGMT, 3.45%, 12/13/06	3,070
10,900	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower, Series A, Rev., VAR, FNMA COLL AGMT, 3.50%, 12/13/06	10,900
10,700	New York City Housing Development Corp., Thessalonica Court, Series A, Rev., VAR, LOC: Citibank N.A., 3.48%, 12/13/06	10,700
20,000	New York City IDA, Series PT-1458, Rev., VAR, FGIC, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/14/06	20,000
20,000	New York City IDA, Liberty Facilities Hanson Office, Rev., VAR, LOC: ING Bank N.V., 3.47%, 12/14/06	20,000
400	New York City IDA, Municipal Securities Trust Receipts, Series SGA-110, Rev., VAR, LOC: Societe Generale, 3.50%, 12/13/06	400
	New York City Municipal Water Finance Authority,
7,180	ROCS RR II R 385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.52%, 12/14/06	7,180
26,200	Series C, Rev., VAR, FGIC, 3.65%, 12/08/06	26,200
14,500	Series PA-454, Rev., VAR, FGIC, 3.52%, 12/05/06	14,500
1,300	Sub Series F-1, Rev., VAR, 3.41%, 12/07/06	1,300
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
200	Series AA-3, Rev., VAR, 3.47%, 12/14/06	200
25,000	Series CC-1, Rev., VAR, 3.62%, 12/08/06	25,000
600	New York City Municipal Water Finance Authority, Municipal Securities Trust Receipts, Series SGB-27, Rev., VAR, FSA-CR, LIQ: Societe Generale, 3.50%, 12/14/06	600
	New York City Municipal Water Finance Authority, Water & Sewer System,
5,885	Series PA-1076, Rev., VAR, 3.53%, 12/03/06	5,885
9,895	Series PA-1085, Rev., VAR, FGIC, 3.51%, 12/03/06	9,895
1,500	Sub Series C-3, Rev., VAR, 3.55%, 12/08/06	1,500
	New York City Transitional Finance Authority,
8,995	Series PA-1043-R, Rev., VAR, 3.52%, 12/01/06	8,995
45,260	Sub Series 2-C, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.48%, 12/13/06	45,260
9,485	Sub Series 2-E, Rev., VAR, 3.41%, 12/13/06	9,485
	New York City Transitional Finance Authority, Future Tax Secured,
14,400	Series A-2, Rev., VAR, 3.45%, 12/13/06	14,400
2,500	Series C, Rev., VAR, 3.57%, 12/08/06	2,500
600	Sub Series C-5, Rev., VAR, 3.57%, 12/08/06	600
	New York City Transitional Finance Authority, New York City Recovery,
4,400	Sub Series 1A, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 3.45%, 12/13/06	4,400
8,075	Sub Series 3-H, Rev., VAR, 3.57%, 12/08/06	8,075
	New York City Trust for Cultural Resources,
14,790	Rev., VAR, RADIAN, 3.44%, 12/14/06	14,790
7,910	Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanly Dean Witter, 3.50%, 12/14/06	7,910
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.67%, 12/08/06	1,100
4,300	New York City, Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VAR, FNMA COLL AGMT, 3.45%, 12/13/06	4,300
	New York City, Municipal Securities Trust Receipts,
9,000	Series SGA-51, GO, VAR., AMBAC, 3.50%, 12/13/06	9,000
2,500	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.48%, 12/14//06	2,500
	New York Local Government Assistance Corp.,
1,700	Series B, Rev., VAR, LOC: Bank of Nova Scotia, 3.45%, 12/13/06	1,700
16,800	Series F, Rev., VAR, LOC: Societe Generale, 3.38%, 12/13/06	16,800
7,900	Series G, Rev., VAR, LOC: Bank of Nova Scotia, 3.40%, 12/13/06	7,900
	New York Local Government Assistance Corp., Floating Rate Receipts,
5,500	Series SG-99, Rev., VAR, AMBAC, 3.50%, 12/06/06	5,500
10,300	Series SG-100, Rev., VAR, MBIA-IBC, 3.50%, 12/06/06	10,300
12,350	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VAR, FSA, 3.45%, 12/13/06	12,350
	New York State Dormitory Authority,
20,800	Series B, Rev., VAR, 3.44%, 12/14/06	20,800
5,000	Series PA-409, Rev., VAR, AMBAC, FHA, 3.52%, 12/04/06	5,000
11,100	Series PA-419, Rev., VAR, 3.52%, 12/04/06	11,100
6,445	Series PA-773-R, Rev., VAR, MBIA-IBC, 3.52%, 12/06/06	6,445
15,470	Series PA-1088, Rev., VAR, AMBAC, FHA, 3.52%, 12/02/06	15,470
7,120	Series PA-1089, Rev., VAR, AMBAC, FHA, 3.52%, 12/02/06	7,120
17,845	Series PA-1158, Rev., VAR, LIQ: Morgan Stanley Municipal Funding 3.50%, 12/14/06	17,845
35,645	Series PA-1322, Rev., VAR, FHA, LIQ: Morgan Stanley Municipal Funding, 3.50%, 12/14/06	35,645
9,730	Series PT-1447, Rev., VAR, MBIA, 3.52%, 12/05/06	9,730
6,785	Series PT-1621, Rev., VAR, MBIA, 3.52%, 12/05/06	6,785
7,925	Series PT-2240, Rev., VAR, FSA-CR, 3.52%, 12/04/06	7,925
	New York State Dormitory Authority, Mental Health Services,
13,480	Sub Series D2-B, Rev., VAR, FSA, 3.44%, 12/14/06	13,480
11,900	Sub Series D2-D, Rev., VAR, AMBAC, 3.43%, 12/14/06	11,900
5,000	Sub Series D2-E, Rev., VAR, 3.43%, 12/14/06	5,000
6,500	Sub Series D2-H, Rev., VAR, 3.43%, 12/14/06	6,500
4,570	New York State Dormitory Authority, New York Public Library, Series A, Rev., VAR, MBIA, 3.45%, 12/13/06	4,570
6,000	New York State Energy Research & Development Authority, Series C-1, Rev., VAR, LOC: Citibank N.A., 3.48%, 12/13/06	6,000
10,000	New York State Energy Research & Development Authority, Orange & Rockland Project, Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 3.40%, 12/13/06	10,000
10,450	New York State Energy Research & Development Authority, PCR, Series PA-450, Rev., VAR, AMBAC, 3.52%,12/02/06	10,450
	New York State Environmental Facilities Corp.,
4,995	Series PA-174, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.52%, 12/04/06	4,995
15,000	Series PA-1261, Rev., VAR, MBIA, 3.52%, 12/05/06	15,000
	New York State Environmental Facilities Corp., Clean Water & Drinking,
11,650	PA-1165, Rev., VAR, 3.52%, 12/07/06	11,650
17,972	Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.50%, 12/14/06	17,972

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,000	New York State Housing Development Authority, 101 West End, Series 883, Rev., VAR, FNMA, LIQ: FNMA, 3.48%, 12/13/06	8,000
	New York State Housing Finance Agency,
13,950	Series C, Rev., VAR, LOC: Dexia Credit Local, 3.45%, 12/13/06	13,950
14,000	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 3.45%, 12/13/06	14,000
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	5,900
11,000	New York State Housing Finance Agency, Kew Gardens Hills, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	11,000
20,550	New York State Housing Finance Agency, Liberty, Rev., VAR, FHLMC, LIQ: FHLMC, 3.45%, 12/13/06	20,550
7,100	New York State Housing Finance Agency, Multi-Family Housing, Series A, Rev., VAR, FNMA COLL, LIQ: FNMA, 3.50%, 12/13/06	7,100
5,695	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.57%, 12/13/06	5,695
11,300	New York State Housing Finance Agency, Theater Row, Rev, VAR, FHLMC, LIQ: FHLMC, 3.50%, 12/13/06	11,300
2,000	New York State Housing Finance Agency, Union Square South Housing, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	2,000
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.50%, 12/13/06	10,000
18,000	New York State Housing Finance Agency, West 38 Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.48%, 12/13/06	18,000
	New York State Housing Finance Agency, Worth Street,
1,800	Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	1,800
2,100	Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	2,100
3,400	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	3,400
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.48%, 12/13/06	4,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VAR, LOC: FNMA, 3.50%, 12/13/06	4,200
1,900	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.48%, 12/13/06	1,900
15,400	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	15,400
	New York State Mortgage Agency, Homeowner Mortgage,
10,000	Series 122, Rev., VAR, AMT, 3.50%, 12/13/06	10,000
31,500	Series 125, Rev., VAR, AMT, 3.56%, 12/13/06	31,500
11,415	New York State Thruway Authority, Series PA-532, Rev., GO, VAR, LIQ: Merrill Lynch Capital Services, 3.52%, 12/07/06	11,415
11,080	New York State Thruway Authority, EAGLE, Series 720053022, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.52%, 12/14/06	11,080
21,625	New York State Thruway Authority, Municipal Securities Trust Receipts, Series SGA-150, Rev., VAR, LIQ: Societe Generale, 3.50%, 12/13/06	21,625
6,200	New York State Urban Development Corp., Series SG-163, Rev., VAR, 3.50%, 12/04/06	6,200
12,525	New York State Urban Development Corp., State Facilities & Equipment, Sub Series A3-A, Rev., VAR, CIFG, 3.45%, 12/14/06	12,525
18,060	Onondaga County IDA, Reference Solvay Paperboard Project, Rev., VAR, LOC: Citibank N.A., 3.57%, 12/14/06	18,060
8,070	Port Authority of New York & New Jersey, Series PT-2263, Rev., VAR, FGIC-TCRS, 3.51%, 12/06/06	8,070
6,455	Port Authority of New York & New Jersey, Trust Receipts, Series 10, Class F, Rev., VAR, FSA, 3.53%, 12/14/06	6,455
11,525	Solar Eclipse Funding Trust, Series 2006-0112, Rev., VAR, FSA-CR, LIQ: U.S. Bank N.A., 3.48%, 12/14/06	11,525
20,000	State of New York, Series B, GO, VAR, LOC: Dexia Credit Local, 3.60%, 01/16/07	20,000
18,145	Tobacco Settlement Financing Authority, TOCS, Series C, Rev., VAR, AMT, LIQ: Goldman Sachs, 3.56%, 12/14/06	18,145
	Triborough Bridge & Tunnel Authority,
8,000	Series B, Rev., VAR, FSA, 3.45%, 12/13/06	8,000
5,795	Series D, Rev., VAR, FSA, 3.42%, 12/13/06	5,795
2,350	Series M1J, Regulation D, Rev., VAR, MBIA-IBC, 3.51%, 12/13/06	2,350
12,080	Series PT-1090, Rev., VAR, MBIA-IBC, 3.52%, 12/06/06	12,080
595	Series PT-2017, Rev., VAR, MBIA, 3.52%, 12/02/06	595
2,100	Triborough Bridge & Tunnel Authority, General Purpose, Series C, Rev., VAR, AMBAC, 3.42%, 12/13/06	2,100

		1,618,287

	North Carolina — 2.8%
9,900	Buncombe County Metropolitan Sewerage District, Series PA-892, Rev., VAR, XLCA, 3.52%, 12/14/06	9,900
	City of Charlotte,
21,600	Series B, Rev., VAR, 3.45%, 12/14/36	21,600
8,405	Series B, Rev., VAR, 3.50%, 12/14/06	8,405
10,955	City of Charlotte, Airport, Series D, Rev., VAR, MBIA, 3.46%, 12/13/06	10,955
32,300	City of Charlotte, Transit Project, TRAN, COP, VAR, 3.45%, 12/13/06	32,300
1,500	City of Durham, Water & Sewer Utility Systems, Rev., VAR, 3.53%, 12/13/06	1,500
	City of Greensboro, Enterprise Systems,
2,500	Series B, Rev., VAR, 3.50%, 12/13/06	2,500
20,190	Series B, Rev., VAR, LIQ: Wachovia Bank N.A., 3.50%, 12/13/06	20,190
5,000	City of Winston-Salem, Water & Sewer Systems, Series B, Rev., VAR, 3.48%, 12/13/06	5,000
	Fayetteville Public Works Commission,
8,605	Rev., VAR, FSA, 3.47%, 12/13/06	8,605

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,500	Series A, Rev., VAR, FSA, 3.47%, 12/13/06	4,500
39,175	Guilford County, Series PA-892, GO, VAR, 3.50%, 12/14/06	39,175
300	Guilford County Industrial Facilities & Pollution Control Financing Authority, IDA, Neal Manufacturing, Inc., Rev., VAR, LOC: Bank Of America N.A., 3.55%, 12/14/06	300
9,060	Henderson County, Series PA-892, COP, VAR, AMBAC, 3.52%, 12/05/06	9,060
4,800	Iredell County Public Facilities Corp., Iredell County Schools Project, Rev., VAR, AMBAC, 3.50%, 12/14/06	4,800
5,000	Mecklenburg County, Series C, GO, VAR, LIQ: Bank of America N.A., 3.50%, 12/13/06	5,000
8,530	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/14/06	8,530
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.48%, 12/14/06	10,255
8,225	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/13/06	8,225
3,995	North Carolina Housing Finance Agency, Series 2003-L44J, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.64%, 12/13/06	3,995
5,335	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.50%, 12/13/06	5,335
	North Carolina Housing Finance Agency, Home Ownership,
13,350	Series 16-C, Rev., VAR, LIQ: Bank of America N.A., 3.50%, 12/13/06	13,350
1,000	Series 17-C, Rev., VAR, LIQ: Bank of America N.A., 3.50%, 12/13/06	1,000
6,105	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VAR, 3.46%, 12/06/06	6,105
	North Carolina Medical Care Commission, Duke University Health System,
3,900	Series B, Rev., VAR, 3.45%, 12/13/06	3,900
3,780	Series C, Rev., VAR, 3.45%, 12/13/06	3,780
7,100	North Carolina Medical Care Commission, Firsthealth Carolinas Project, Rev., VAR, 3.47%, 12/13/06	7,100
2,400	North Carolina Medical Care Commission, Lincoln Health Systems Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/14/06	2,400
33,250	North Carolina Medical Care Commission, Moses Cone Health Systems, Series A, Rev., VAR, 3.48%, 12/14/06	33,250
10,200	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project, Rev., VAR, 3.50%, 12/14/06	10,200
39,150	North Carolina Medical Care Commission, Northeast Medical Center Project, Series A, Rev., VAR, 3.47%, 12/13/06	39,150
5,100	North Carolina Medical Care Commission., Pooled Equipment Financing Project, Rev., VAR, MBIA, 3.53%, 12/12/06	5,100
15,000	North Carolina Medical Care Commission, Union Regulation Medical Center Project, Series B, Rev., VAR, LOC: Wachovia Bank N.A, 3.50%, 12/14/06	15,000
14,900	North Carolina State University at Raleigh, Series B, Rev., VAR, 3.43%, 12/13/06	14,900
7,140	Raleigh Durham Airport Authority, Rev., VAR, FGIC, 3.50%, 12/13/06	7,140
5,560	State of North Carolina, Public Improvement, Series D, GO, VAR, 3.50%, 12/13/06	5,560
13,900	Union County, Series B, GO, VAR, 3.45%, 12/14/06	13,900
16,000	University of North Carolina, Series C, Rev., VAR, 3.42%, 12/13/06	16,000

		417,965

	North Dakota — 0.4%
3,810	North Dakota State Housing Finance Agency, Series RR-II-R-140, Rev., VAR, LIQ: Citibank N.A., 3.55%, 12/14/06	3,810
	North Dakota State Housing Finance Agency, Home Mortgage,
16,100	Series A, Rev., VAR, 3.54%, 12/13/06	16,100
9,205	Series B, Rev., VAR, 3.54%, 12/13/06	9,205
23,220	Series C, Rev., VAR, 3.54%, 12/13/06	23,220

		52,335

	Ohio — 0.5%
6,305	Cincinnati City School District, Series RR-II-R-4049, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.52%, 12/14/06	6,305
1,750	City of Cleveland, Water and Wastewater Systems, Series M, Rev., VAR, FSA, 3.46%, 12/14/06	1,750
7,805	Franklin County, Franklin Hospital, Series ROCS-II-R-55, Rev., VAR, LIQ: Citigroup Global Markets, 3.52%, 12/01/06	7,805
3,700	Franklin County, Hospital, OhioHealth Corp., Series D, Rev., VAR, LOC: National City Bank, 3.46%, 12/13/06	3,700
7,800	Franklin County, Trinity Health Credit, Series C-1, Rev, VAR, FGIC, 3.48%, 12/13/06	7,800
3,000	Hamilton County, Healthcare Facilities, Twin Towers & Twin Lakes, Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.66%, 12/06/06	3,000
16,300	Montgomery County, Catholic Health, Series B-2, Rev., VAR, 3.48%, 12/13/06	16,300
7,390	Municipal Securities Trust Certificates, Series 9047, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.51%, 12/13/06	7,390
4,995	Ohio State Turnpike Commission, Series RR-II-R-51, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.52%, 12/14/06	4,995
10,200	Ohio State Water Development Authority, Multi-Modal, Water Development, Rev., VAR, LOC: Northern Trust Co., 3.58%, 12/13/06	10,200
7,755	State of Ohio, Series RR II-R-208, GO, VAR, FSA, LIQ: Citibank N.A., 3.52%, 12/14/06	7,755

		77,000

	Oklahoma — 0.4%
28,500	Oklahoma Turnpike Authority, Second Senior Lien, Series B, Rev., VAR, XLCA, 3.48%, 12/14/06	28,500

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

9,000	Payne County EDA, OSUF Phase III Student Project, Series B, Rev., VAR, AMBAC, 3.49%, 12/14/06	9,000
9,600	Payne County EDA, Student Housing, OSUF Phase III Project, Rev., VAR, AMBAC, 3.51%, 12/14/06	9,600
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/14/06	10,490
6,500	Tulsa Industrial Authority, Justin Industries Project, Rev., VAR, LOC: Bank of New York, 3.50%, 12/14/06	6,500

		64,090

	Oregon — 0.9%
6,000	Oregon Health & Science University, OSHU Medical Group Project, Series A, Rev., VAR, LOC: Bank of New York, 3.50%, 12/13/06	6,000
9,290	Oregon State Department of Administrative Services, Series 89, COP, VAR, MBIA, LIQ: BNP Paribas, 3.51%, 12/04/06	9,290
5,140	Oregon State Department of Administrative Services, State Lottery, Series PT-1394, Rev., VAR, FSA, 3.52%, 12/05/06	5,140
47,035	Oregon State Department of Transportation, Series B-2, Rev., VAR, LIQ: Dexia Credit Local, 3.40%, 12/14/06	47,035
15,000	Oregon State Housing & Community Services Department, Series I, Rev., VAR, AMT, 3.50%, 12/13/06	15,000
7,785	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.59%, 12/14/06	7,785
5,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series L, Rev., VAR, 3.50%, 12/13/06	5,000
12,445	Portland Housing Authority, Housing Authority, Civic Apartments Redevelopment, Rev., VAR, FHLMC, LOC: Wells Fargo Bank, N.A., 3.51%, 12/14/06	12,445
	State of Oregon,
725	Series A-18, Regulation D, GO, VAR, 3.59%, 12/13/06	725
10,635	Series 229, Rev., VAR, 3.53%, 12/02/06	10,635
21,600	State of Oregon, Veterans Welfare, Series 83, GO, VAR, 3.47%, 12/13/06	21,600

		140,655

	Other Territory — 7.5%
	ABN AMRO Munitops Certificate Trust,
31,495	Series 1999-6, Rev., VAR, PSF-GTD, 3.51%, 12/14/06 (e)	31,495
10,000	Series 1999-9, Rev., VAR, PSF-GTD, 3.51%, 12/14/06 (e)	10,000
13,280	Series 2000-10, Rev., VAR, MBIA, 3.51%, 12/14/06 (e)	13,280
16,685	Series 2000-13, Class C, Rev., VAR, PSF-GTD, 3.51%, 12/14/06	16,685
9,850	Series 2001-10, GO, VAR, MBIA, 3.53%, 12/14/06	9,850
15,010	Series 2001-21, GO, VAR, MBIA, 3.53%, 12/14/06	15,010
11,000	Series 2001-26, GO, VAR, PSF-GTD, 3.52%, 12/14/06	11,000
10,310	Series 2001-27, Rev., VAR, FSA, 3.60%, 12/08/06	10,310
9,995	Series 2002-3, Rev., VAR, GNMA COLL, 3.59%, 12/14/06	9,995
5,500	Series 2002-16, GO, VAR, PSF-GTD, 3.53%, 12/14/06 (e)	5,500
4,820	Series 2002-37, Rev., VAR, FHA, GNMA COLL, 3.76%, 12/08/06	4,820
10,750	Series 2004-8, GO, VAR, AMBAC, 3.65%, 01/11/07	10,750
16,280	Series 2004-43, GO, VAR, FGIC, 3.53%, 12/14/06	16,280
20,645	ABN AMRO Munitops Certificate Trust, Multi-State, Series 2002-1, Rev., VAR, 3.64%, 12/08/06	20,645
	Clipper Tax-Exempt Certificate Trust,
27,713	Series 2002-9, COP, VAR, LIQ: State Street Bank & Trust Co., 3.63%, 12/14/06	27,713
12,243	Series 2005-15, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.57%, 12/14/06	12,243
4,525	Series 2005-16, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.57%, 12/14/06	4,525
1,373	Clipper Tax-Exempt Certificate Trust Partner, Series 1999-2, COP, VAR, 3.63%, 12/14/06	1,373
	Clipper Tax-Exempt Certificate Trust Partner, Multi-State,
7,446	Series PA-892, Rev., VAR, 3.63%, 12/14/06	7,446
12,015	Series 2005-30, Rev., VAR, 3.63%, 12/14/06	12,015
17,315	Eagle Tax-Exempt Trust, Rev., VAR, MBIA, LIQ: Bayensche Landesbank, 3.52%, 12/14/06	17,315
	Eagle Tax Exempt Trust, Weekly Partner Certificate,
14,850	Series 2000-3208, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.52%, 12/14/06	14,850
5,900	Series 2001-3801, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.53%, 12/14/06	5,900
2,420	Series 2001-4303, Class A, Rev., VAR, LIQ: Citibank N.A., 3.53%, 12/14/06	2,420
10,475	Series 2001-4304, Class A, GO, VAR, PSF-GTD, LIQ: Citibank N.A., 3.53%, 12/14/06	10,475
7,000	Series 2002-0301, Class A, Rev., VAR, LIQ: Citibank N.A, 3.53%, 12/14/06	7,000
3,000	Series 2002-4302, Rev., VAR, FSA, LIQ: Citibank N.A., 3.53%, 12/14/06	3,000
	Eagle Tax Exempt Trust, Weekly Options Mode,
1,230	Series 1994-4904, GO, VAR, LIQ: Citibank N.A, 3.56%, 12/14/06	1,230
2,000	Series 2000-1601, Rev., VAR, LIQ: Citibank N.A., 3.53%, 12/14/06	2,000
	Eagle Tax Exempt Trust, Weekly Partner Certificate,
10,000	Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.53%, 12/14/06	10,000
6,000	Series 2000-1003, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.53%, 12/14/06	6,000
26,337	GS Pool Trust, Series 77, Rev., VAR, LIQ: Goldman Sachs, 3.58%, 12/14/06	26,337
46,885	Medium Term Tax-Exempt Multifamily Housing Trust, Series PT-274, Rev., VAR, 3.61%, 12/01/06	46,885
8,045	Municipal Securities Pool Trust, Series SG-P-18, Rev., VAR, LIQ: Societe Generale, 3.61%, 12/04/06	8,045
11,120	Municipal Securities Pool Trust, Trust Receipts, Series SG-PG-17, Rev., VAR, LIQ: Societe Generale, 3.61%, 12/05/06	11,120
	Puttable Floating Option Tax-Exempt Receipts,
230,605	Series PPT-1, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.73%, 12/04/06	230,605
325,480	Series PPT-2, Rev., VAR, 3.73%, 12/05/06	325,480
24,165	Series PPT-3, Rev., VAR, 3.73%, 12/03/06	24,165
8,500	Series PPT-12, Rev., 4.27%, 12/06/06	8,500
47,680	Series PPT-12, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.61%, 09/05/06	47,680

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

21,005	Series PPT-16, Rev., VAR, 3.58%, 02/01/07	21,005
31,615	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A Certificates, Rev., VAR, FHLMC, LIQ: FHLMC, 3.55%, 12/05/06	31,615
9,405	SunAmerica Trust, Series 2, Class A Certificates, Rev., VAR, FHLMC, LIQ: FHLMC, 3.63%, 12/14/06	9,405

		1,121,967

	Pennsylvania — 3.1%
6,745	Allegheny County Hospital Development Authority, Series PA-748, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.53%, 12/06/06	6,745
10,000	Allegheny County Hospital Development Authority, University of Pittsburg Medical Center, Series B-1, Rev., VAR, 3.61%, 12/14/06	10,000
8,120	Berks County IDA, Health Care-Lutheran Services, Series A, Rev., VAR, AMBAC, LIQ: Wachovia Bank N.A., 3.48%, 12/13/06	8,120
4,370	Berks County IDA, Kutztown University Foundation Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 12/14/06	4,370
13,380	Bucks County IDA, Law School Admission Council, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 12/13/06	13,380
4,285	Chester County Health & Educational Facilities Authority, Barclay Friends Project, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 12/13/06	4,285
	City of Philadelphia,
10,000	Series 720050050, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.53%, 12/14/06	10,000
15,000	TRAN, GO, 4.50%, 06/29/07	15,061
340	City of Philadelphia, Gas Works, Series PA-1144, Rev., VAR, FSA, 3.51%, 12/01/06	340
4,900	City of Philadelphia IDA, 30th Street Station Project, Rev., VAR, MBIA, LIQ: Royal Bank of Scotland, 3.60%, 12/04/06	4,900
16,465	City of Philadelphia, Water & Wastewater Systems, Rev., VAR, FSA, 3.46%, 12/13/06	16,465
7,865	Cornwall Lebanon School District, Series PT-2765, GO, VAR, FSA, 3.51%, 12/04/06	7,865
	Delaware Valley Regional Financial Authority, Local Government,
3,200	Rev., VAR, LOC: National Australia Bank, 3.48%, 12/13/06	3,200
14,100	Series A, Rev., VAR, LOC: National Australia Bank, 3.48%, 12/13/06	14,100
14,400	Series D, Rev., VAR, LOC: National Australia Bank, 3.48%, 12/13/06	14,400
11,600	Emmaus General Authority, Loan Project, Series A, Rev., VAR, FSA, 3.50%, 12/14/06	11,600
4,040	Erie County Hospital Authority, Series PT-820, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/14/06	4,040
5,000	Harrisburg Authority, Water, Series A, Rev., VAR, FGIC, 3.53%, 12/14/06	5,000
9,475	Luzerne County IDA, Series RR-II-R-393, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.52%, 12/14/06	9,475
13,330	Montgomery County IDA, PCR, Exelon Corp., Rev., VAR, LOC: Wachovia Bank N.A., 3.50%, 12/13/06	13,330
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manor Apartments Project,
4,710	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.47%, 12/1406	4,710
1,900	Series T-2, Rev., VAR, FNMA, LIQ: FNMA, 3.47%, 12/14/06	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.47%, 12/14/06	10,000
9,890	Municipal Securities Trust Certificates, Series 2001-9022, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.51%, 12/13/06	9,890
6,700	North Wales Water Authority, Rev., VAR, FSA, 3.47%, 12/14/06	6,700
6,400	Northampton County Higher Education Authority, Lafayette College, Series A, Rev., VAR, 3.47%, 12/07/06	6,400
37,000	Octorara Area School District, GO, VAR, FSA, 3.48%, 12/14/06	37,000
7,600	Pennsylvania Convention Center Authority, Series PT-1224, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.51%, 12/06/06	7,600
3,475	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.52%, 12/13/06	3,475
	Pennsylvania Higher Education Assistance Agency, Student Loan,,
10,500	Series B, Rev., VAR, AMBAC, 3.53%, 12/13/06	10,500
13,250	Series C, Rev., VAR, AMBAC, 3.53%, 12/13/06	13,250
3,800	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.47%, 12/14/06	3,800
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
5,505	Series 83-B, Rev., VAR, AMT, 3.52%, 12/13/06	5,505
19,140	Series 85-B, Rev., VAR, 3.52%, 12/13/06	19,140
17,000	Series 85-C, Rev., VAR, 3.52%, 12/13/06	17,000
12,800	Series 86-B, Rev., VAR, 3.55%, 12/13/06	12,800
31,080	Series 87-B, Rev., VAR, AMT, 3.52%, 12/13/06	31,080
1,820	Series 90-C, Rev., VAR, AMT, 3.52%, 12/13/06	1,820
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VAR, 3.50%, 12/13/06	12,300
6,300	Series B, Rev., VAR, 3.48%, 12/14/06	6,300
12,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health Services, Series C, Rev., VAR, LOC: PNC Bank N.A., 3.50%, 12/14/06	12,000
	Sayre Health Care Facilities Authority, VHR Pennsylvania Capital Financing Project,
3,900	Series B, Rev., VAR, AMBAC, LIQ: Bank of New York, 3.50%, 12/13/06	3,900
945	Series F, Rev., VAR, AMBAC, LIQ: Mellon Bank, 3.50%, 12/13/06	945
11,000	Series M, Rev., VAR, AMBAC, LIQ: Bank of New York, 3.50%, 12/13/06	11,000
	Southcentral General Authority,
3,865	Rev., VAR, AMBAC, 3.46%, 12/13/06	3,865
10,000	Rev., VAR, AMBAC, 3.53%, 12/14/06	10,000
15,000	University of Pittsburgh, University Capital Project, Commonwealth System of Higher Education, Series B, Rev., VAR, 3.45%, 12/13/06	15,000

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements, Sub Series 96-C, Rev., VAR, FSA, 3.48%, 12/14/06	3,700

		458,256

	Rhode Island — 0.6%
10,200	Narragansett Bay Commission, Wastewater System, Series A, Rev., VAR, MBIA, 3.50%, 12/13/06	10,200
4,760	Rhode Island Clean Water Finance Agency, PCR, Series PT-1535, Rev., VAR, 3.52%, 12/05/06	4,760
3,670	Rhode Island Health & Educational Building Corp., Series PT-2253, Rev., VAR, 3.52%, 12/03/06	3,670
30,000	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VAR, 3.43%, 12/14/06	30,000
6,400	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VAR, LOC: Fleet National Bank, 3.50%, 12/13/06	6,400
2,390	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VAR, LOC: Fleet National Bank, 3.50%, 12/13/06	2,390
13,620	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VAR, LIQ: Bank of New York, 3.50%, 12/13/06	13,620
11,740	Rhode Island Industrial Facilities Corp., Marine Terminal, Exxon-Mobil Project, Rev., VAR, 3.57%, 12/08/06	11,740
9,000	Rhode Island State & Providence Plantations, Series 720, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.52%, 12/14/06	9,000
3,830	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series B, GO, VAR, 3.50%, 12/13/06	3,830

		95,610

	South Carolina — 1.6%
16,335	ABN AMRO Munitops Certificate Trust, Series 2004-27, Rev., VAR, FGIC, 3.52%, 12/14/06	16,335
20,325	Charleston County School District Development Corp., GO, SCSDE, 4.00%, 03/01/07	20,349
3,000	Cherokee County, IDB, Oshkosh Truck Project, Rev., VAR, LOC: Bank of America N.A., 3.60%, 12/13/06	3,000
	Greenville County School District,
40,000	GO, 4.50%, 06/01/07	40,187
1,350	Series 982, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/14/06	1,350
	Greenville Hospital System Board,
13,100	Series B, Rev., VAR, AMBAC, 3.46%, 12/14/06	13,100
10,000	Series C, Rev., VAR, AMBAC, 3.46%, 12/14/06	10,000
	Piedmont Municipal Power Agency, Electric,
10,100	Series C, Rev., VAR, MBIA, 3.47%, 12/13/06	10,100
28,250	Series C, Rev., VAR, MBIA, 3.53%, 12/13/06	28,250
34,975	Sub Series B-5, Rev., VAR, MBIA, 3.47%, 12/13/06	34,975
19,600	Sub Series B-6, Rev., VAR, MBIA, 3.47%, 12/13/06	19,600
1,200	South Carolina Educational Facilities Authority, Morris College Project, Rev., VAR, LOC: Bank of America N.A., 3.55%, 12/14/06	1,200
900	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VAR, LOC: Bank of America N.A., 3.60%, 12/14/06	900
10,205	South Carolina Jobs & EDA, Medical University Facilities Corp. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 12/14/06	10,205
2,505	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VAR, LOC: Bank of America N.A., 3.55%, 12/14/06	2,505
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VAR, LOC: Bank of New York, 3.55%, 12/13/06	4,600
5,220	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VAR, LOC: Fleet National Bank, 3.55%, 12/13/06	5,220
1,950	South Carolina Jobs & EDA, Valley Proteins, Inc., Project, Rev., VAR, LOC: U.S. Bank N.A., 3.53%, 12/14/06	1,950
6,000	South Carolina State, Series PT-1225, 3.50%, 12/02/06	6,000
2,145	South Carolina State Housing Finance & Development Authority, Reference Rent Housing Greenville, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.50%, 12/14/06	2,145
5,220	South Carolina State Public Service Authority, Series PT-1525, Rev., VAR, FSA, 3.52%, 12/06/06	5,220

		237,191

	South Dakota — 0.4%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
10,500	Series C-1, Rev., VAR, 3.45%, 12/14/06	10,500
5,000	Series F, Rev., VAR, 3.51%, 12/14/06	5,000
5,000	Series G, Rev., VAR, 3.52%, 12/13/06	5,000
44,000	Series I, Rev., AMT, 4.50%, 12/15/06	44,014

		64,514

	Tennessee — 2.9%
5,000	ABN AMRO Munitops Certificate Trust, Multi-State, Series 2002-25, GO, VAR, MBIA, 3.52%, 12/14/06	5,000
	Blount County Public Building Authority, Local Government Public Improvement,
12,500	Series A-4-A, Rev., VAR, 3.64%, 12/08/06	12,500
5,400	Series A-8-A, Rev., VAR, AMBAC, 3.50%, 12/14/06	5,400
2,700	Series A-8-B, Rev., VAR, AMBAC, 3.50%, 12/14/06	2,700
49,500	Series D-3-A, Rev., VAR, 3.64%, 12/08/06	49,500
14,800	Series D-6-A, Rev., VAR, XLCA, 3.65%, 12/08/06	14,800
24,300	Series D-8-A, Rev., VAR, XLCA, 3.65%, 12/08/06	24,300
8,860	City of Memphis, Series RR-II-6033, GO, VAR, MBIA, LIQ: Citigroup Financial Products, 3.52%, 12/14/06	8,860
100	City of South Pittsburg, IDB, Lodge Manufacturing Co. Project, Rev., VAR, LOC: Suntrust Bank, 3.54%, 12/13/06	100
7,055	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/14/06	7,055
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VAR, LOC: Bank Of America N.A., 3.55%, 12/14/06	3,000

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,100	Loudon IDB, A.E. Staley Manufacturing Co. Project, Rev., VAR, FNMA AGMT, LOC: Wachovia Bank N.A, 3.48%, 12/14/06	8,100
14,475	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.50%, 12/14/06	14,475
2,415	Metropolitan Government Nashville & Davidson County, Series PT-1526, Rev., VAR, AMBAC, 3.52%, 12/05/06	2,415
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Ascension Health Credit,
50,000	Series B-1, Rev., VAR, 3.72%, 08/03/07	50,000
23,250	Series B-2, Rev., VAR, 3.40%, 01/03/07	23,250
10,800	Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Belmont University Project, Rev., VAR, LOC: Suntrust Bank, 3.48%, 12/13/06	10,800
14,100	Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Vanderbilt University, Series B, Rev., VAR, 3.48%, 12/14/06	14,100
2,425	Metropolitan Government Nashville & Davidson County, IDB, Country Music Hall of Fame, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/14/06	2,425
3,015	Metropolitan Government Nashville & Davidson County, IDB, L&S LLC Project, Rev., VAR, LOC: Bank of New York, 3.55%, 12/14/06	3,015
	Sevier County Public Building Authority, Local Government Public Improvement,
41,060	Rev., VAR, XLCA, 3.63%, 12/08/06	41,060
12,600	Series 6-A1, Rev., VAR, 3.64%, 12/08/06	12,600
1,500	Series II-A-1, Rev., VAR, AMBAC, 3.50%, 12/14/06	1,500
2,500	Series II-A-2, Rev., VAR, AMBAC, 3.50%, 12/14/06	2,500
6,000	Series II-C-2, Rev., VAR, AMBAC, 3.50%, 12/14/06	6,000
835	Series II-D-3, Rev., VAR, AMBAC, 3.50%, 12/14/06	835
2,900	Series III-B-3, Rev., VAR, AMBAC, 3.50%, 12/14/06	2,900
8,800	Series III-C-5, Rev., VAR, AMBAC, 3.50%, 12/14/06	8,800
1,600	Series III-D-3, Rev., VAR, AMBAC, 3.50%, 12/14/06	1,600
2,500	Series III-E-3, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.50%, 09/07/06	2,500
14,300	Series III-F, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.50%, 12/14/06	14,300
4,075	Series V1-C3, Rev., VAR, AMBAC, 3.65%, 12/08/06	4,075
9,400	Series V1-G1, Rev., VAR, XLCA, 3.65%, 12/08/06	9,400
5,000	Series VI-H1, Rev., VAR, AMBAC, 3.65%, 12/08/06	5,000
20,000	Shelby County Health, Educational & Housing Facilities Board, Series PA-1277, Rev., VAR, 3.53%, 12/05/06	20,000
4,990	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Series PA-1277, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/14/06	4,990
31,000	TRS Trust, Series F-6, Regulation D, Rev., VAR, LIQ: Lehman Brothers, Inc., 3.61%, 12/13/06	31,000

		430,855

	Texas — 10.2%
	ABN AMRO Munitops Certificate Trust,
18,990	Series 2000-11, VAR, PSF-GTD, 3.53%, 12/14/06 (e)	18,990
17,990	Series 2005-45, Rev., VAR, 3.65%, 01/11/07	17,990
9,945	Series 2006-54, GO, VAR, PSF-GTD, 3.53%, 12/14/06	9,945
38,545	Aldine Independent School District, School Buildings, GO, VAR, PSF-GTD, 3.72%, 06/15/07	38,545
7,530	Alief Independent School District, Series PT-2767, GO, VAR, PSF-GTD, 3.52%, 12/04/06	7,530
14,560	Austin Water & Wastewater, Merlot, Series LLL, Rev., VAR., MBIA, 3.52%, 12/13/06	14,560
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VAR, FNMA, LIQ: FNMA, 3.48%, 12/13/06	9,100
	Brazos River Authority, PCR,
27,500	Series D-1, Rev., VAR, LOC: Wachovia Bank N.A., 3.52%, 12/13/06	27,500
6,530	Series PT-679, Rev., VAR, MBIA, 3.51%, 12/05/06	6,530
7,280	Carroll Independent School District, Series PT-2744, GO, VAR, PSF-GTD, LIQ: Merrill Lynch Capital Services, 3.52%, 12/04/06	7,280
48,890	City of Austin, Independent School District, Sub Lien, Rev., VAR, CIFG, 3.53%, 12/14/06	48,890
13,175	City of El Paso, Series PA-892, Rev., VAR, AMBAC, 3.52%, 12/07/06	13,175
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VAR, FSA, LIQ: Societe Generale, 3.51%, 12/14/06	17,500
11,000	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VAR, AMT, FSA, 3.53%, 12/13/06	11,000
78,900	City of Katy, Independent School District, CSH Building, Series C, GO, VAR, PSF-GTD, 3.48%, 12/14/06	78,900
12,035	City of Richardson, Refinancing & Improvement, GO, VAR, 3.72%, 06/15/07	12,035
3,000	City of San Antonio, Series 1089, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/14/06	3,000
	City of San Antonio, Electric & Gas,
10,505	Rev., VAR, 3.53%, 12/02/06	10,505
11,190	Series SG-101, GO, VAR, LOC: Societe Generale, 3.51%, 12/05/06	11,190
9,540	Series SG-105, GO, VAR, LOC: Societe Generale, 3.51%, 12/03/06	9,540
11,000	City of San Antonio, Systems, Junior Lien, Rev., VAR, 3.56%, 12/13/06	11,000
6,435	City of San Antonio, Water, Rev., VAR, FSA, 3.51%, 12/14/06	6,435
10,315	City of San Antonio, Electric & Gas, Municipal Securities Trust Receipts, Series SGA-48, Rev., VAR, 3.53%, 12/13/06	10,315
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bend Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/13/06	8,719
19,040	Crawford Education Facilities Corp., Higher Education, Southwestern University Project, Series B, Rev., VAR, 3.48%, 12/14/06	19,040
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Flight Safety Project, Rev., VAR, 3.51%, 12/14/06	5,000

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

11,290	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.52%, 12/14/06	11,290
5,000	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VAR, MBIA, PSF-GTD, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	5,000
13,870	Eclipse Funding Trust, Solar Eclipse, North East Independent School District, Series 2006-0058, GO, VAR, MBIA-IBC, PSF-GTD, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	13,870
5,000	Greater East Texas Higher Education Authority, Series B, Rev., VAR, LOC: State Street Bank & Trust Co., 3.53%, 12/147/06	5,000
	Greater Texas Student Loan Corp.,
39,350	Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.53%, 12/14/06	39,350
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.53%, 12/13/06	5,000
2,895	Harris County, Series RR-II-R-1029, Rev., VAR, FSA, LIQ: Citigroup Financial Production, 3.52%, 12/14/06	2,895
9,640	Harris County Health Facilities Development Authority, Series PT-2350, Rev., VAR, 3.50%, 12/02/06	9,640
5,100	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project, Series A, Rev., VAR, LOC: Suntrust Bank N.A., 3.50%, 12/14/06	5,100
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VAR, 3.51%, 12/14/06	29,245
28,825	Houston Independent School District, Series RR-II-R-408, GO, VAR, PSF-GTD, LIQ: Citibank N.A., 3.52%, 12/14/06	28,825
14,000	Houston Independent School District, School House, GO, VAR, PSF-GTD, 3.63%, 06/15/07	14,000
21,260	Lamar Consolidated Independent School District, School House, GO, VAR, PSP-GTD, 3.62%, 09/07/07	21,260
5,730	Leander Independent School District, Series RR-II-R-2143, GO, VAR, PSF-GTD, LIQ: Citigroup Global Markets, 3.52%, 12/14/06	5,730
	Lower Colorado River Authority,
19,425	Series PA-590, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.52%, 12/04/06	19,425
3,610	Series PT-1523, Rev., VAR, MBIA, 3.52%, 12/07/06	3,610
650	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Series A, Rev., VAR, 3.57%, 12/08/06	650
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.53%, 12/13/06 (e)	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.53%, 12/13/06	5,290
10,240	Municipal Securities Trust Certificates, Series 2006-260, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.55%, 12/13/06	10,240
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.51%, 12/14/06	17,050
7,820	North Central Texas Health Facility Development Corp., Series PT-1411, Rev., VAR, AMBAC, 3.52%, 12/07/06	7,820
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.51%, 12/14/06	20,000
	North Texas Higher Education Authority,
10,100	Series A, Rev., VAR, AMBAC, 3.50%, 12/13/06	10,100
13,000	Series A, Rev., VAR, AMT, AMBAC, 3.50%, 12/13/06	13,000
10,000	Series A, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.50%, 12/13/06	10,000
9,000	Series C, Rev., VAR, AMBAC, 3.50%, 12/13/06	9,000
20,000	North Texas Tollway Authority, Series C, Rev., VAR, FGIC, 3.50%, 12/13/06	20,000
	Panhandle-Plains Higher Education Authority, Inc., Student Loan,
2,000	Series A, Rev., VAR, MBIA, 3.53%, 12/13/06	2,000
3,300	Series B, Rev., VAR, MBIA, 3.53%, 12/13/06	3,300
18,000	Pasadena Independent School District, Series A, GO, VAR, PSF-GTD, 3.48%, 12/14/06	18,000
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts, Series SGA-101, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.53%, 12/13/06	11,735
9,000	Port of Port Arthur Navigation District, Texaco, Inc. Project, Rev., VAR, 3.64%, 12/08/06	9,000
22,000	Sabine River Authority, TXU Energy Co. LLC Project, Series A, VAR, LOC: Norddeutsche Landesbank, 3.68%, 12/01/06	22,000
135	Southeast Texas Housing Finance Corp., Single Family Mortgage, Series 938, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.55%, 12/14/06	135
7,375	Southwest Independent School District, Series DB-142, GO, VAR, PSF-GTD, LIQ: Deutsche Bank AG, 3.51%, 12/04/06	7,375
367,300	State of Texas, TRAN, 4.50%, 08/31/07	369,793
50,000	State of Texas, College Student Loan, GO, VAR, 3.73%, 08/01/07	50,000
63,510	State of Texas, Mobility Funding, Series B, GO, VAR, 3.47%, 12/13/06	63,510
	State of Texas, Veteran’s Housing Assistance,
3,810	Series A-1, GO, VAR, LIQ: Texas State Treasurer, 3.61%, 12/13/06	3,810
8,375	Series II-A, GO, VAR, 3.53%, 12/13/06	8,375
14,260	Series II-B, GO, VAR, 3.53%, 12/13/06	14,260
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VAR, FNMA, 3.52%, 12/13/06	8,700
10,250	Texas Department of Housing & Community Affairs, Multi-Family Housing, Rev., VAR, FHLMC, LIQ: FHLMC, 3.56%, 12/14/06	10,250
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.56%, 12/14/06	5,000
10,100	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series B, Rev., VAR, FSA, 3.50%, 12/13/06	10,100
10,200	Texas Municipal Gas Corp., Senior Lien, Series PA-892, Rev., VAR, FSA, 3.50%, 12/13/06	10,200
62,635	Texas Small Business Industrial Development Corp., Public Facilities Capital Access, Rev., VAR, LOC: Bank of America N.A., 3.56%, 12/13/06	62,635

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

12,553	Texas State Affordable Housing Corp.,
	Series 1315, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.58%, 12/14/06	12,552
1,075	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VAR, FHLMC, LIQ: FHLMC, 3.58%, 12/13/06	1,075
7,955	Travis County, Series PT-2644, GO., VAR, LIQ: Merrill Lynch Capital Services, 3.50%, 12/07/06	7,955
	Trinity River Authority, TXU Energy Co. LLC Project,
13,000	Rev., VAR, LOC; Norddeutsche Landesbank, 3.68%, 12/01/06	13,000
5,520	RR-II-R-2006, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.52%, 12/01/06	5,520
	University of Texas,
9,055	Series PA-1194, Rev., VAR, 3.50%, 12/03/06	9,055
5,245	Series 2003-19, Rev., VAR, LIQ: BNP Paribas, 3.50%, 12/03/06	5,245
7,744	Victoria County Texas, Hospital, Series 959, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/02/06	7,743

		1,534,382

	Utah — 1.9%
	Central Utah Water Conservancy District,
18,400	Series A, GO, VAR, AMBAC, 3.48%, 12/13/06	18,400
65,400	Series B, GO, VAR, AMBAC, 3.48%, 12/13/06	65,400
13,400	Series B, Rev., VAR, AMBAC, 3.48%, 12/13/06	13,400
	Intermountain Power Agency,
33,200	Sub Series A, Rev., VAR, FGIC, 3.50%, 12/13/06	33,200
43,800	Sub Series B, Rev., VAR, FGIC, 3.50%, 12/13/06	43,800
28,560	University of Utah, Floating Rate Trust Receipts, Series N-15, REG D, Rev., VAR, MBIA, 3.56%, 12/13/06	28,560
	Utah Housing Corp., Single Family Mortgage,
12,500	Series E, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.58%, 12/13/06	12,500
6,870	Series E-1, Class I, Rev., VAR, 3.58%, 12/13/06	6,870
11,715	Series E-2, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.58%, 12/13/06	11,715
8,500	Series F, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.58%, 12/13/06	8,500
	Utah Housing Finance Agency, Single Family Mortgage,
6,510	Series D-1, Rev., VAR, AMT, 3.58%, 12/13/06	6,510
4,105	Series E-1, Rev., VAR, LIQ: Bayerische Landesbank, 3.58%, 12/13/06	4,105
4,935	Series F-2, Class I, Rev., VAR, 3.58%, 12/13/06	4,935
4,800	Series W, Rev., VAR, AMBAC, 3.58%, 12/13/06	4,800
	Utah State Board of Regents,
1,000	Series L, Rev., VAR, AMBAC, AMT, 3.50%, 12/13/06	1,000
20,000	Series W, Rev., VAR, AMBAC, AMT, 3.50%, 12/13/06	20,000

		283,695

	Vermont — 0.5%
	Vermont Educational & Health Buildings Financing Agency, Hospital, VHA New England,
5,900	Series D, Rev., VAR, AMBAC, LIQ: Mellon Bank, 3.50%, 12/13/06	5,900
8,300	Series G, Rev., VAR, AMBAC, LIQ: Bank of New York, 3.50%, 12/13/06	8,300
6,970	Vermont Educational & Health Buildings Financing Agency, St. Johnsbury Academy Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.50%, 12/14/06	6,970
	Vermont Housing Finance Agency, Single Family Housing,
10,380	Series 21-A, Rev., VAR, FSA, 3.50%, 12/13/06	10,380
11,200	Series 22, Rev., VAR, AMT, FSA, 3.50%, 12/13/06	11,200
12,945	Series 25-A, Rev., VAR, AMT, FSA, 3.50%, 12/13/06	12,945
	Vermont Student Assistance Corp.,
10,000	Rev., VAR, AMBAC, 3.50%, 12/13/06	10,000
5,000	Rev., VAR, LOC: State Street Bank & Trust Co., 3.61%, 01/01/07	5,000

		70,695

	Virginia — 1.2%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital, Series A, Rev., VAR, LOC: Suntrust Bank, 3.49%, 12/13/06	8,000
8,150	City of Alexandria, IDA, Pooled Loan Program, Series A, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/14/06	8,150
15,800	City of Richmond, IDA, Educational Facilities Church Schools, Rev., VAR, LOC: Suntrust Bank, 3.63%, 12/08/06	15,800
17,955	Clipper Tax-Exempt Certificate Trust Partner, Series 2005-38, Rev., VAR, 3.52%, 12/14/06	17,955
9,000	James City County, IDA, Housing Chambrel Project, Rev., VAR, FNMA, LIQ: FNMA, 3.50%, 12/14/06	9,000
21,905	Loudoun County IDA, Howard Hughes Medical, Series D, Rev., VAR, 3.53%, 12/13/06	21,905
	Lynchburg IDA, VHA Mid Atlantic,
3,600	Series D, Rev., VAR, AMBAC, 3.50%, 12/13/06	3,600
200	Series G, Rev., VAR, AMBAC, 3.50%, 12/13/06	200
27,350	Montgomery County IDA, Veterans Technology Foundation, Rev., VAR, LOC: Bank of America N.A., 3.63%, 12/08/06	27,350
5,000	University of Virginia, EAGLE, Series 2006-0017, Class A, Rev., VAR, LIQ: Citibank N.A., 3.53%, 12/14/06	5,000
7,000	Virginia College Building Authority, Shenadoah University Project, Rev., VAR, LOC: Branch Banking & Trust, 3.63%, 12/08/06	7,000
5,707	Virginia Commonwealth Transportation Board, Series 727, Rev., VAR, LIQ: Morgan Stanly Dean Witter, 3.52%, 12/14/06	5,707
23,590	Virginia Commonwealth Transportation Board, Floating Rate Receipts, Series SG-137, Rev., VAR, LIQ: Societe Generale, 3.50%, 12/06/06	23,590
13,300	Virginia Public Building Authority, Series D, Rev., VAR, 3.45%, 12/14/06	13,300
4,910	Virginia Public School Authority, RR-II-R-4050, Rev., VAR, LIQ: Citigroup Financial Products, 3.52%, 12/14/06	4,910
5,415	Virginia Resources Authority, Infrastructure, RR-II-R-249, Rev., VAR, LIQ: Citibank N.A., 3.52%, 12/14/06	5,415

		176,882

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Washington — 1.7%
13,040	ABN AMRO Munitops Certificate Trust, Series 2005-51, GO, VAR, FSA, 3.53%, 12/14/06	13,040
4,955	Central Puget Sound Regional Transportation Authority, Series PA-892, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.52%, 12/14/06	4,955
7,215	Central Washington University, Series PT-2251, Rev., VAR, FGIC, 3.52%, 12/04/06	7,215
11,145	City of Tacoma, Electric Systems, Series PT-1404, Rev., VAR, AMBAC, 3.52%, 12/04/06	11,145
	Eclipse Funding Trust, Solar Eclipse,
15,545	Series 2005-0001, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.51%, 12/14/06	15,545
11,000	Series 2006-0009, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.52%, 12/14/06	11,000
6,995	Energy Northwest Electric, Series PT-734, Rev., VAR, MBIA, 3.51%, 12/05/06	6,995
	King County,
12,000	Series PT-1200, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/14/06	12,000
11,040	Series PT-2170, GO, VAR, AMBAC, 3.52%, 12/06/06	11,040
5,275	Series RR-II-R-1028, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.52%, 12/14/06	5,275
	Port of Seattle,
4,430	Series PT-728, Rev., VAR, FGIC, 3.55%, 12/05/06	4,430
6,080	Series PT-2171, Rev., VAR, FGIC, 3.55%, 12/01/06	6,080
8,000	Sub Lien, Rev., VAR, AMT, LOC: Fortis Bank N.V., 3.50%, 12/13/06	8,000
995	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VAR, LOC: U.S. Bank N.A., 3.55%, 12/14/06	995
4,000	Seattle Municipal Securities Trust Receipts, Series SGA-142, GO, VAR, LIQ: Societe Generale, 3.53%, 12/04/06	4,000
	Seattle, Municipal Light & Power,
11,780	Series PT-1421, Rev., VAR, FSA, 3.52%, 12/03/06	11,780
13,200	Series SG-A96, Rev., MBIA, VAR, LIQ: Societe Generale, 3.68%, 12/08/06	13,200
9,850	Skagit County Public Hospital District No. 1, RR-II-R-2126, GO, VAR, MBIA, LIQ: Citigroup Financial Products, 3.52%, 12/14/06	9,850
6,065	Skagit County Public Hospital District No. 2, Series PT-2410, GO, VAR, MBIA, 3.52%, 12/06/06	6,065
12,300	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VAR, LOC: Bank of America, 3.50%, 12/13/06	12,300
3,900	Snohomish County Public Utility District No. 1, Series A-2, Rev., VAR, FSA, 3.46%, 12/13/06	3,900
16,600	Snohomish County Public Utility District No.1, Generation Systems, Series A, Rev., VAR, FSA, 3.46%, 12/13/06	16,600
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A, 3.75%, 12/14/06	2,545
44,000	Washington State Housing Finance Commission, Single Family Program, Series 1-A-S, RAN., AMT, 3.35%, 02/01/07	44,000
2,810	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VAR, LOC: Bank of America N.A., 3.63%, 12/14/06	2,810
13,360	Washington State Public Power Supply System, Project No. 3 Electric, Series 3A, Rev., VAR, MBIA, 3.50%, 12/13/06	13,360

		258,125

	West Virginia — 0.5%
19,655	Eclipse Funding Trust, Series 2006-0132, Rev., VAR, FSA, LIQ; U.S Bank N.A., 3.51%, 12/14/06	19,655
3,000	Municipal Securities Trust Certificates, Series 9026, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.53%, 12/13/06	3,000
2,815	West Virginia EDA, IDR, Gemark Services, Rev., VAR, LOC: Bank Of New York, 3.55%, 12/14/06	2,815
5,765	West Virginia State Building Commission, Series PA-520, 3.53%, 12/07/06	5,765
	West Virginia State Hospital Finance Authority, VHA Mid-Atlantic/Capital,
4,000	Series C, Rev., VAR, AMBAC, 3.50%, 12/13/06	4,000
5,700	Series D, Rev., VAR, AMBAC, 3.50%, 12/13/06	5,700
5,000	Series E, Rev., VAR, AMBAC, 3.50%, 12/13/06	5,000
9,200	Series G, Rev., VAR, AMBAC, 3.50%, 12/13/06	9,200
7,100	Series H, Rev., VAR, AMBAC, 3.50%, 12/13/06	7,100
9,670	West Virginia State Parkways Economic Development & Tourism Authority, Rev., VAR, FGIC, 3.45%, 12/13/06	9,670

		71,905

	Wisconsin — 1.4%
	City of Milwaukee,
45,000	RAN, Rev., 4.50%, 08/30/07	45,301
21,000	Series V8, GO, VAR, 3.50%, 12/13/06	21,000
	Dane County,
6,905	Series RR-II-R-2003, GO, VAR, LIQ: Citigroup Financial Products, 3.52%, 12/14/06	6,905
5,760	Series RR-II-R-4504, GO, VAR, LIQ: Citigroup Financial Products, 3.52%, 12/14/06	5,760
	Wisconsin Housing & EDA,
15,020	Series A, Rev., VAR, 3.51%, 12/14/06	15,020
3,765	Series D, Rev., VAR, AMT, MBIA, LIQ: Federal Home Loan Bank, 3.50%, 12/04/06	3,765
3,405	Series E, Rev., VAR, FSA, 3.50%, 12/13/06	3,405
3,355	Series E, Rev., VAR, MBIA, LIQ: Federal Home Loan Bank, 3.50%, 12/04/06	3,355
5,180	Series F, Rev., VAR, AMT, MBIA, LIQ: Federal Home Loan Bank, 3.50%, 12/04/06	5,180
4,105	Series G, Rev., VAR, AMT, MBIA, LIQ: Federal Home Loan Bank, 3.50%, 12/04/06	4,105
17,420	Series H, Rev., VAR, AMT, MBIA, LIQ: Federal Home Loan Bank, 3.50%, 12/04/06	17,420
5,090	Series I, Rev., VAR, MBIA, LIQ: Federal Home Loan Bank, 3.42%, 12/04/06	5,090
	Wisconsin Housing & EDA, Home Ownership,
4,000	Series A, Rev., VAR, 3.51%, 12/13/06	4,000
7,285	Series E, Rev., VAR, 3.53%, 12/13/06	7,285
47,900	Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series B, Rev., VAR, AMBAC, 3.48%, 12/14/06	47,900
10,000	Wisconsin State Health & Educational Facilities Authority, University of Wisconsin Medical Foundation, Rev., VAR, LOC: Lasalle Bank N.A., 3.45%, 12/06/06	10,000

		205,491

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Wyoming — 0.7%
	Campbell County, IDR, Two Elk Power Generation Station Project,
65,000	Rev., VAR, 3.80%, 11/30/07	65,000
30,000	Series 1999-6, Rev., VAR, 3.80%, 11/30/07	30,000
	Sublette County,
300	Series A, Rev., VAR, 3.61%, 12/08/06	300
11,000	Series B, Rev., VAR, 3.61%, 12/08/06	11,000

		106,300

	Total Municipal Bonds (Cost $13,627,920)	13,627,920

	Total Investments — 98.2% (Cost $14,704,473)*	14,704,473
	Other Assets In Excess of Liabilities — 1.8%	267,050

	NET ASSETS — 100.0%	$14,971,523

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(m)	All or a portion of this security is segregated for current or potential holdings of when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

ACES	Automatically Convertible Securities

AGMT	Agreement

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAN	Bond Anticipation Notes

BNY	Bank of New York

CIFG	CDC IXIS Financial Gauranty

COLL	Collateral

COP	Certificates of Participation

CR	Custodial Receipts

EAGLE	Earnings of accrual generated on local tax-securities.

EDA	Economic Development Authority

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Authority

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FRN	Floating Rate Notes

FSA	Financial Security Assurance

GAN	Grant Anticipation Notes

GNMA	Government National Mortgage Association

GO	General Obligation

GOP	General Obligation of Participants

HUD	Housing and Urban Development

IBC	Insured Bond Certificates

ICR	Insured Custodial Receipts

IDA	Industrial Development Authority

IDB	Industrial Development Board

IDR	Industrial Development Revenue

LIQ	Liquidity Agreement

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

Merlots	Municipal Exempt Receipts Liquidity Optional Tender

JPMorgan Tax Free Money Market Fund

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

PCR	Pollution Control Revenue

PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Board Loan Fund

RADIAN	Radian Asset Assurance

RAN	Revenue Anticipation Notes

Rev.	Revenue Bond

SCSDE	South Carolina School District Enhancement

TAN	Tax Anticipation Notes

TAW	Tax Anticipation Warrant

TCRS	Transferable Custodial Receipts

TOCS	Tender Options Certificates

TRAN	Tax & Revenue Anticipation Notes

VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006

VRD	Variable Rate Demand

XLCA	XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 29, 2007